UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Core 30/70 Conservative Allocation ETF

AOK |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core 30/70 Conservative Allocation ETF (the “Fund”) (formerly known as iShares Core Conservative Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 30/70 Conservative Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.29%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

Within the bond allocation, longer-dated U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Conservative Index
Jul 15	$10,193	$10,000	$10,000	$10,000
Aug 15	$9,970	$9,971	$9,597	$9,780
Sep 15	$9,896	$10,009	$9,249	$9,711
Oct 15	$10,119	$10,042	$9,974	$9,928
Nov 15	$10,107	$10,005	$9,890	$9,917
Dec 15	$9,999	$9,955	$9,711	$9,812
Jan 16	$9,904	$10,065	$9,124	$9,720
Feb 16	$9,934	$10,136	$9,061	$9,746
Mar 16	$10,233	$10,261	$9,732	$10,043
Apr 16	$10,302	$10,331	$9,876	$10,111
May 16	$10,340	$10,339	$9,889	$10,145
Jun 16	$10,475	$10,520	$9,828	$10,281
Jul 16	$10,667	$10,607	$10,253	$10,468
Aug 16	$10,669	$10,619	$10,288	$10,473
Sep 16	$10,694	$10,621	$10,348	$10,496
Oct 16	$10,560	$10,551	$10,171	$10,365
Nov 16	$10,421	$10,314	$10,248	$10,231
Dec 16	$10,513	$10,344	$10,469	$10,311
Jan 17	$10,590	$10,381	$10,754	$10,388
Feb 17	$10,742	$10,461	$11,056	$10,538
Mar 17	$10,796	$10,457	$11,192	$10,592
Apr 17	$10,915	$10,544	$11,367	$10,708
May 17	$11,041	$10,625	$11,615	$10,829
Jun 17	$11,058	$10,616	$11,664	$10,846
Jul 17	$11,183	$10,669	$11,990	$10,996
Aug 17	$11,261	$10,761	$12,035	$11,072
Sep 17	$11,299	$10,723	$12,268	$11,113
Oct 17	$11,394	$10,736	$12,523	$11,209
Nov 17	$11,454	$10,720	$12,764	$11,258
Dec 17	$11,523	$10,767	$12,970	$11,328
Jan 18	$11,650	$10,664	$13,701	$11,456
Feb 18	$11,404	$10,563	$13,123	$11,214
Mar 18	$11,425	$10,616	$12,829	$11,236
Apr 18	$11,375	$10,545	$12,961	$11,190
May 18	$11,421	$10,603	$12,978	$11,238
Jun 18	$11,404	$10,587	$12,909	$11,220
Jul 18	$11,524	$10,609	$13,297	$11,343
Aug 18	$11,587	$10,662	$13,400	$11,404
Sep 18	$11,564	$10,616	$13,457	$11,381
Oct 18	$11,235	$10,527	$12,450	$11,058
Nov 18	$11,322	$10,574	$12,633	$11,147
Dec 18	$11,191	$10,740	$11,744	$11,020
Jan 19	$11,540	$10,888	$12,671	$11,365
Feb 19	$11,641	$10,900	$13,008	$11,469
Mar 19	$11,837	$11,097	$13,173	$11,663
Apr 19	$11,976	$11,112	$13,617	$11,800
May 19	$11,870	$11,283	$12,808	$11,699
Jun 19	$12,203	$11,442	$13,649	$12,007
Jul 19	$12,235	$11,476	$13,689	$12,043
Aug 19	$12,359	$11,736	$13,364	$12,189
Sep 19	$12,405	$11,685	$13,647	$12,235
Oct 19	$12,521	$11,723	$14,024	$12,351
Nov 19	$12,595	$11,720	$14,368	$12,424
Dec 19	$12,731	$11,738	$14,872	$12,561
Jan 20	$12,830	$11,948	$14,673	$12,658
Feb 20	$12,625	$12,127	$13,514	$12,460
Mar 20	$11,932	$11,891	$11,691	$11,778
Apr 20	$12,403	$12,129	$12,944	$12,242
May 20	$12,704	$12,242	$13,503	$12,543
Jun 20	$12,887	$12,344	$13,933	$12,725
Jul 20	$13,211	$12,561	$14,268	$13,052
Aug 20	$13,386	$12,489	$15,565	$13,233
Sep 20	$13,253	$12,466	$15,063	$13,104
Oct 20	$13,133	$12,422	$14,696	$12,987
Nov 20	$13,687	$12,584	$16,509	$13,538
Dec 20	$13,923	$12,627	$17,278	$13,775
Jan 21	$13,851	$12,548	$17,197	$13,707
Feb 21	$13,834	$12,386	$17,593	$13,690
Mar 21	$13,903	$12,242	$18,060	$13,760
Apr 21	$14,151	$12,345	$18,846	$14,008
May 21	$14,240	$12,392	$19,130	$14,100
Jun 21	$14,357	$12,482	$19,392	$14,217
Jul 21	$14,493	$12,607	$19,525	$14,356
Aug 21	$14,583	$12,599	$20,014	$14,447
Sep 21	$14,301	$12,491	$19,188	$14,169
Oct 21	$14,510	$12,481	$20,168	$14,379
Nov 21	$14,431	$12,496	$19,684	$14,301
Dec 21	$14,591	$12,488	$20,472	$14,462
Jan 22	$14,189	$12,214	$19,470	$14,065
Feb 22	$13,943	$12,048	$18,967	$13,820
Mar 22	$13,775	$11,724	$19,379	$13,655
Apr 22	$13,099	$11,287	$17,827	$12,985
May 22	$13,167	$11,349	$17,847	$13,054
Jun 22	$12,673	$11,122	$16,337	$12,563
Jul 22	$13,166	$11,402	$17,477	$13,054
Aug 22	$12,736	$11,105	$16,833	$12,627
Sep 22	$12,033	$10,627	$15,222	$11,930
Oct 22	$12,180	$10,510	$16,141	$12,076
Nov 22	$12,836	$10,902	$17,392	$12,729
Dec 22	$12,544	$10,865	$16,703	$12,440
Jan 23	$13,106	$11,202	$17,903	$12,999
Feb 23	$12,756	$10,927	$17,393	$12,652
Mar 23	$13,092	$11,183	$17,930	$12,987
Apr 23	$13,200	$11,252	$18,183	$13,094
May 23	$13,059	$11,135	$17,985	$12,956
Jun 23	$13,285	$11,118	$19,027	$13,182
Jul 23	$13,427	$11,129	$19,724	$13,323
Aug 23	$13,263	$11,062	$19,173	$13,161
Sep 23	$12,883	$10,798	$18,380	$12,783
Oct 23	$12,649	$10,636	$17,827	$12,552
Nov 23	$13,361	$11,114	$19,473	$13,260
Dec 23	$13,903	$11,536	$20,407	$13,800
Jan 24	$13,939	$11,508	$20,519	$13,836
Feb 24	$13,975	$11,370	$21,401	$13,874
Mar 24	$14,211	$11,482	$22,075	$14,109
Apr 24	$13,840	$11,214	$21,345	$13,742
May 24	$14,186	$11,400	$22,207	$14,086
Jun 24	$14,330	$11,504	$22,702	$14,231
Jul 24	$14,642	$11,765	$22,481	$14,542
Aug 24	$14,604	$11,938	$23,658	$14,785
Sep 24	$14,833	$12,102	$24,205	$15,019
Oct 24	$14,510	$11,827	$23,666	$14,693
Nov 24	$14,791	$11,952	$23,785	$14,979
Dec 24	$14,525	$11,771	$23,218	$14,710
Jan 25	$14,713	$11,842	$24,137	$14,901
Feb 25	$14,890	$12,087	$23,998	$15,082
Mar 25	$14,722	$12,084	$23,048	$14,913
Apr 25	$14,799	$12,127	$23,258	$14,992
May 25	$15,017	$12,065	$24,592	$15,215
Jun 25	$15,379	$12,253	$25,699	$15,582
Jul 25	$15,412	$12,236	$26,049	$15,617

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.29%	3.52%	4.42%
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
MSCI All Country World Index (Net)...
15.87	12.79	10.05
S&P Target Risk Conservative Index...
7.39	3.65	4.56

Key Fund statistics

Net Assets...
$629,172,274
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$599,708
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
57.3%
Domestic Equity...
20.8
International Equity...
11.8
International Fixed Income...
10.1
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
57.3%
iShares Core S&P 500 ETF...
19.2
iShares Core International Aggregate Bond ETF...
10.1
iShares Core MSCI International Developed Markets ETF...
8.4
iShares Core MSCI Emerging Markets ETF...
3.4
iShares Core S&P Mid-Cap ETF...
1.1
iShares Core S&P Small-Cap ETF...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares Core Conservative Allocation ETF to iShares Core 30/70 Conservative Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 30/70 Conservative Allocation ETF

Annual Shareholder Report — July 31, 2025

AOK-07/25-AR

iShares Core 40/60 Moderate Allocation ETF

AOM |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core 40/60 Moderate Allocation ETF (the “Fund”) (formerly known as iShares Core Moderate Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 40/60 Moderate Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.38%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

Within the bond allocation, longer-dated U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Moderate Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,710	$9,971	$9,597	$9,711
Sep 15	$9,608	$10,009	$9,249	$9,608
Oct 15	$9,888	$10,042	$9,974	$9,888
Nov 15	$9,879	$10,005	$9,890	$9,881
Dec 15	$9,759	$9,955	$9,711	$9,762
Jan 16	$9,604	$10,065	$9,124	$9,608
Feb 16	$9,613	$10,136	$9,061	$9,614
Mar 16	$9,962	$10,261	$9,732	$9,966
Apr 16	$10,036	$10,331	$9,876	$10,040
May 16	$10,076	$10,339	$9,889	$10,081
Jun 16	$10,186	$10,520	$9,828	$10,189
Jul 16	$10,403	$10,607	$10,253	$10,407
Aug 16	$10,411	$10,619	$10,288	$10,417
Sep 16	$10,443	$10,621	$10,348	$10,451
Oct 16	$10,303	$10,551	$10,171	$10,309
Nov 16	$10,204	$10,314	$10,248	$10,213
Dec 16	$10,313	$10,344	$10,469	$10,311
Jan 17	$10,418	$10,381	$10,754	$10,419
Feb 17	$10,588	$10,461	$11,056	$10,589
Mar 17	$10,656	$10,457	$11,192	$10,659
Apr 17	$10,781	$10,544	$11,367	$10,784
May 17	$10,922	$10,625	$11,615	$10,923
Jun 17	$10,949	$10,616	$11,664	$10,948
Jul 17	$11,095	$10,669	$11,990	$11,121
Aug 17	$11,166	$10,761	$12,035	$11,192
Sep 17	$11,234	$10,723	$12,268	$11,262
Oct 17	$11,351	$10,736	$12,523	$11,382
Nov 17	$11,434	$10,720	$12,764	$11,455
Dec 17	$11,519	$10,767	$12,970	$11,542
Jan 18	$11,719	$10,664	$13,701	$11,744
Feb 18	$11,428	$10,563	$13,123	$11,454
Mar 18	$11,428	$10,616	$12,829	$11,454
Apr 18	$11,391	$10,545	$12,961	$11,420
May 18	$11,436	$10,603	$12,978	$11,468
Jun 18	$11,409	$10,587	$12,909	$11,442
Jul 18	$11,565	$10,609	$13,297	$11,600
Aug 18	$11,633	$10,662	$13,400	$11,666
Sep 18	$11,614	$10,616	$13,457	$11,651
Oct 18	$11,203	$10,527	$12,450	$11,240
Nov 18	$11,305	$10,574	$12,633	$11,343
Dec 18	$11,075	$10,740	$11,744	$11,112
Jan 19	$11,490	$10,888	$12,671	$11,534
Feb 19	$11,624	$10,900	$13,008	$11,667
Mar 19	$11,810	$11,097	$13,173	$11,858
Apr 19	$11,986	$11,112	$13,617	$12,036
May 19	$11,796	$11,283	$12,808	$11,845
Jun 19	$12,177	$11,442	$13,649	$12,216
Jul 19	$12,204	$11,476	$13,689	$12,246
Aug 19	$12,280	$11,736	$13,364	$12,342
Sep 19	$12,358	$11,685	$13,647	$12,420
Oct 19	$12,508	$11,723	$14,024	$12,573
Nov 19	$12,606	$11,720	$14,368	$12,675
Dec 19	$12,787	$11,738	$14,872	$12,858
Jan 20	$12,835	$11,948	$14,673	$12,909
Feb 20	$12,519	$12,127	$13,514	$12,593
Mar 20	$11,684	$11,891	$11,691	$11,750
Apr 20	$12,232	$12,129	$12,944	$12,305
May 20	$12,575	$12,242	$13,503	$12,653
Jun 20	$12,784	$12,344	$13,933	$12,863
Jul 20	$13,149	$12,561	$14,268	$13,240
Aug 20	$13,414	$12,489	$15,565	$13,513
Sep 20	$13,240	$12,466	$15,063	$13,340
Oct 20	$13,095	$12,422	$14,696	$13,195
Nov 20	$13,782	$12,584	$16,509	$13,893
Dec 20	$14,079	$12,627	$17,278	$14,198
Jan 21	$14,010	$12,548	$17,197	$14,132
Feb 21	$14,056	$12,386	$17,593	$14,177
Mar 21	$14,186	$12,242	$18,060	$14,311
Apr 21	$14,487	$12,345	$18,846	$14,620
May 21	$14,605	$12,392	$19,130	$14,739
Jun 21	$14,726	$12,482	$19,392	$14,864
Jul 21	$14,863	$12,607	$19,525	$15,007
Aug 21	$14,991	$12,599	$20,014	$15,138
Sep 21	$14,653	$12,491	$19,188	$14,799
Oct 21	$14,947	$12,481	$20,168	$15,097
Nov 21	$14,825	$12,496	$19,684	$14,975
Dec 21	$15,054	$12,488	$20,472	$15,208
Jan 22	$14,604	$12,214	$19,470	$14,755
Feb 22	$14,326	$12,048	$18,967	$14,474
Mar 22	$14,219	$11,724	$19,379	$14,366
Apr 22	$13,461	$11,287	$17,827	$13,601
May 22	$13,536	$11,349	$17,847	$13,678
Jun 22	$12,942	$11,122	$16,337	$13,076
Jul 22	$13,502	$11,402	$17,477	$13,644
Aug 22	$13,042	$11,105	$16,833	$13,179
Sep 22	$12,250	$10,627	$15,222	$12,379
Oct 22	$12,486	$10,510	$16,141	$12,619
Nov 22	$13,216	$10,902	$17,392	$13,358
Dec 22	$12,877	$10,865	$16,703	$13,016
Jan 23	$13,512	$11,202	$17,903	$13,659
Feb 23	$13,139	$10,927	$17,393	$13,282
Mar 23	$13,490	$11,183	$17,930	$13,639
Apr 23	$13,617	$11,252	$18,183	$13,768
May 23	$13,465	$11,135	$17,985	$13,615
Jun 23	$13,776	$11,118	$19,027	$13,932
Jul 23	$13,972	$11,129	$19,724	$14,132
Aug 23	$13,768	$11,062	$19,173	$13,926
Sep 23	$13,344	$10,798	$18,380	$13,497
Oct 23	$13,082	$10,636	$17,827	$13,232
Nov 23	$13,876	$11,114	$19,473	$14,039
Dec 23	$14,459	$11,536	$20,407	$14,631
Jan 24	$14,493	$11,508	$20,519	$14,666
Feb 24	$14,616	$11,370	$21,401	$14,792
Mar 24	$14,900	$11,482	$22,075	$15,081
Apr 24	$14,491	$11,214	$21,345	$14,667
May 24	$14,898	$11,400	$22,207	$15,081
Jun 24	$15,061	$11,504	$22,702	$15,248
Jul 24	$15,384	$11,765	$22,481	$15,577
Aug 24	$15,655	$11,938	$23,658	$15,853
Sep 24	$15,914	$12,102	$24,205	$16,117
Oct 24	$15,564	$11,827	$23,666	$15,764
Nov 24	$15,904	$11,952	$23,785	$16,110
Dec 24	$15,595	$11,771	$23,218	$15,797
Jan 25	$15,836	$11,842	$24,137	$16,043
Feb 25	$15,992	$12,087	$23,998	$16,203
Mar 25	$15,760	$12,084	$23,048	$15,968
Apr 25	$15,845	$12,127	$23,258	$16,056
May 25	$16,174	$12,065	$24,592	$16,391
Jun 25	$16,617	$12,253	$25,699	$16,843
Jul 25	$16,673	$12,236	$26,049	$16,901

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.38%	4.86%	5.25%
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
MSCI All Country World Index (Net)...
15.87	12.79	10.05
S&P Target Risk Moderate Index...
8.50	5.00	5.39

Key Fund statistics

Net Assets...
$1,528,715,865
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$1,422,633
Portfolio Turnover Rate...
5%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
48.5%
Domestic Equity...
27.4
International Equity...
15.6
International Fixed Income...
8.5
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
48.5%
iShares Core S&P 500 ETF...
25.4
iShares Core MSCI International Developed Markets ETF...
11.1
iShares Core International Aggregate Bond ETF...
8.5
iShares Core MSCI Emerging Markets ETF...
4.5
iShares Core S&P Mid-Cap ETF...
1.4
iShares Core S&P Small-Cap ETF...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares Core Moderate Allocation ETF to iShares Core 40/60 Moderate Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 40/60 Moderate Allocation ETF

Annual Shareholder Report — July 31, 2025

AOM-07/25-AR

iShares Core 60/40 Balanced Allocation ETF

AOR |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core 60/40 Balanced Allocation ETF (the “Fund”) (formerly known as iShares Core Growth Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 60/40 Balanced Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 10.58%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

Within the bond allocation, longer-dated U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Balanced Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,578	$9,597	$9,971	$9,815
Sep 15	$9,408	$9,249	$10,009	$9,640
Oct 15	$9,808	$9,974	$10,042	$10,052
Nov 15	$9,808	$9,890	$10,005	$10,053
Dec 15	$9,662	$9,711	$9,955	$9,904
Jan 16	$9,383	$9,124	$10,065	$9,620
Feb 16	$9,351	$9,061	$10,136	$9,585
Mar 16	$9,809	$9,732	$10,261	$10,059
Apr 16	$9,894	$9,876	$10,331	$10,147
May 16	$9,947	$9,889	$10,339	$10,199
Jun 16	$10,002	$9,828	$10,520	$10,257
Jul 16	$10,280	$10,253	$10,607	$10,541
Aug 16	$10,297	$10,288	$10,619	$10,560
Sep 16	$10,350	$10,348	$10,621	$10,616
Oct 16	$10,189	$10,171	$10,551	$10,451
Nov 16	$10,166	$10,248	$10,314	$10,428
Dec 16	$10,306	$10,469	$10,344	$10,567
Jan 17	$10,471	$10,754	$10,381	$10,737
Feb 17	$10,680	$11,056	$10,461	$10,952
Mar 17	$10,779	$11,192	$10,457	$11,055
Apr 17	$10,923	$11,367	$10,544	$11,204
May 17	$11,097	$11,615	$10,625	$11,381
Jun 17	$11,140	$11,664	$10,616	$11,427
Jul 17	$11,341	$11,990	$10,669	$11,651
Aug 17	$11,395	$12,035	$10,761	$11,711
Sep 17	$11,526	$12,268	$10,723	$11,846
Oct 17	$11,689	$12,523	$10,736	$12,016
Nov 17	$11,823	$12,764	$10,720	$12,145
Dec 17	$11,942	$12,970	$10,767	$12,272
Jan 18	$12,299	$13,701	$10,664	$12,640
Feb 18	$11,911	$13,123	$10,563	$12,244
Mar 18	$11,863	$12,829	$10,616	$12,198
Apr 18	$11,850	$12,961	$10,545	$12,187
May 18	$11,898	$12,978	$10,603	$12,237
Jun 18	$11,852	$12,909	$10,587	$12,194
Jul 18	$12,082	$13,297	$10,609	$12,432
Aug 18	$12,157	$13,400	$10,662	$12,511
Sep 18	$12,160	$13,457	$10,616	$12,517
Oct 18	$11,558	$12,450	$10,527	$11,905
Nov 18	$11,688	$12,633	$10,574	$12,036
Dec 18	$11,245	$11,744	$10,740	$11,582
Jan 19	$11,821	$12,671	$10,888	$12,174
Feb 19	$12,011	$13,008	$10,900	$12,373
Mar 19	$12,194	$13,173	$11,097	$12,563
Apr 19	$12,451	$13,617	$11,112	$12,831
May 19	$12,071	$12,808	$11,283	$12,441
Jun 19	$12,583	$13,649	$11,442	$12,960
Jul 19	$12,594	$13,689	$11,476	$12,979
Aug 19	$12,572	$13,364	$11,736	$12,965
Sep 19	$12,715	$13,647	$11,685	$13,116
Oct 19	$12,943	$14,024	$11,723	$13,351
Nov 19	$13,102	$14,368	$11,720	$13,517
Dec 19	$13,378	$14,872	$11,738	$13,804
Jan 20	$13,333	$14,673	$11,948	$13,769
Feb 20	$12,767	$13,514	$12,127	$13,180
Mar 20	$11,597	$11,691	$11,891	$11,974
Apr 20	$12,336	$12,944	$12,129	$12,734
May 20	$12,772	$13,503	$12,242	$13,189
Jun 20	$13,034	$13,933	$12,344	$13,466
Jul 20	$13,501	$14,268	$12,561	$13,587
Aug 20	$13,954	$15,565	$12,489	$14,426
Sep 20	$13,693	$15,063	$12,466	$14,160
Oct 20	$13,493	$14,696	$12,422	$13,954
Nov 20	$14,489	$16,509	$12,584	$14,996
Dec 20	$14,929	$17,278	$12,627	$15,453
Jan 21	$14,863	$17,197	$12,548	$15,390
Feb 21	$15,037	$17,593	$12,386	$15,573
Mar 21	$15,303	$18,060	$12,242	$15,848
Apr 21	$15,731	$18,846	$12,345	$16,294
May 21	$15,908	$19,130	$12,392	$16,479
Jun 21	$16,046	$19,392	$12,482	$16,619
Jul 21	$16,191	$19,525	$12,607	$16,773
Aug 21	$16,407	$20,014	$12,599	$16,999
Sep 21	$15,937	$19,188	$12,491	$16,513
Oct 21	$16,425	$20,168	$12,481	$17,021
Nov 21	$16,202	$19,684	$12,496	$16,796
Dec 21	$16,592	$20,472	$12,488	$17,205
Jan 22	$16,019	$19,470	$12,214	$16,610
Feb 22	$15,663	$18,967	$12,048	$16,241
Mar 22	$15,688	$19,379	$11,724	$16,266
Apr 22	$14,719	$17,827	$11,287	$15,261
May 22	$14,814	$17,847	$11,349	$15,359
Jun 22	$13,974	$16,337	$11,122	$14,485
Jul 22	$14,704	$17,477	$11,402	$15,242
Aug 22	$14,159	$16,833	$11,105	$14,677
Sep 22	$13,142	$15,222	$10,627	$13,623
Oct 22	$13,590	$16,141	$10,510	$14,089
Nov 22	$14,506	$17,392	$10,902	$15,039
Dec 22	$14,053	$16,703	$10,865	$14,572
Jan 23	$14,870	$17,903	$11,202	$15,421
Feb 23	$14,435	$17,393	$10,927	$14,971
Mar 23	$14,831	$17,930	$11,183	$15,382
Apr 23	$15,004	$18,183	$11,252	$15,560
May 23	$14,821	$17,985	$11,135	$15,372
Jun 23	$15,335	$19,027	$11,118	$15,909
Jul 23	$15,662	$19,724	$11,129	$16,250
Aug 23	$15,359	$19,173	$11,062	$15,936
Sep 23	$14,823	$18,380	$10,798	$15,380
Oct 23	$14,489	$17,827	$10,636	$15,035
Nov 23	$15,499	$19,473	$11,114	$16,089
Dec 23	$16,195	$20,407	$11,536	$16,816
Jan 24	$16,224	$20,519	$11,508	$16,848
Feb 24	$16,552	$21,401	$11,370	$17,193
Mar 24	$16,955	$22,075	$11,482	$17,609
Apr 24	$16,443	$21,345	$11,214	$17,079
May 24	$17,009	$22,207	$11,400	$17,667
Jun 24	$17,222	$22,702	$11,504	$17,893
Jul 24	$17,579	$22,481	$11,765	$17,787
Aug 24	$17,926	$23,658	$11,938	$18,628
Sep 24	$18,252	$24,205	$12,102	$18,964
Oct 24	$17,842	$23,666	$11,827	$18,539
Nov 24	$18,323	$23,785	$11,952	$18,647
Dec 24	$17,914	$23,218	$11,771	$18,232
Jan 25	$18,282	$24,137	$11,842	$18,506
Feb 25	$18,383	$23,998	$12,087	$18,610
Mar 25	$18,000	$23,048	$12,084	$18,219
Apr 25	$18,102	$23,258	$12,127	$18,324
May 25	$18,693	$24,592	$12,065	$18,929
Jun 25	$19,330	$25,699	$12,253	$19,576
Jul 25	$19,440	$26,049	$12,236	$19,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
10.58%	7.56%	6.87%
MSCI All Country World Index (Net)...
15.87	12.79	10.05
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
S&P Target Risk Balanced Index...
10.69	7.70	7.01

Key Fund statistics

Net Assets...
$2,573,687,554
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$2,323,358
Portfolio Turnover Rate...
5%

Effective February 19, 2025, the Index name changed from the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
40.1%
Domestic Fixed Income...
31.5
International Equity...
22.8
International Fixed Income...
5.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
37.2%
iShares Core Total USD Bond Market ETF...
31.5
iShares Core MSCI International Developed Markets ETF...
16.2
iShares Core MSCI Emerging Markets ETF...
6.6
iShares Core International Aggregate Bond ETF...
5.6
iShares Core S&P Mid-Cap ETF...
2.0
iShares Core S&P Small-Cap ETF...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares Core Growth Allocation ETF to iShares Core 60/40 Balanced Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 60/40 Balanced Allocation ETF

Annual Shareholder Report — July 31, 2025

AOR-07/25-AR

iShares Core 80/20 Aggressive Allocation ETF

AOA |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) (formerly known as iShares Core Aggressive Allocation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 80/20 Aggressive Allocation ETF	$12Footnote Reference(a)	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.74%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks also contributed. German stocks were driven by strong corporate earnings and optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense, which supported firms in the industrials space. Emerging-market equities also contributed, especially Chinese stocks, which benefited from the country's historic stimulus packages; the country’s interactive media and services stocks were supported by AI powered innovation and investments.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Aggressive Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,449	$9,597	$9,971	$9,448
Sep 15	$9,212	$9,249	$10,009	$9,213
Oct 15	$9,735	$9,974	$10,042	$9,737
Nov 15	$9,740	$9,890	$10,005	$9,743
Dec 15	$9,567	$9,711	$9,955	$9,571
Jan 16	$9,168	$9,124	$10,065	$9,171
Feb 16	$9,098	$9,061	$10,136	$9,101
Mar 16	$9,654	$9,732	$10,261	$9,659
Apr 16	$9,754	$9,876	$10,331	$9,759
May 16	$9,814	$9,889	$10,339	$9,821
Jun 16	$9,822	$9,828	$10,520	$9,828
Jul 16	$10,153	$10,253	$10,607	$10,162
Aug 16	$10,182	$10,288	$10,619	$10,189
Sep 16	$10,253	$10,348	$10,621	$10,262
Oct 16	$10,075	$10,171	$10,551	$10,084
Nov 16	$10,123	$10,248	$10,314	$10,131
Dec 16	$10,297	$10,469	$10,344	$10,304
Jan 17	$10,519	$10,754	$10,381	$10,530
Feb 17	$10,768	$11,056	$10,461	$10,779
Mar 17	$10,895	$11,192	$10,457	$10,909
Apr 17	$11,058	$11,367	$10,544	$11,073
May 17	$11,264	$11,615	$10,625	$11,279
Jun 17	$11,323	$11,664	$10,616	$11,339
Jul 17	$11,574	$11,990	$10,669	$11,600
Aug 17	$11,618	$12,035	$10,761	$11,646
Sep 17	$11,808	$12,268	$10,723	$11,837
Oct 17	$12,013	$12,523	$10,736	$12,046
Nov 17	$12,205	$12,764	$10,720	$12,219
Dec 17	$12,360	$12,970	$10,767	$12,377
Jan 18	$12,879	$13,701	$10,664	$12,900
Feb 18	$12,385	$13,123	$10,563	$12,406
Mar 18	$12,291	$12,829	$10,616	$12,312
Apr 18	$12,305	$12,961	$10,545	$12,329
May 18	$12,353	$12,978	$10,603	$12,381
Jun 18	$12,289	$12,909	$10,587	$12,317
Jul 18	$12,597	$13,297	$10,609	$12,629
Aug 18	$12,685	$13,400	$10,662	$12,714
Sep 18	$12,706	$13,457	$10,616	$12,736
Oct 18	$11,906	$12,450	$10,527	$11,935
Nov 18	$12,062	$12,633	$10,574	$12,095
Dec 18	$11,401	$11,744	$10,740	$11,431
Jan 19	$12,135	$12,671	$10,888	$12,173
Feb 19	$12,394	$13,008	$10,900	$12,432
Mar 19	$12,565	$13,173	$11,097	$12,608
Apr 19	$12,911	$13,617	$11,112	$12,956
May 19	$12,329	$12,808	$11,283	$12,373
Jun 19	$12,977	$13,649	$11,442	$13,022
Jul 19	$12,973	$13,689	$11,476	$13,023
Aug 19	$12,840	$13,364	$11,736	$12,896
Sep 19	$13,058	$13,647	$11,685	$13,117
Oct 19	$13,365	$14,024	$11,723	$13,429
Nov 19	$13,590	$14,368	$11,720	$13,655
Dec 19	$13,968	$14,872	$11,738	$14,035
Jan 20	$13,823	$14,673	$11,948	$13,892
Feb 20	$12,992	$13,514	$12,127	$13,060
Mar 20	$11,469	$11,691	$11,891	$11,530
Apr 20	$12,404	$12,944	$12,129	$12,473
May 20	$12,931	$13,503	$12,242	$13,004
Jun 20	$13,252	$13,933	$12,344	$13,327
Jul 20	$13,815	$14,268	$12,561	$13,896
Aug 20	$14,450	$15,565	$12,489	$14,537
Sep 20	$14,107	$15,063	$12,466	$14,194
Oct 20	$13,846	$14,696	$12,422	$13,934
Nov 20	$15,173	$16,509	$12,584	$15,275
Dec 20	$15,762	$17,278	$12,627	$15,872
Jan 21	$15,704	$17,197	$12,548	$15,816
Feb 21	$16,020	$17,593	$12,386	$16,136
Mar 21	$16,428	$18,060	$12,242	$16,549
Apr 21	$16,994	$18,846	$12,345	$17,121
May 21	$17,241	$19,130	$12,392	$17,372
Jun 21	$17,393	$19,392	$12,482	$17,528
Jul 21	$17,547	$19,525	$12,607	$17,686
Aug 21	$17,863	$20,014	$12,599	$18,008
Sep 21	$17,245	$19,188	$12,491	$17,386
Oct 21	$17,952	$20,168	$12,481	$18,103
Nov 21	$17,618	$19,684	$12,496	$17,765
Dec 21	$18,195	$20,472	$12,488	$18,351
Jan 22	$17,478	$19,470	$12,214	$17,627
Feb 22	$17,035	$18,967	$12,048	$17,183
Mar 22	$17,219	$19,379	$11,724	$17,370
Apr 22	$16,011	$17,827	$11,287	$16,153
May 22	$16,128	$17,847	$11,349	$16,271
Jun 22	$14,997	$16,337	$11,122	$15,131
Jul 22	$15,924	$17,477	$11,402	$16,066
Aug 22	$15,284	$16,833	$11,105	$15,421
Sep 22	$14,009	$15,222	$10,627	$14,136
Oct 22	$14,706	$16,141	$10,510	$14,840
Nov 22	$15,832	$17,392	$10,902	$15,979
Dec 22	$15,246	$16,703	$10,865	$15,390
Jan 23	$16,266	$17,903	$11,202	$16,421
Feb 23	$15,762	$17,393	$10,927	$15,913
Mar 23	$16,206	$17,930	$11,183	$16,363
Apr 23	$16,432	$18,183	$11,252	$16,592
May 23	$16,214	$17,985	$11,135	$16,374
Jun 23	$16,969	$19,027	$11,118	$17,137
Jul 23	$17,449	$19,724	$11,129	$17,623
Aug 23	$17,031	$19,173	$11,062	$17,203
Sep 23	$16,367	$18,380	$10,798	$16,533
Oct 23	$15,950	$17,827	$10,636	$16,113
Nov 23	$17,207	$19,473	$11,114	$17,385
Dec 23	$18,033	$20,407	$11,536	$18,222
Jan 24	$18,057	$20,519	$11,508	$18,247
Feb 24	$18,629	$21,401	$11,370	$18,826
Mar 24	$19,171	$22,075	$11,482	$19,375
Apr 24	$18,543	$21,345	$11,214	$18,743
May 24	$19,298	$22,207	$11,400	$19,507
Jun 24	$19,573	$22,702	$11,504	$19,785
Jul 24	$19,966	$22,481	$11,765	$20,185
Aug 24	$20,402	$23,658	$11,938	$20,627
Sep 24	$20,806	$24,205	$12,102	$21,038
Oct 24	$20,329	$23,666	$11,827	$20,557
Nov 24	$20,981	$23,785	$11,952	$21,217
Dec 24	$20,449	$23,218	$11,771	$20,681
Jan 25	$20,973	$24,137	$11,842	$21,213
Feb 25	$20,998	$23,998	$12,087	$21,242
Mar 25	$20,425	$23,048	$12,084	$20,664
Apr 25	$20,547	$23,258	$12,127	$20,789
May 25	$21,463	$24,592	$12,065	$21,718
Jun 25	$22,332	$25,699	$12,253	$22,599
Jul 25	$22,510	$26,049	$12,236	$22,781

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
12.74%	10.26%	8.45%
MSCI All Country World Index (Net)...
15.87	12.79	10.05
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
S&P Target Risk Aggressive Index...
12.86	10.39	8.58

Key Fund statistics

Net Assets...
$2,430,728,622
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$2,300,141
Portfolio Turnover Rate...
5%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
52.2%
International Equity...
29.7
Domestic Fixed Income...
15.4
International Fixed Income...
2.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
48.3%
iShares Core MSCI International Developed Markets ETF...
21.1
iShares Core Total USD Bond Market ETF...
15.4
iShares Core MSCI Emerging Markets ETF...
8.6
iShares Core International Aggregate Bond ETF...
2.7
iShares Core S&P Mid-Cap ETF...
2.7
iShares Core S&P Small-Cap ETF...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares Core Aggressive Allocation ETF to iShares Core 80/20 Aggressive Allocation ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core 80/20 Aggressive Allocation ETF

Annual Shareholder Report — July 31, 2025

AOA-07/25-AR

iShares Morningstar Multi-Asset Income ETF

IYLD |Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.20%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S. dollar-denominated high-yield corporate securities were the largest contributors to the Fund’s return during the reporting period, helped by healthy underlying fundamentals and the improved composition of the high yield bond market. International developed stocks also contributed, notably, value-oriented companies within the financial sector. In Germany, stocks were driven by strong corporate earnings from global-facing companies. Insurance names were supported by growth across business lines, while diversified capital markets companies benefited from strong trading volume and solid investment banking revenue.

Within the bond allocation, shorter-term, floating rate issues gained as the Federal Reserve lowered interest rates several times during the reporting period.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	Morningstar Multi-Asset High Income Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,721	$9,971	$9,597	$9,724
Sep 15	$9,593	$10,009	$9,249	$9,591
Oct 15	$9,872	$10,042	$9,974	$9,872
Nov 15	$9,784	$10,005	$9,890	$9,784
Dec 15	$9,672	$9,955	$9,711	$9,672
Jan 16	$9,547	$10,065	$9,124	$9,546
Feb 16	$9,636	$10,136	$9,061	$9,635
Mar 16	$10,095	$10,261	$9,732	$10,097
Apr 16	$10,292	$10,331	$9,876	$10,296
May 16	$10,298	$10,339	$9,889	$10,304
Jun 16	$10,533	$10,520	$9,828	$10,539
Jul 16	$10,726	$10,607	$10,253	$10,736
Aug 16	$10,787	$10,619	$10,288	$10,798
Sep 16	$10,838	$10,621	$10,348	$10,849
Oct 16	$10,664	$10,551	$10,171	$10,673
Nov 16	$10,456	$10,314	$10,248	$10,463
Dec 16	$10,619	$10,344	$10,469	$10,623
Jan 17	$10,751	$10,381	$10,754	$10,754
Feb 17	$10,963	$10,461	$11,056	$10,968
Mar 17	$11,046	$10,457	$11,192	$11,050
Apr 17	$11,183	$10,544	$11,367	$11,190
May 17	$11,306	$10,625	$11,615	$11,315
Jun 17	$11,360	$10,616	$11,664	$11,367
Jul 17	$11,478	$10,669	$11,990	$11,482
Aug 17	$11,547	$10,761	$12,035	$11,557
Sep 17	$11,642	$10,723	$12,268	$11,650
Oct 17	$11,576	$10,736	$12,523	$11,582
Nov 17	$11,650	$10,720	$12,764	$11,659
Dec 17	$11,774	$10,767	$12,970	$11,786
Jan 18	$11,696	$10,664	$13,701	$11,711
Feb 18	$11,410	$10,563	$13,123	$11,421
Mar 18	$11,496	$10,616	$12,829	$11,538
Apr 18	$11,477	$10,545	$12,961	$11,519
May 18	$11,455	$10,603	$12,978	$11,465
Jun 18	$11,438	$10,587	$12,909	$11,450
Jul 18	$11,691	$10,609	$13,297	$11,702
Aug 18	$11,634	$10,662	$13,400	$11,640
Sep 18	$11,678	$10,616	$13,457	$11,689
Oct 18	$11,379	$10,527	$12,450	$11,391
Nov 18	$11,419	$10,574	$12,633	$11,430
Dec 18	$11,214	$10,740	$11,744	$11,223
Jan 19	$11,860	$10,888	$12,671	$11,871
Feb 19	$11,910	$10,900	$13,008	$11,920
Mar 19	$12,009	$11,097	$13,173	$12,027
Apr 19	$12,141	$11,112	$13,617	$12,160
May 19	$11,867	$11,283	$12,808	$11,889
Jun 19	$12,344	$11,442	$13,649	$12,367
Jul 19	$12,383	$11,476	$13,689	$12,404
Aug 19	$12,263	$11,736	$13,364	$12,287
Sep 19	$12,436	$11,685	$13,647	$12,468
Oct 19	$12,600	$11,723	$14,024	$12,632
Nov 19	$12,634	$11,720	$14,368	$12,667
Dec 19	$12,995	$11,738	$14,872	$13,029
Jan 20	$13,071	$11,948	$14,673	$13,106
Feb 20	$12,597	$12,127	$13,514	$12,632
Mar 20	$10,265	$11,891	$11,691	$10,301
Apr 20	$10,915	$12,129	$12,944	$10,948
May 20	$11,292	$12,242	$13,503	$11,322
Jun 20	$11,553	$12,344	$13,933	$11,604
Jul 20	$12,000	$12,561	$14,268	$12,051
Aug 20	$12,011	$12,489	$15,565	$12,065
Sep 20	$11,867	$12,466	$15,063	$11,928
Oct 20	$11,682	$12,422	$14,696	$11,743
Nov 20	$12,549	$12,584	$16,509	$12,618
Dec 20	$12,832	$12,627	$17,278	$12,909
Jan 21	$12,623	$12,548	$17,197	$12,702
Feb 21	$12,545	$12,386	$17,593	$12,620
Mar 21	$12,566	$12,242	$18,060	$12,640
Apr 21	$12,793	$12,345	$18,846	$12,867
May 21	$12,923	$12,392	$19,130	$12,998
Jun 21	$13,078	$12,482	$19,392	$13,156
Jul 21	$13,218	$12,607	$19,525	$13,297
Aug 21	$13,284	$12,599	$20,014	$13,369
Sep 21	$13,050	$12,491	$19,188	$13,132
Oct 21	$13,180	$12,481	$20,168	$13,266
Nov 21	$13,020	$12,496	$19,684	$13,102
Dec 21	$13,264	$12,488	$20,472	$13,351
Jan 22	$12,982	$12,214	$19,470	$13,071
Feb 22	$12,626	$12,048	$18,967	$12,713
Mar 22	$12,383	$11,724	$19,379	$12,491
Apr 22	$11,670	$11,287	$17,827	$11,747
May 22	$11,825	$11,349	$17,847	$11,901
Jun 22	$11,093	$11,122	$16,337	$11,085
Jul 22	$11,533	$11,402	$17,477	$11,550
Aug 22	$11,121	$11,105	$16,833	$11,188
Sep 22	$10,410	$10,627	$15,222	$10,470
Oct 22	$10,539	$10,510	$16,141	$10,599
Nov 22	$11,241	$10,902	$17,392	$11,302
Dec 22	$11,069	$10,865	$16,703	$11,128
Jan 23	$11,712	$11,202	$17,903	$11,776
Feb 23	$11,337	$10,927	$17,393	$11,397
Mar 23	$11,288	$11,183	$17,930	$11,346
Apr 23	$11,399	$11,252	$18,183	$11,458
May 23	$11,187	$11,135	$17,985	$11,244
Jun 23	$11,534	$11,118	$19,027	$11,595
Jul 23	$11,779	$11,129	$19,724	$11,842
Aug 23	$11,622	$11,062	$19,173	$11,692
Sep 23	$11,477	$10,798	$18,380	$11,544
Oct 23	$11,257	$10,636	$17,827	$11,319
Nov 23	$11,848	$11,114	$19,473	$11,913
Dec 23	$12,292	$11,536	$20,407	$12,362
Jan 24	$12,232	$11,508	$20,519	$12,304
Feb 24	$12,256	$11,370	$21,401	$12,330
Mar 24	$12,387	$11,482	$22,075	$12,463
Apr 24	$12,262	$11,214	$21,345	$12,339
May 24	$12,563	$11,400	$22,207	$12,644
Jun 24	$12,503	$11,504	$22,702	$12,589
Jul 24	$12,759	$11,765	$22,481	$12,849
Aug 24	$13,023	$11,938	$23,658	$13,107
Sep 24	$13,208	$12,102	$24,205	$13,296
Oct 24	$12,970	$11,827	$23,666	$13,059
Nov 24	$12,967	$11,952	$23,785	$13,057
Dec 24	$12,705	$11,771	$23,218	$12,792
Jan 25	$12,983	$11,842	$24,137	$13,073
Feb 25	$13,115	$12,087	$23,998	$13,178
Mar 25	$13,153	$12,084	$23,048	$13,217
Apr 25	$13,306	$12,127	$23,258	$13,372
May 25	$13,454	$12,065	$24,592	$13,523
Jun 25	$13,737	$12,253	$25,699	$13,811
Jul 25	$13,678	$12,236	$26,049	$13,753

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.20%	2.65%	3.18%
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
MSCI All Country World Index (Net)...
15.87	12.79	10.05
Morningstar Multi-Asset High Income Index...
7.04	2.68	3.24

Key Fund statistics

Net Assets...
$113,880,423
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$289,013
Portfolio Turnover Rate...
35%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
35.1%
International Fixed Income...
25.0
International Equity...
24.5
Domestic Equity...
15.4
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Preferred and Income Securities ETF...
15.4%
iShares Broad USD High Yield Corporate Bond ETF...
15.1
iShares Core 1-5 Year USD Bond ETF...
15.0
iShares Floating Rate Bond ETF...
14.9
iShares Latin America 40 ETF...
14.5
iShares J.P. Morgan EM Local Currency Bond ETF...
5.1
iShares J.P. Morgan EM Corporate Bond ETF...
5.0
iShares MBS ETF...
5.0
iShares Global REIT ETF...
5.0
iShares MSCI EAFE Value ETF...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Multi-Asset Income ETF

Annual Shareholder Report — July 31, 2025

IYLD-07/25-AR

iShares ESG Optimized MSCI USA Min Vol Factor ETF

ESMV |NASDAQ

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) (formerly known as iShares ESG MSCI USA Min Vol Factor ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA Min Vol Factor ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 6.16%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index returned 6.34%.

What contributed to performance?

Stocks in the information technology sector were the leading contributors to the Fund’s return during the reporting period. Systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of artificial intelligence (“AI”) technologies. Application software companies, spanning chip designers and industrial and financial software innovators, contributed as they accelerated their AI-driven monetization through AI-native tools and platform enhancements. In the technology hardware space, communications equipment stocks gained as they leveraged artificial intelligence to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. In the industrials sector, firms in the aerospace and defense segment experienced positive momentum due to increased defense spending, while building products companies benefited from strong demand for cooling systems in data centers.

What detracted from performance?

Healthcare stocks detracted from the Fund’s return during the reporting period, as the sector was increasingly pressured by regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 2, 2021 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Oct 21	$10,000	$10,000	$10,000
Nov 21	$9,781	$10,405	$10,509
Dec 21	$10,399	$10,816	$11,181
Jan 22	$9,693	$10,206	$10,420
Feb 22	$9,354	$9,907	$10,059
Mar 22	$9,772	$10,254	$10,512
Apr 22	$9,217	$9,326	$9,914
May 22	$9,203	$9,305	$9,900
Jun 22	$8,796	$8,534	$9,462
Jul 22	$9,317	$9,330	$10,023
Aug 22	$9,023	$8,964	$9,705
Sep 22	$8,330	$8,131	$8,958
Oct 22	$9,024	$8,777	$9,709
Nov 22	$9,581	$9,255	$10,310
Dec 22	$9,226	$8,711	$9,928
Jan 23	$9,463	$8,801	$10,186
Feb 23	$9,112	$9,063	$9,807
Mar 23	$9,430	$9,384	$10,150
Apr 23	$9,565	$9,503	$10,300
May 23	$9,236	$9,565	$9,946
Jun 23	$9,736	$10,203	$10,488
Jul 23	$9,901	$10,556	$10,669
Aug 23	$9,796	$10,376	$10,555
Sep 23	$9,408	$9,889	$10,137
Oct 23	$9,288	$9,661	$10,010
Nov 23	$10,015	$10,572	$10,725
Dec 23	$10,343	$11,069	$11,077
Jan 24	$10,480	$11,250	$11,235
Feb 24	$10,724	$11,215	$11,491
Mar 24	$11,051	$11,570	$11,843
Apr 24	$10,619	$11,721	$11,379
May 24	$10,854	$12,282	$11,638
Jun 24	$11,015	$12,725	$11,814
Jul 24	$11,426	$12,186	$11,406
Aug 24	$11,896	$12,485	$12,769
Sep 24	$12,036	$12,751	$12,922
Oct 24	$11,824	$13,380	$12,695
Nov 24	$12,508	$14,219	$12,721
Dec 24	$11,709	$13,855	$11,908
Jan 25	$12,053	$13,503	$12,040
Feb 25	$12,272	$13,292	$12,258
Mar 25	$12,091	$12,515	$12,079
Apr 25	$11,927	$12,451	$11,918
May 25	$12,119	$13,254	$12,112
Jun 25	$12,263	$13,934	$12,259
Jul 25	$12,130	$14,253	$12,128

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
6.16%	5.30%
MSCI USA Index...
16.96	9.93
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
6.34	5.29

Key Fund statistics

Net Assets...
$8,588,389
Number of Portfolio Holdings...
155
Net Investment Advisory Fees...
$18,113
Portfolio Turnover Rate...
24%

The inception date of the Fund was November 2, 2021.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
26.6%
Health Care...
14.2
Financials...
12.1
Industrials...
11.1
Consumer Staples...
10.4
Consumer Discretionary...
6.1
Utilities...
5.7
Communication Services...
4.9
Energy...
3.8
Real Estate...
2.6
Materials...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
1.8%
Chevron Corp...
1.7
NVIDIA Corp...
1.7
Cisco Systems, Inc...
1.6
Public Service Enterprise Group, Inc...
1.6
Motorola Solutions, Inc...
1.6
T-Mobile U.S., Inc...
1.5
Cencora, Inc...
1.5
Mastercard, Inc., Class A...
1.5
Northrop Grumman Corp...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective June 2, 2025, the name of the Fund was changed from iShares ESG MSCI USA Min Vol Factor ETF to iShares ESG Optimized MSCI USA Min Vol Factor ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc.and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Optimized MSCI USA Min Vol Factor ETF

Annual Shareholder Report — July 31, 2025

ESMV-07/25-AR

iShares MSCI USA Min Vol Factor ETF

USMV |Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.16%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Minimum Volatility Index returned 8.31%.

What contributed to performance?

During the reporting period, stocks in the information technology sector, especially in the technology hardware space, were the leading contributors to the Fund’s return. These companies leveraged artificial intelligence (“AI”) to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Meanwhile, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors. Firms in the financial exchanges and data segment were supported by new product launches, as well as an increase in trading volume and volatility, while transaction and payment processing services companies gained amid a surge in cross-border transactions and the growing adoption of digital payments. Further, property and casualty insurance names benefited from premium growth and improved underwriting results.

What detracted from performance?

The largest detractors from the Fund’s return during the reporting period were in the healthcare sector, as it faced increasing pressure from regulatory scrutiny and policy upheaval. Managed healthcare firms were subject to additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Minimum Volatility Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,551	$9,393	$9,549
Sep 15	$9,497	$9,145	$9,495
Oct 15	$10,063	$9,899	$10,066
Nov 15	$10,041	$9,934	$10,043
Dec 15	$10,092	$9,767	$10,094
Jan 16	$9,950	$9,248	$9,954
Feb 16	$10,056	$9,228	$10,062
Mar 16	$10,660	$9,860	$10,667
Apr 16	$10,611	$9,909	$10,619
May 16	$10,778	$10,090	$10,790
Jun 16	$11,270	$10,116	$11,284
Jul 16	$11,435	$10,500	$11,451
Aug 16	$11,211	$10,516	$11,227
Sep 16	$11,136	$10,527	$11,154
Oct 16	$10,825	$10,328	$10,841
Nov 16	$10,894	$10,701	$10,910
Dec 16	$11,151	$10,901	$11,171
Jan 17	$11,297	$11,126	$11,319
Feb 17	$11,808	$11,564	$11,834
Mar 17	$11,820	$11,580	$11,848
Apr 17	$11,991	$11,705	$12,020
May 17	$12,236	$11,865	$12,269
Jun 17	$12,186	$11,939	$12,221
Jul 17	$12,430	$12,183	$12,467
Aug 17	$12,532	$12,222	$12,571
Sep 17	$12,597	$12,472	$12,638
Oct 17	$12,840	$12,757	$12,882
Nov 17	$13,240	$13,146	$13,286
Dec 17	$13,267	$13,288	$13,313
Jan 18	$13,730	$14,051	$13,781
Feb 18	$13,151	$13,535	$13,201
Mar 18	$13,118	$13,205	$13,171
Apr 18	$13,125	$13,258	$13,180
May 18	$13,269	$13,581	$13,325
Jun 18	$13,492	$13,674	$13,549
Jul 18	$13,941	$14,164	$14,005
Aug 18	$14,370	$14,633	$14,436
Sep 18	$14,547	$14,700	$14,617
Oct 18	$13,960	$13,680	$14,029
Nov 18	$14,478	$13,946	$14,553
Dec 18	$13,447	$12,690	$13,520
Jan 19	$14,222	$13,734	$14,299
Feb 19	$14,758	$14,193	$14,840
Mar 19	$15,154	$14,456	$15,237
Apr 19	$15,484	$15,035	$15,573
May 19	$15,231	$14,085	$15,323
Jun 19	$15,996	$15,074	$16,096
Jul 19	$16,257	$15,307	$16,360
Aug 19	$16,527	$15,041	$16,633
Sep 19	$16,674	$15,308	$16,784
Oct 19	$16,645	$15,642	$16,756
Nov 19	$16,864	$16,230	$16,978
Dec 19	$17,181	$16,705	$17,300
Jan 20	$17,579	$16,738	$17,703
Feb 20	$16,152	$15,373	$16,268
Mar 20	$14,225	$13,423	$14,333
Apr 20	$15,547	$15,189	$15,666
May 20	$16,224	$15,979	$16,350
Jun 20	$16,054	$16,344	$16,177
Jul 20	$16,774	$17,314	$16,906
Aug 20	$17,256	$18,614	$17,391
Sep 20	$16,973	$17,919	$17,110
Oct 20	$16,388	$17,453	$16,522
Nov 20	$17,731	$19,472	$17,879
Dec 20	$18,144	$20,276	$18,296
Jan 21	$17,657	$20,087	$17,806
Feb 21	$17,588	$20,612	$17,739
Mar 21	$18,557	$21,388	$18,719
Apr 21	$19,308	$22,552	$19,478
May 21	$19,464	$22,660	$19,640
Jun 21	$19,814	$23,291	$19,999
Jul 21	$20,503	$23,842	$20,697
Aug 21	$20,898	$24,545	$21,101
Sep 21	$19,859	$23,386	$20,052
Oct 21	$20,942	$25,017	$21,149
Nov 21	$20,526	$24,766	$20,731
Dec 21	$21,917	$25,744	$22,139
Jan 22	$20,621	$24,287	$20,834
Feb 22	$19,990	$23,575	$20,198
Mar 22	$21,085	$24,404	$21,307
Apr 22	$19,973	$22,192	$20,187
May 22	$19,968	$22,143	$20,184
Jun 22	$19,146	$20,310	$19,358
Jul 22	$20,123	$22,205	$20,346
Aug 22	$19,505	$21,335	$19,725
Sep 22	$18,104	$19,356	$18,311
Oct 22	$19,516	$20,893	$19,742
Nov 22	$20,641	$22,029	$20,884
Dec 22	$19,868	$20,734	$20,105
Jan 23	$20,160	$22,098	$20,402
Feb 23	$19,466	$21,571	$19,701
Mar 23	$20,120	$22,337	$20,366
Apr 23	$20,420	$22,620	$20,672
May 23	$19,757	$22,768	$20,001
Jun 23	$20,645	$24,286	$20,905
Jul 23	$20,923	$25,122	$21,189
Aug 23	$20,805	$24,698	$21,072
Sep 23	$20,215	$23,540	$20,478
Oct 23	$20,037	$22,998	$20,303
Nov 23	$21,320	$25,167	$21,491
Dec 23	$21,896	$26,353	$22,073
Jan 24	$22,387	$26,763	$22,571
Feb 24	$22,854	$28,199	$23,043
Mar 24	$23,572	$29,096	$23,771
Apr 24	$22,698	$27,895	$22,893
May 24	$23,332	$29,228	$23,535
Jun 24	$23,749	$30,273	$23,958
Jul 24	$24,633	$30,653	$24,853
Aug 24	$25,847	$31,392	$26,082
Sep 24	$25,957	$32,068	$26,196
Oct 24	$25,579	$31,831	$25,817
Nov 24	$26,864	$33,823	$27,117
Dec 24	$25,362	$32,962	$25,603
Jan 25	$26,271	$33,966	$26,524
Feb 25	$27,002	$33,431	$27,267
Mar 25	$26,834	$31,475	$27,104
Apr 25	$26,514	$31,314	$26,783
May 25	$26,809	$33,335	$27,083
Jun 25	$26,996	$35,050	$27,273
Jul 25	$26,643	$35,852	$26,918

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.16%	9.70%	10.30%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Minimum Volatility Index...
8.31	9.75	10.41

Key Fund statistics

Net Assets...
$23,369,665,595
Number of Portfolio Holdings...
180
Net Investment Advisory Fees...
$35,845,072
Portfolio Turnover Rate...
22%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
27.0%
Financials...
15.0
Health Care...
14.4
Consumer Staples...
10.5
Industrials...
7.9
Utilities...
7.7
Consumer Discretionary...
6.3
Communication Services...
5.6
Energy...
3.7
Materials...
1.3
Real Estate...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
1.8%
Cisco Systems, Inc...
1.7
Exxon Mobil Corp...
1.6
Southern Co. (The)...
1.6
Motorola Solutions, Inc...
1.6
Duke Energy Corp...
1.6
T-Mobile U.S., Inc...
1.5
McKesson Corp...
1.5
Waste Management, Inc...
1.5
Waste Connections, Inc...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc.and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Min Vol Factor ETF

Annual Shareholder Report — July 31, 2025

USMV-07/25-AR

iShares MSCI USA Momentum Factor ETF

MTUM |Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 27.63%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Momentum SR Variant Index (Spliced) returned 27.85%.

What contributed to performance?

During the reporting period, stocks in the information technology sector were the leading contributors to the Fund’s return. Application software companies benefited from their exposure to artificial intelligence (“AI”) and digital transformation themes. In particular, a company specializing in data analysis and AI experienced robust growth across its government and commercial sectors. In addition, semiconductor stocks gained amid continued demand for AI and generative AI, data center expansions, and continued innovation in chips and network solutions. In the industrials sector, aerospace and defense stocks gained amid robust demand for engines and services in commercial aviation, as well as government support for defense spending. Additionally, electrical equipment manufacturers benefited as the growth of AI data centers dramatically increased electricity demand. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Momentum SR Variant Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,404	$9,393	$9,851
Sep 15	$9,222	$9,145	$9,658
Oct 15	$9,892	$9,899	$10,360
Nov 15	$9,942	$9,934	$10,410
Dec 15	$9,935	$9,767	$10,399
Jan 16	$9,568	$9,248	$10,015
Feb 16	$9,442	$9,228	$9,880
Mar 16	$9,937	$9,860	$10,396
Apr 16	$9,872	$9,909	$10,327
May 16	$10,114	$10,090	$10,578
Jun 16	$10,415	$10,116	$10,889
Jul 16	$10,693	$10,500	$11,178
Aug 16	$10,536	$10,516	$11,010
Sep 16	$10,586	$10,527	$11,059
Oct 16	$10,378	$10,328	$11,055
Nov 16	$10,315	$10,701	$10,990
Dec 16	$10,421	$10,901	$11,110
Jan 17	$10,768	$11,126	$11,478
Feb 17	$11,165	$11,564	$11,905
Mar 17	$11,403	$11,580	$12,162
Apr 17	$11,690	$11,705	$12,470
May 17	$12,253	$11,865	$13,071
Jun 17	$12,299	$11,939	$13,124
Jul 17	$12,718	$12,183	$13,574
Aug 17	$12,907	$12,222	$13,778
Sep 17	$13,276	$12,472	$14,170
Oct 17	$13,938	$12,757	$14,879
Nov 17	$14,326	$13,146	$15,297
Dec 17	$14,340	$13,288	$15,312
Jan 18	$15,514	$14,051	$16,569
Feb 18	$15,293	$13,535	$16,334
Mar 18	$14,733	$13,205	$15,740
Apr 18	$14,846	$13,258	$15,861
May 18	$15,364	$13,581	$16,416
Jun 18	$15,340	$13,674	$16,393
Jul 18	$15,625	$14,164	$16,699
Aug 18	$16,539	$14,633	$17,679
Sep 18	$16,691	$14,700	$17,844
Oct 18	$15,055	$13,680	$16,095
Nov 18	$15,261	$13,946	$16,318
Dec 18	$14,086	$12,690	$15,064
Jan 19	$15,024	$13,734	$16,069
Feb 19	$15,524	$14,193	$16,647
Mar 19	$15,860	$14,456	$17,006
Apr 19	$16,226	$15,035	$17,400
May 19	$15,851	$14,085	$17,005
Jun 19	$16,836	$15,074	$18,066
Jul 19	$17,143	$15,307	$18,396
Aug 19	$17,187	$15,041	$18,447
Sep 19	$16,979	$15,308	$18,224
Oct 19	$17,083	$15,642	$18,338
Nov 19	$17,655	$16,230	$18,956
Dec 19	$17,970	$16,705	$19,296
Jan 20	$18,629	$16,738	$20,009
Feb 20	$17,258	$15,373	$18,539
Mar 20	$15,288	$13,423	$16,424
Apr 20	$17,085	$15,189	$18,351
May 20	$18,102	$15,979	$19,450
Jun 20	$18,889	$16,344	$20,298
Jul 20	$20,178	$17,314	$20,399
Aug 20	$22,125	$18,614	$23,784
Sep 20	$21,266	$17,919	$22,862
Oct 20	$20,374	$17,453	$21,906
Nov 20	$22,525	$19,472	$24,219
Dec 20	$23,305	$20,276	$25,062
Jan 21	$23,693	$20,087	$25,483
Feb 21	$23,553	$20,612	$25,334
Mar 21	$23,260	$21,388	$25,020
Apr 21	$24,912	$22,552	$26,800
May 21	$24,635	$22,660	$26,509
Jun 21	$25,104	$23,291	$27,016
Jul 21	$25,337	$23,842	$27,269
Aug 21	$26,386	$24,545	$28,404
Sep 21	$25,464	$23,386	$27,416
Oct 21	$27,642	$25,017	$29,766
Nov 21	$26,573	$24,766	$28,619
Dec 21	$26,440	$25,744	$28,474
Jan 22	$24,046	$24,287	$25,897
Feb 22	$23,405	$23,575	$25,209
Mar 22	$24,489	$24,404	$26,382
Apr 22	$21,408	$22,192	$23,063
May 22	$21,291	$22,143	$22,940
Jun 22	$19,909	$20,310	$21,455
Jul 22	$20,941	$22,205	$22,566
Aug 22	$20,540	$21,335	$22,138
Sep 22	$19,298	$19,356	$20,805
Oct 22	$21,714	$20,893	$23,415
Nov 22	$22,487	$22,029	$24,250
Dec 22	$21,620	$20,734	$23,321
Jan 23	$21,481	$22,098	$23,170
Feb 23	$20,626	$21,571	$22,250
Mar 23	$20,706	$22,337	$22,336
Apr 23	$21,208	$22,620	$22,881
May 23	$20,168	$22,768	$21,761
Jun 23	$21,573	$24,286	$23,281
Jul 23	$21,946	$25,122	$23,685
Aug 23	$22,007	$24,698	$23,755
Sep 23	$20,954	$23,540	$22,621
Oct 23	$20,610	$22,998	$22,253
Nov 23	$22,509	$25,167	$24,307
Dec 23	$23,588	$26,353	$25,476
Jan 24	$24,908	$26,763	$26,903
Feb 24	$27,412	$28,199	$29,623
Mar 24	$28,208	$29,096	$30,489
Apr 24	$26,641	$27,895	$28,797
May 24	$28,062	$29,228	$30,338
Jun 24	$29,343	$30,273	$31,735
Jul 24	$28,768	$30,653	$29,269
Aug 24	$29,745	$31,392	$32,176
Sep 24	$30,592	$32,068	$33,093
Oct 24	$30,548	$31,831	$33,056
Nov 24	$32,663	$33,823	$33,241
Dec 24	$31,344	$32,962	$31,900
Jan 25	$33,201	$33,966	$33,816
Feb 25	$33,102	$33,431	$33,707
Mar 25	$30,660	$31,475	$31,228
Apr 25	$31,858	$31,314	$32,459
May 25	$35,182	$33,335	$35,862
Jun 25	$36,596	$35,050	$37,299
Jul 25	$36,715	$35,852	$37,419

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
27.63%	12.72%	13.89%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Momentum SR Variant Index (Spliced)...
27.85	12.90	14.11

Key Fund statistics

Net Assets...
$17,576,266,699
Number of Portfolio Holdings...
128
Net Investment Advisory Fees...
$20,554,935
Portfolio Turnover Rate...
116%

The performance of the MSCI USA Momentum SR Variant Index (Spliced) in this report reflects the performance of the MSCI USA Momentum Index through  November 22, 2020 and, beginning on November 23, 2020, the performance of the MSCI USA Momentum SR Variant Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.0%
Information Technology...
18.0
Communication Services...
13.5
Consumer Staples...
12.2
Industrials...
11.0
Consumer Discretionary...
9.4
Health Care...
6.3
Utilities...
2.6
Energy...
2.2
Real Estate...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
6.0%
Meta Platforms, Inc., Class A...
5.5
JPMorgan Chase & Co...
4.8
Netflix, Inc...
4.4
Walmart, Inc...
4.3
Berkshire Hathaway, Inc., Class B...
4.2
Visa, Inc., Class A...
4.0
Palantir Technologies, Inc., Class A...
4.0
Tesla, Inc...
3.8
Philip Morris International, Inc...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Momentum Factor ETF

Annual Shareholder Report — July 31, 2025

MTUM-07/25-AR

iShares MSCI USA Quality Factor ETF

QUAL |Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.31%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Sector Neutral Quality Index (Spliced) returned 8.47%

What contributed to performance?

Stocks in the communications sector were among the leading contributors to the Fund’s return during the reporting period. Notably, firms in the interactive media and services segment were supported by solid digital advertising revenue growth fueled by artificial intelligence (“AI”) investments that improved ad targeting and performance. In the information technology sector, systems software firms benefited from strong demand in cloud-delivered businesses, while semiconductor stocks gained amid unprecedented demand for AI and generative AI, data center expansions, and continued innovation in chips and network solutions. Further, communications equipment companies leveraged AI to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Transaction and payment processing firms in the financials sector were supported by cross-border transactions and the growing adoption of digital payments.

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Sector Neutral Quality Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,463	$9,393	$9,889
Sep 15	$9,346	$9,145	$9,767
Oct 15	$10,149	$9,899	$10,608
Nov 15	$10,190	$9,934	$10,654
Dec 15	$10,023	$9,767	$10,478
Jan 16	$9,574	$9,248	$10,009
Feb 16	$9,626	$9,228	$10,064
Mar 16	$10,236	$9,860	$10,705
Apr 16	$10,200	$9,909	$10,670
May 16	$10,303	$10,090	$10,780
Jun 16	$10,356	$10,116	$10,836
Jul 16	$10,670	$10,500	$11,166
Aug 16	$10,649	$10,516	$11,146
Sep 16	$10,637	$10,527	$11,134
Oct 16	$10,420	$10,328	$10,908
Nov 16	$10,727	$10,701	$11,232
Dec 16	$10,943	$10,901	$11,459
Jan 17	$11,076	$11,126	$11,600
Feb 17	$11,596	$11,564	$12,148
Mar 17	$11,592	$11,580	$12,145
Apr 17	$11,656	$11,705	$12,214
May 17	$11,837	$11,865	$12,407
Jun 17	$11,906	$11,939	$12,480
Jul 17	$12,017	$12,183	$12,598
Aug 17	$12,082	$12,222	$12,668
Sep 17	$12,403	$12,472	$13,006
Oct 17	$12,758	$12,757	$13,381
Nov 17	$13,232	$13,146	$13,880
Dec 17	$13,379	$13,288	$14,037
Jan 18	$13,991	$14,051	$14,680
Feb 18	$13,596	$13,535	$14,267
Mar 18	$13,416	$13,205	$14,081
Apr 18	$13,236	$13,258	$13,893
May 18	$13,599	$13,581	$14,276
Jun 18	$13,592	$13,674	$14,270
Jul 18	$14,102	$14,164	$14,807
Aug 18	$14,622	$14,633	$15,355
Sep 18	$14,782	$14,700	$15,525
Oct 18	$13,674	$13,680	$14,363
Nov 18	$13,812	$13,946	$14,509
Dec 18	$12,607	$12,690	$13,246
Jan 19	$13,665	$13,734	$14,359
Feb 19	$14,257	$14,193	$14,983
Mar 19	$14,625	$14,456	$15,371
Apr 19	$15,178	$15,035	$15,955
May 19	$14,172	$14,085	$14,902
Jun 19	$15,188	$15,074	$15,974
Jul 19	$15,391	$15,307	$16,189
Aug 19	$15,128	$15,041	$15,916
Sep 19	$15,390	$15,308	$16,188
Oct 19	$15,735	$15,642	$16,559
Nov 19	$16,432	$16,230	$17,282
Dec 19	$16,911	$16,705	$17,802
Jan 20	$16,797	$16,738	$17,672
Feb 20	$15,390	$15,373	$16,203
Mar 20	$13,630	$13,423	$14,353
Apr 20	$15,314	$15,189	$16,128
May 20	$16,168	$15,979	$17,028
Jun 20	$16,206	$16,344	$17,073
Jul 20	$16,988	$17,314	$17,126
Aug 20	$18,173	$18,614	$19,149
Sep 20	$17,600	$17,919	$18,549
Oct 20	$17,110	$17,453	$18,034
Nov 20	$19,071	$19,472	$20,104
Dec 20	$19,780	$20,276	$20,854
Jan 21	$19,222	$20,087	$20,267
Feb 21	$19,853	$20,612	$20,936
Mar 21	$20,803	$21,388	$21,941
Apr 21	$21,815	$22,552	$23,013
May 21	$22,048	$22,660	$23,272
Jun 21	$22,779	$23,291	$24,055
Jul 21	$23,549	$23,842	$24,872
Aug 21	$24,218	$24,545	$25,583
Sep 21	$22,668	$23,386	$23,947
Oct 21	$24,404	$25,017	$25,785
Nov 21	$24,251	$24,766	$25,627
Dec 21	$25,102	$25,744	$26,530
Jan 22	$23,373	$24,287	$24,706
Feb 22	$22,401	$23,575	$23,679
Mar 22	$23,241	$24,404	$24,570
Apr 22	$21,367	$22,192	$22,592
May 22	$21,328	$22,143	$22,554
Jun 22	$19,398	$20,310	$20,515
Jul 22	$21,173	$22,205	$22,395
Aug 22	$20,109	$21,335	$21,272
Sep 22	$18,136	$19,356	$19,185
Oct 22	$19,629	$20,893	$20,768
Nov 22	$21,165	$22,029	$22,398
Dec 22	$19,983	$20,734	$21,150
Jan 23	$21,385	$22,098	$22,638
Feb 23	$20,812	$21,571	$22,033
Mar 23	$21,809	$22,337	$23,101
Apr 23	$22,172	$22,620	$23,487
May 23	$22,321	$22,768	$23,648
Jun 23	$23,774	$24,286	$25,191
Jul 23	$24,661	$25,122	$26,135
Aug 23	$24,560	$24,698	$26,031
Sep 23	$23,311	$23,540	$24,703
Oct 23	$22,982	$22,998	$24,365
Nov 23	$24,948	$25,167	$26,440
Dec 23	$26,145	$26,353	$27,726
Jan 24	$26,732	$26,763	$28,333
Feb 24	$28,476	$28,199	$30,207
Mar 24	$29,235	$29,096	$31,015
Apr 24	$27,939	$27,895	$29,644
May 24	$29,493	$29,228	$31,283
Jun 24	$30,427	$30,273	$32,293
Jul 24	$30,650	$30,653	$31,128
Aug 24	$31,720	$31,392	$33,665
Sep 24	$32,076	$32,068	$34,045
Oct 24	$31,580	$31,831	$33,517
Nov 24	$33,122	$33,823	$33,674
Dec 24	$31,957	$32,962	$32,483
Jan 25	$32,900	$33,966	$33,438
Feb 25	$32,578	$33,431	$33,127
Mar 25	$30,746	$31,475	$31,263
Apr 25	$30,470	$31,314	$30,987
May 25	$31,879	$33,335	$32,423
Jun 25	$32,960	$35,050	$33,520
Jul 25	$33,197	$35,852	$33,764

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.31%	14.34%	12.75%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Sector Neutral Quality Index (Spliced)...
8.47	14.54	12.94

Key Fund statistics

Net Assets...
$52,856,647,599
Number of Portfolio Holdings...
128
Net Investment Advisory Fees...
$75,086,515
Portfolio Turnover Rate...
21%

The performance of the MSCI USA Sector Neutral Quality Index (Spliced) in this report reflects the performance of the MSCI USA Quality Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.7%
Financials...
13.2
Consumer Discretionary...
10.3
Communication Services...
10.3
Health Care...
9.2
Industrials...
8.8
Consumer Staples...
5.2
Energy...
2.8
Utilities...
2.4
Real Estate...
2.2
Materials...
1.9
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.8%
Microsoft Corp...
6.9
Apple, Inc...
5.9
Visa, Inc., Class A...
4.1
Mastercard, Inc., Class A...
3.9
Meta Platforms, Inc., Class A...
3.8
Eli Lilly & Co...
3.4
Netflix, Inc...
2.5
TJX Companies, Inc. (The)...
2.3
Alphabet, Inc., Class A...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Quality Factor ETF

Annual Shareholder Report — July 31, 2025

QUAL-07/25-AR

iShares MSCI USA Size Factor ETF

SIZE |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 10.86%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Low Size Index (Spliced) returned 11.06%.

What contributed to performance?

Application software stocks in the information technology sector contributed to the Fund’s performance during the reporting period. Notable contributors included a company specializing in data analysis and artificial intelligence (“AI”), which experienced significant growth in its government and commercial sectors and a firm that provides solutions for in-app advertising, mobile device marketing, and connected TV advertising. Meanwhile, increased demand for consumer electronics, such as smartphones, laptops, and smart appliances, has fueled the companies that manufacture the building blocks for these products in the electronic equipment, instruments, and components firms segment. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. In the industrials sector, aerospace and defense stocks gained amid robust demand for engines and services in commercial aviation, as well as government support for defense spending. Electrical equipment manufacturers benefited as the growth of AI data centers dramatically increased electricity demand.

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny, tariff threats, and policy upheaval.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Low Size Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,467	$9,393	$10,173
Sep 15	$9,286	$9,145	$9,979
Oct 15	$9,887	$9,899	$10,627
Nov 15	$9,931	$9,934	$10,674
Dec 15	$9,748	$9,767	$10,479
Jan 16	$9,293	$9,248	$9,989
Feb 16	$9,378	$9,228	$10,082
Mar 16	$10,065	$9,860	$10,823
Apr 16	$10,120	$9,909	$10,883
May 16	$10,299	$10,090	$11,078
Jun 16	$10,404	$10,116	$11,191
Jul 16	$10,739	$10,500	$11,553
Aug 16	$10,725	$10,516	$11,538
Sep 16	$10,685	$10,527	$11,497
Oct 16	$10,446	$10,328	$11,241
Nov 16	$10,866	$10,701	$11,695
Dec 16	$11,047	$10,901	$11,892
Jan 17	$11,257	$11,126	$12,119
Feb 17	$11,707	$11,564	$12,608
Mar 17	$11,676	$11,580	$12,575
Apr 17	$11,788	$11,705	$12,696
May 17	$11,949	$11,865	$12,871
Jun 17	$12,061	$11,939	$12,994
Jul 17	$12,235	$12,183	$13,183
Aug 17	$12,188	$12,222	$13,134
Sep 17	$12,407	$12,472	$13,372
Oct 17	$12,606	$12,757	$13,587
Nov 17	$13,076	$13,146	$14,095
Dec 17	$13,133	$13,288	$14,159
Jan 18	$13,645	$14,051	$14,714
Feb 18	$13,065	$13,535	$14,090
Mar 18	$13,010	$13,205	$14,033
Apr 18	$12,990	$13,258	$14,012
May 18	$13,132	$13,581	$14,166
Jun 18	$13,285	$13,674	$14,332
Jul 18	$13,722	$14,164	$14,806
Aug 18	$14,009	$14,633	$15,117
Sep 18	$14,030	$14,700	$15,141
Oct 18	$13,197	$13,680	$14,242
Nov 18	$13,643	$13,946	$14,726
Dec 18	$12,278	$12,690	$13,255
Jan 19	$13,528	$13,734	$14,607
Feb 19	$14,065	$14,193	$15,189
Mar 19	$14,151	$14,456	$15,282
Apr 19	$14,678	$15,035	$15,855
May 19	$13,672	$14,085	$14,771
Jun 19	$14,700	$15,074	$15,885
Jul 19	$14,856	$15,307	$16,057
Aug 19	$14,359	$15,041	$15,519
Sep 19	$14,725	$15,308	$15,911
Oct 19	$14,914	$15,642	$16,123
Nov 19	$15,466	$16,230	$16,720
Dec 19	$15,847	$16,705	$17,137
Jan 20	$15,656	$16,738	$16,934
Feb 20	$14,293	$15,373	$15,460
Mar 20	$11,687	$13,423	$12,641
Apr 20	$13,298	$15,189	$14,383
May 20	$14,174	$15,979	$15,332
Jun 20	$14,399	$16,344	$15,577
Jul 20	$15,141	$17,314	$15,243
Aug 20	$15,819	$18,614	$17,118
Sep 20	$15,496	$17,919	$16,770
Oct 20	$15,451	$17,453	$16,724
Nov 20	$17,659	$19,472	$19,119
Dec 20	$18,430	$20,276	$19,956
Jan 21	$18,255	$20,087	$19,769
Feb 21	$19,216	$20,612	$20,811
Mar 21	$19,923	$21,388	$21,580
Apr 21	$20,905	$22,552	$22,646
May 21	$21,216	$22,660	$22,988
Jun 21	$21,566	$23,291	$23,372
Jul 21	$21,844	$23,842	$23,676
Aug 21	$22,354	$24,545	$24,231
Sep 21	$21,366	$23,386	$23,164
Oct 21	$22,649	$25,017	$24,555
Nov 21	$22,018	$24,766	$23,872
Dec 21	$23,044	$25,744	$24,987
Jan 22	$21,690	$24,287	$23,521
Feb 22	$21,435	$23,575	$23,248
Mar 22	$21,953	$24,404	$23,812
Apr 22	$20,392	$22,192	$22,120
May 22	$20,494	$22,143	$22,234
Jun 22	$18,583	$20,310	$20,161
Jul 22	$20,239	$22,205	$21,959
Aug 22	$19,582	$21,335	$21,249
Sep 22	$17,719	$19,356	$19,229
Oct 22	$19,273	$20,893	$20,919
Nov 22	$20,461	$22,029	$22,210
Dec 22	$19,395	$20,734	$21,055
Jan 23	$20,997	$22,098	$22,795
Feb 23	$20,294	$21,571	$22,033
Mar 23	$20,170	$22,337	$21,903
Apr 23	$20,032	$22,620	$21,756
May 23	$19,591	$22,768	$21,278
Jun 23	$21,094	$24,286	$22,913
Jul 23	$21,984	$25,122	$23,883
Aug 23	$21,262	$24,698	$23,102
Sep 23	$20,260	$23,540	$22,013
Oct 23	$19,346	$22,998	$21,026
Nov 23	$21,262	$25,167	$23,091
Dec 23	$22,854	$26,353	$24,827
Jan 24	$22,647	$26,763	$24,604
Feb 24	$23,680	$28,199	$25,726
Mar 24	$24,715	$29,096	$26,859
Apr 24	$23,405	$27,895	$25,437
May 24	$24,000	$29,228	$26,080
Jun 24	$23,969	$30,273	$26,059
Jul 24	$24,960	$30,653	$25,258
Aug 24	$25,564	$31,392	$27,793
Sep 24	$26,103	$32,068	$28,382
Oct 24	$25,833	$31,831	$28,095
Nov 24	$27,808	$33,823	$28,154
Dec 24	$26,069	$32,962	$26,402
Jan 25	$27,147	$33,966	$27,499
Feb 25	$26,752	$33,431	$27,104
Mar 25	$25,627	$31,475	$25,960
Apr 25	$25,183	$31,314	$25,510
May 25	$26,411	$33,335	$26,762
Jun 25	$27,360	$35,050	$27,731
Jul 25	$27,672	$35,852	$28,051

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
10.86%	12.82%	10.71%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Low Size Index (Spliced)...
11.06	12.97	10.87

Key Fund statistics

Net Assets...
$359,301,661
Number of Portfolio Holdings...
547
Net Investment Advisory Fees...
$486,152
Portfolio Turnover Rate...
23%

The performance of the MSCI USA Low Size Index (Spliced) in this report reflects the performance of the MSCI USA Risk Weighted Index through December 2, 2018 and, beginning on December 3, 2018, the performance of the MSCI USA Low Size Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.3%
Information Technology...
16.2
Financials...
15.4
Health Care...
11.1
Consumer Discretionary...
9.3
Consumer Staples...
6.5
Real Estate...
6.3
Utilities...
5.6
Materials...
4.9
Communication Services...
4.2
Energy...
4.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Chevron Corp...
0.4%
Synopsys, Inc...
0.3
ROBLOX Corp., Class A...
0.3
Western Digital Corp...
0.3
Reddit, Inc., Class A...
0.3
Robinhood Markets, Inc., Class A...
0.3
Seagate Technology Holdings PLC...
0.3
Advanced Micro Devices, Inc...
0.3
Warner Bros Discovery, Inc., Series A...
0.3
Estee Lauder Companies, Inc. (The), Class A...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Size Factor ETF

Annual Shareholder Report — July 31, 2025

SIZE-07/25-AR

iShares MSCI USA Value Factor ETF

VLUE |Cboe BZX Exchange

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.93%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Enhanced Value Index (Spliced) returned 8.11%.

What contributed to performance?

Stocks in the financials sector were the most significant contributors to the Fund’s performance during the reporting period, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. As diversified banks experienced improved profitability and demonstrated resilience, they raised dividends and announced share buybacks, providing an additional boost. Also contributing were companies within the communications equipment space in the information technology sector. These firms leveraged artificial intelligence (“AI”) to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Within the IT services segment, a technology company benefited from its business shift which included strategic investments in AI, hybrid cloud, and software. Further, strong subscriber growth and fiber network expansion supported a large telecommunications company in the communication sector.

What detracted from performance?

U.S. healthcare stocks modestly detracted from the Fund’s return during the reporting period, as they faced increased regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Enhanced Value Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,400	$9,393	$9,961
Sep 15	$9,131	$9,145	$9,676
Oct 15	$9,805	$9,899	$10,393
Nov 15	$9,738	$9,934	$10,324
Dec 15	$9,533	$9,767	$10,108
Jan 16	$8,757	$9,248	$9,284
Feb 16	$8,866	$9,228	$9,402
Mar 16	$9,491	$9,860	$10,067
Apr 16	$9,562	$9,909	$10,144
May 16	$9,703	$10,090	$10,296
Jun 16	$9,584	$10,116	$10,171
Jul 16	$10,018	$10,500	$10,634
Aug 16	$10,140	$10,516	$10,766
Sep 16	$10,214	$10,527	$10,846
Oct 16	$10,088	$10,328	$10,715
Nov 16	$10,792	$10,701	$11,465
Dec 16	$11,028	$10,901	$11,719
Jan 17	$11,176	$11,126	$11,877
Feb 17	$11,690	$11,564	$12,427
Mar 17	$11,556	$11,580	$12,286
Apr 17	$11,578	$11,705	$12,311
May 17	$11,566	$11,865	$12,299
Jun 17	$11,706	$11,939	$12,451
Jul 17	$11,932	$12,183	$12,693
Aug 17	$11,961	$12,222	$12,725
Sep 17	$12,383	$12,472	$13,176
Oct 17	$12,698	$12,757	$13,515
Nov 17	$13,236	$13,146	$14,088
Dec 17	$13,450	$13,288	$14,318
Jan 18	$14,033	$14,051	$14,940
Feb 18	$13,579	$13,535	$14,460
Mar 18	$13,266	$13,205	$14,128
Apr 18	$13,323	$13,258	$14,190
May 18	$13,585	$13,581	$14,470
Jun 18	$13,442	$13,674	$14,318
Jul 18	$13,897	$14,164	$14,805
Aug 18	$14,405	$14,633	$15,349
Sep 18	$14,379	$14,700	$15,323
Oct 18	$13,531	$13,680	$14,422
Nov 18	$13,457	$13,946	$14,344
Dec 18	$11,946	$12,690	$12,734
Jan 19	$13,136	$13,734	$14,006
Feb 19	$13,390	$14,193	$14,278
Mar 19	$13,264	$14,456	$14,143
Apr 19	$13,722	$15,035	$14,634
May 19	$12,402	$14,085	$13,227
Jun 19	$13,575	$15,074	$14,479
Jul 19	$13,803	$15,307	$14,725
Aug 19	$13,191	$15,041	$14,073
Sep 19	$13,822	$15,308	$14,744
Oct 19	$14,209	$15,642	$15,166
Nov 19	$14,733	$16,230	$15,722
Dec 19	$15,227	$16,705	$16,257
Jan 20	$14,650	$16,738	$15,630
Feb 20	$13,231	$15,373	$14,127
Mar 20	$10,781	$13,423	$11,511
Apr 20	$12,002	$15,189	$12,814
May 20	$12,436	$15,979	$13,278
Jun 20	$12,465	$16,344	$13,312
Jul 20	$12,584	$17,314	$12,676
Aug 20	$13,081	$18,614	$13,971
Sep 20	$12,809	$17,919	$13,683
Oct 20	$12,658	$17,453	$13,522
Nov 20	$14,740	$19,472	$15,750
Dec 20	$15,179	$20,276	$16,219
Jan 21	$15,680	$20,087	$16,757
Feb 21	$16,768	$20,612	$17,925
Mar 21	$17,974	$21,388	$19,219
Apr 21	$18,285	$22,552	$19,552
May 21	$18,813	$22,660	$20,120
Jun 21	$18,529	$23,291	$19,817
Jul 21	$18,386	$23,842	$19,666
Aug 21	$18,538	$24,545	$19,829
Sep 21	$17,880	$23,386	$19,128
Oct 21	$18,325	$25,017	$19,605
Nov 21	$18,157	$24,766	$19,429
Dec 21	$19,577	$25,744	$20,955
Jan 22	$19,200	$24,287	$20,555
Feb 22	$18,779	$23,575	$20,107
Mar 22	$18,833	$24,404	$20,166
Apr 22	$17,748	$22,192	$19,009
May 22	$18,437	$22,143	$19,751
Jun 22	$16,406	$20,310	$17,576
Jul 22	$17,378	$22,205	$18,618
Aug 22	$16,763	$21,335	$17,961
Sep 22	$14,963	$19,356	$16,035
Oct 22	$16,929	$20,893	$18,146
Nov 22	$17,914	$22,029	$19,205
Dec 22	$16,810	$20,734	$18,024
Jan 23	$18,006	$22,098	$19,309
Feb 23	$17,303	$21,571	$18,556
Mar 23	$17,228	$22,337	$18,478
Apr 23	$17,039	$22,620	$18,276
May 23	$16,410	$22,768	$17,602
Jun 23	$17,560	$24,286	$18,838
Jul 23	$18,206	$25,122	$19,534
Aug 23	$17,678	$24,698	$18,971
Sep 23	$17,110	$23,540	$18,358
Oct 23	$16,498	$22,998	$17,710
Nov 23	$17,846	$25,167	$19,148
Dec 23	$19,207	$26,353	$20,623
Jan 24	$19,044	$26,763	$20,440
Feb 24	$19,541	$28,199	$20,985
Mar 24	$20,706	$29,096	$22,240
Apr 24	$19,293	$27,895	$20,724
May 24	$19,880	$29,228	$21,346
Jun 24	$19,873	$30,273	$21,353
Jul 24	$20,677	$30,653	$20,962
Aug 24	$20,756	$31,392	$22,299
Sep 24	$21,123	$32,068	$22,696
Oct 24	$20,852	$31,831	$22,404
Nov 24	$22,182	$33,823	$22,491
Dec 24	$20,591	$32,962	$20,881
Jan 25	$21,463	$33,966	$21,784
Feb 25	$21,682	$33,431	$21,997
Mar 25	$20,928	$31,475	$21,235
Apr 25	$20,150	$31,314	$20,447
May 25	$21,006	$33,335	$21,322
Jun 25	$22,381	$35,050	$22,726
Jul 25	$22,317	$35,852	$22,662

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.93%	12.14%	8.36%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Enhanced Value Index (Spliced)...
8.11	12.32	8.53

Key Fund statistics

Net Assets...
$6,613,217,004
Number of Portfolio Holdings...
152
Net Investment Advisory Fees...
$10,316,319
Portfolio Turnover Rate...
30%

The performance of the MSCI USA Enhanced Value Index (Spliced)  in this report reflects the performance of the MSCI USA Value Weighted Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Enhanced Value Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.5%
Financials...
14.7
Consumer Discretionary...
11.1
Industrials...
9.2
Communication Services...
9.0
Health Care...
8.5
Consumer Staples...
5.4
Energy...
3.1
Utilities...
2.2
Real Estate...
2.2
Materials...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
7.0%
Intel Corp...
3.7
General Motors Co...
3.6
Micron Technology, Inc...
3.3
AT&T, Inc...
3.2
Applied Materials, Inc...
2.9
Bank of America Corp...
2.6
Verizon Communications, Inc...
2.4
Citigroup, Inc...
2.3
Ford Motor Co...
2.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Value Factor ETF

Annual Shareholder Report — July 31, 2025

VLUE-07/25-AR

iShares® LifePath® Retirement ETF

IRTR |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.25%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 3.38% and the Russell 1000® Index returned 16.54%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,833	$10,272	$9,964
Nov 23	$10,443	$10,735	$10,894
Dec 23	$10,899	$11,146	$11,434
Jan 24	$10,886	$11,121	$11,593
Feb 24	$10,989	$10,959	$12,221
Mar 24	$11,193	$11,060	$12,616
Apr 24	$10,868	$10,783	$12,078
May 24	$11,176	$10,964	$12,647
Jun 24	$11,317	$11,067	$13,065
Jul 24	$11,565	$11,009	$12,738
Aug 24	$11,783	$11,491	$13,569
Sep 24	$11,979	$11,645	$13,859
Oct 24	$11,714	$11,359	$13,759
Nov 24	$11,996	$11,400	$13,830
Dec 24	$11,778	$11,214	$13,443
Jan 25	$11,919	$11,028	$14,120
Feb 25	$12,061	$11,273	$13,871
Mar 25	$11,901	$11,277	$13,066
Apr 25	$11,948	$11,321	$12,989
May 25	$12,165	$11,237	$13,821
Jun 25	$12,487	$11,410	$14,522
Jul 25	$12,518	$11,380	$14,845

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
8.25%	13.38%
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50
Russell 1000® Index...
16.54	24.71

Key Fund statistics

Net Assets...
$24,928,771
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
18%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.7%
Domestic Equity...
25.5
International Equity...
14.8
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
24.2%
iShares U.S. Treasury Bond ETF...
23.1
iShares MBS ETF...
13.0
iShares 0-5 Year TIPS Bond ETF...
10.5
iShares Core MSCI International Developed Markets ETF...
9.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.5
iShares Core MSCI Emerging Markets ETF...
3.9
iShares 10-20 Year Treasury Bond ETF...
3.5
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Retirement ETF

Annual Shareholder Report — July 31, 2025

IRTR-07/25-AR

iShares® LifePath® Target Date 2030 ETF

ITDB |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 9.62%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,765	$9,964	$10,272
Nov 23	$10,472	$10,894	$10,735
Dec 23	$10,976	$11,434	$11,146
Jan 24	$10,955	$11,593	$11,121
Feb 24	$11,144	$12,221	$10,959
Mar 24	$11,397	$12,616	$11,060
Apr 24	$11,028	$12,078	$10,783
May 24	$11,398	$12,647	$10,964
Jun 24	$11,550	$13,065	$11,067
Jul 24	$11,815	$12,738	$11,009
Aug 24	$12,066	$13,569	$11,491
Sep 24	$12,290	$13,859	$11,645
Oct 24	$12,010	$13,759	$11,359
Nov 24	$12,361	$13,830	$11,400
Dec 24	$12,051	$13,443	$11,214
Jan 25	$12,273	$14,120	$11,028
Feb 25	$12,389	$13,871	$11,273
Mar 25	$12,161	$13,066	$11,277
Apr 25	$12,200	$12,989	$11,321
May 25	$12,521	$13,821	$11,237
Jun 25	$12,901	$14,522	$11,410
Jul 25	$12,951	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
9.62%	15.55%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$30,927,104
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
24%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
47.6%
Domestic Equity...
32.8
International Equity...
19.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
30.5%
iShares U.S. Treasury Bond ETF...
13.7
iShares Core MSCI International Developed Markets ETF...
12.8
iShares MBS ETF...
10.3
iShares 0-5 Year TIPS Bond ETF...
8.5
iShares Core MSCI Emerging Markets ETF...
5.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.2
iShares 10-20 Year Treasury Bond ETF...
3.9
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.4
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2030 ETF

Annual Shareholder Report — July 31, 2025

ITDB-07/25-AR

iShares® LifePath® Target Date 2035 ETF

ITDC |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 10.81%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,720	$9,964	$10,272
Nov 23	$10,487	$10,894	$10,735
Dec 23	$11,018	$11,434	$11,146
Jan 24	$10,994	$11,593	$11,121
Feb 24	$11,250	$12,221	$10,959
Mar 24	$11,536	$12,616	$11,060
Apr 24	$11,141	$12,078	$10,783
May 24	$11,552	$12,647	$10,964
Jun 24	$11,713	$13,065	$11,067
Jul 24	$11,992	$12,738	$11,009
Aug 24	$12,265	$13,569	$11,491
Sep 24	$12,504	$13,859	$11,645
Oct 24	$12,218	$13,759	$11,359
Nov 24	$12,625	$13,830	$11,400
Dec 24	$12,293	$13,443	$11,214
Jan 25	$12,540	$14,120	$11,028
Feb 25	$12,616	$13,871	$11,273
Mar 25	$12,327	$13,066	$11,277
Apr 25	$12,367	$12,989	$11,321
May 25	$12,785	$13,821	$11,237
Jun 25	$13,225	$14,522	$11,410
Jul 25	$13,288	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
10.81%	17.22%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$47,190,543
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
19%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
40.3%
Domestic Fixed Income...
35.5
International Equity...
24.2
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
36.5%
iShares Core MSCI International Developed Markets ETF...
15.9
iShares U.S. Treasury Bond ETF...
13.7
iShares MBS ETF...
9.3
iShares Core MSCI Emerging Markets ETF...
6.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.6
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.0
iShares Core U.S. REIT ETF...
2.7
iShares Global Infrastructure ETF...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2035 ETF

Annual Shareholder Report — July 31, 2025

ITDC-07/25-AR

iShares® LifePath® Target Date 2040 ETF

ITDD |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.01%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,677	$9,964	$10,272
Nov 23	$10,491	$10,894	$10,735
Dec 23	$11,044	$11,434	$11,146
Jan 24	$11,016	$11,593	$11,121
Feb 24	$11,342	$12,221	$10,959
Mar 24	$11,660	$12,616	$11,060
Apr 24	$11,244	$12,078	$10,783
May 24	$11,694	$12,647	$10,964
Jun 24	$11,863	$13,065	$11,067
Jul 24	$12,149	$12,738	$11,009
Aug 24	$12,440	$13,569	$11,491
Sep 24	$12,694	$13,859	$11,645
Oct 24	$12,410	$13,759	$11,359
Nov 24	$12,867	$13,830	$11,400
Dec 24	$12,493	$13,443	$11,214
Jan 25	$12,791	$14,120	$11,028
Feb 25	$12,831	$13,871	$11,273
Mar 25	$12,485	$13,066	$11,277
Apr 25	$12,525	$12,989	$11,321
May 25	$13,036	$13,821	$11,237
Jun 25	$13,527	$14,522	$11,410
Jul 25	$13,608	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
12.01%	18.79%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$39,178,217
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
17%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
47.3%
International Equity...
28.6
Domestic Fixed Income...
24.1
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
42.2%
iShares Core MSCI International Developed Markets ETF...
18.9
iShares U.S. Treasury Bond ETF...
8.5
iShares Core MSCI Emerging Markets ETF...
7.7
iShares MBS ETF...
6.2
iShares Core U.S. REIT ETF...
3.4
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.6
iShares Global Infrastructure ETF...
2.0
iShares Russell 2000 ETF...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2040 ETF

Annual Shareholder Report — July 31, 2025

ITDD-07/25-AR

iShares® LifePath® Target Date 2045 ETF

ITDE |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.96%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,634	$9,964	$10,272
Nov 23	$10,488	$10,894	$10,735
Dec 23	$11,060	$11,434	$11,146
Jan 24	$11,037	$11,593	$11,121
Feb 24	$11,435	$12,221	$10,959
Mar 24	$11,778	$12,616	$11,060
Apr 24	$11,336	$12,078	$10,783
May 24	$11,818	$12,647	$10,964
Jun 24	$12,006	$13,065	$11,067
Jul 24	$12,296	$12,738	$11,009
Aug 24	$12,598	$13,569	$11,491
Sep 24	$12,862	$13,859	$11,645
Oct 24	$12,575	$13,759	$11,359
Nov 24	$13,083	$13,830	$11,400
Dec 24	$12,670	$13,443	$11,214
Jan 25	$13,021	$14,120	$11,028
Feb 25	$13,023	$13,871	$11,273
Mar 25	$12,611	$13,066	$11,277
Apr 25	$12,645	$12,989	$11,321
May 25	$13,246	$13,821	$11,237
Jun 25	$13,789	$14,522	$11,410
Jul 25	$13,889	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
12.96%	20.16%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$35,222,143
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
16%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
54.6%
International Equity...
31.8
Domestic Fixed Income...
13.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
47.9%
iShares Core MSCI International Developed Markets ETF...
22.2
iShares Core MSCI Emerging Markets ETF...
9.1
iShares Core U.S. REIT ETF...
4.1
iShares U.S. Treasury Bond ETF...
3.8
iShares MBS ETF...
3.6
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2
iShares Russell 2000 ETF...
2.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
1.2
iShares 10-20 Year Treasury Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2045 ETF

Annual Shareholder Report — July 31, 2025

ITDE-07/25-AR

iShares® LifePath® Target Date 2050 ETF

ITDF |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.08%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,617	$9,964	$10,272
Nov 23	$10,477	$10,894	$10,735
Dec 23	$11,033	$11,434	$11,146
Jan 24	$11,032	$11,593	$11,121
Feb 24	$11,489	$12,221	$10,959
Mar 24	$11,856	$12,616	$11,060
Apr 24	$11,424	$12,078	$10,783
May 24	$11,928	$12,647	$10,964
Jun 24	$12,113	$13,065	$11,067
Jul 24	$12,394	$12,738	$11,009
Aug 24	$12,688	$13,569	$11,491
Sep 24	$12,957	$13,859	$11,645
Oct 24	$12,680	$13,759	$11,359
Nov 24	$13,223	$13,830	$11,400
Dec 24	$12,804	$13,443	$11,214
Jan 25	$13,194	$14,120	$11,028
Feb 25	$13,150	$13,871	$11,273
Mar 25	$12,696	$13,066	$11,277
Apr 25	$12,739	$12,989	$11,321
May 25	$13,419	$13,821	$11,237
Jun 25	$14,016	$14,522	$11,410
Jul 25	$14,139	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
14.08%	21.36%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$31,752,360
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
17%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.1%
International Equity...
35.3
Domestic Fixed Income...
5.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
53.2%
iShares Core MSCI International Developed Markets ETF...
25.0
iShares Core MSCI Emerging Markets ETF...
10.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.9
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
2.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
0.6
iShares 10-20 Year Treasury Bond ETF...
0.5
iShares 5-10 Year Investment Grade Corporate Bond ETF...
0.4
iShares U.S. Treasury Bond ETF...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2050 ETF

Annual Shareholder Report — July 31, 2025

ITDF-07/25-AR

iShares® LifePath® Target Date 2055 ETF

ITDG |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.71%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,964	$10,272
Nov 23	$10,470	$10,894	$10,735
Dec 23	$11,023	$11,434	$11,146
Jan 24	$11,023	$11,593	$11,121
Feb 24	$11,501	$12,221	$10,959
Mar 24	$11,873	$12,616	$11,060
Apr 24	$11,443	$12,078	$10,783
May 24	$11,953	$12,647	$10,964
Jun 24	$12,142	$13,065	$11,067
Jul 24	$12,418	$12,738	$11,009
Aug 24	$12,710	$13,569	$11,491
Sep 24	$12,979	$13,859	$11,645
Oct 24	$12,710	$13,759	$11,359
Nov 24	$13,266	$13,830	$11,400
Dec 24	$12,851	$13,443	$11,214
Jan 25	$13,258	$14,120	$11,028
Feb 25	$13,189	$13,871	$11,273
Mar 25	$12,720	$13,066	$11,277
Apr 25	$12,774	$12,989	$11,321
May 25	$13,492	$13,821	$11,237
Jun 25	$14,111	$14,522	$11,410
Jul 25	$14,245	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
14.71%	21.87%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$22,282,484
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.1%
International Equity...
37.2
Domestic Fixed Income...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.0%
iShares Core MSCI International Developed Markets ETF...
26.3
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.7
iShares Core U.S. REIT ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2055 ETF

Annual Shareholder Report — July 31, 2025

ITDG-07/25-AR

iShares® LifePath® Target Date 2060 ETF

ITDH |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.82%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,964	$10,272
Nov 23	$10,470	$10,894	$10,735
Dec 23	$11,023	$11,434	$11,146
Jan 24	$11,023	$11,593	$11,121
Feb 24	$11,501	$12,221	$10,959
Mar 24	$11,874	$12,616	$11,060
Apr 24	$11,443	$12,078	$10,783
May 24	$11,954	$12,647	$10,964
Jun 24	$12,143	$13,065	$11,067
Jul 24	$12,418	$12,738	$11,009
Aug 24	$12,709	$13,569	$11,491
Sep 24	$12,978	$13,859	$11,645
Oct 24	$12,710	$13,759	$11,359
Nov 24	$13,269	$13,830	$11,400
Dec 24	$12,855	$13,443	$11,214
Jan 25	$13,266	$14,120	$11,028
Feb 25	$13,193	$13,871	$11,273
Mar 25	$12,723	$13,066	$11,277
Apr 25	$12,778	$12,989	$11,321
May 25	$13,502	$13,821	$11,237
Jun 25	$14,123	$14,522	$11,410
Jul 25	$14,259	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
14.82%	21.94%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$16,691,365
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.6%
International Equity...
37.4
Domestic Fixed Income...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
26.5
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.9
iShares Core U.S. REIT ETF...
1.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2060 ETF

Annual Shareholder Report — July 31, 2025

ITDH-07/25-AR

iShares® LifePath® Target Date 2065 ETF

ITDI |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.82%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,964	$10,272
Nov 23	$10,470	$10,894	$10,735
Dec 23	$11,023	$11,434	$11,146
Jan 24	$11,023	$11,593	$11,121
Feb 24	$11,501	$12,221	$10,959
Mar 24	$11,874	$12,616	$11,060
Apr 24	$11,443	$12,078	$10,783
May 24	$11,954	$12,647	$10,964
Jun 24	$12,143	$13,065	$11,067
Jul 24	$12,418	$12,738	$11,009
Aug 24	$12,709	$13,569	$11,491
Sep 24	$12,978	$13,859	$11,645
Oct 24	$12,710	$13,759	$11,359
Nov 24	$13,269	$13,830	$11,400
Dec 24	$12,855	$13,443	$11,214
Jan 25	$13,266	$14,120	$11,028
Feb 25	$13,193	$13,871	$11,273
Mar 25	$12,723	$13,066	$11,277
Apr 25	$12,778	$12,989	$11,321
May 25	$13,501	$13,821	$11,237
Jun 25	$14,123	$14,522	$11,410
Jul 25	$14,258	$14,845	$11,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
14.82%	21.93%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Key Fund statistics

Net Assets...
$12,515,691
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.6%
International Equity...
37.4
Domestic Fixed Income...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
26.5
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.9
iShares Core U.S. REIT ETF...
1.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2065 ETF

Annual Shareholder Report — July 31, 2025

ITDI-07/25-AR

iShares® LifePath® Target Date 2070 ETF

ITDJ |NYSE Arca

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of November 12, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2070 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized

How did the Fund perform during the period?

  For the reporting period ended July 31, 2025, the Fund returned 8.76%.

  For the same period, the Russell 1000® Index returned 6.64% and the Bloomberg U.S. Aggregate Bond Index returned 3.52%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 12, 2024 through July 31, 2025

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Nov-24	$10,000	$10,000	$10,000
Nov-24	$10,123	$9,936	$10,369
Dec-24	$9,807	$9,658	$10,200
Jan-25	$10,120	$10,144	$10,031
Feb-25	$10,064	$9,965	$10,254
Mar-25	$9,705	$9,387	$10,257
Apr-25	$9,748	$9,331	$10,298
May-25	$10,299	$9,929	$10,222
Jun-25	$10,773	$10,433	$10,378
Jul-25	$10,876	$10,664	$10,352

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$3,776,077
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
8%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was November 12, 2024.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Sector	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.6%
International Equity...
37.4
Domestic Fixed Income...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
26.5
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.9
iShares Core U.S. REIT ETF...
1.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2070 ETF

Annual Shareholder Report — July 31, 2025

ITDJ-07/25-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-one series of the registrant for which the fiscal year-end is July 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $190,450 for the fiscal year ended July 31, 2024 and $205,700 for the fiscal year ended July 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2024 and July 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $194,000 for the fiscal year ended July 31, 2024 and $203,700 for the fiscal year ended July 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2024 and July 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $194,000 for the fiscal year ended July 31, 2024 and $203,700 for the fiscal year ended July 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares Core 30/70 Conservative Allocation ETF | AOK | NYSE Arca
iShares Core 40/60 Moderate Allocation ETF | AOM | NYSE Arca
iShares Core 60/40 Balanced Allocation ETF | AOR | NYSE Arca
iShares Core 80/20 Aggressive Allocation ETF | AOA | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX Exchange

Page
2

Important Tax Information
(unaudited)
................................................................................................. 35

iShares
®
Core 30/70 Conservative Allocation ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  20 .8%
iShares Core S&P 500 ETF .................. 190,580 $ 120,999,242
iShares Core S&P Mid-Cap ETF ............... 105,797 6,668,385
iShares Core S&P Small-Cap ETF
(b)
............ 27,796 3,065,343
130,732,970
a
Domestic Fixed Income  —  57 .2%
iShares Core Total USD Bond Market ETF ........ 7,827,730 359,997,303
a
International Equity  —  11 .8%
iShares Core MSCI Emerging Markets ETF ....... 358,691 21,639,828
iShares Core MSCI International Developed Markets
ETF ................................ 706,060 52,848,591
74,488,419
a
International Fixed Income  —  10 .1%
iShares Core International Aggregate Bond ETF .... 1,243,084 63,447,007
a
Total Long-Term Investments — 99.9%
(Cost: $ 661,647,868 ) ................................ 628,665,699
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 3,133,405 $ 3,134,658
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 555,930 555,930
a
Total Short-Term Securities — 0.6%
(Cost: $ 3,690,588 ) .................................. 3,690,588
Total Investments — 100.5%
(Cost: $ 665,338,456 ) ................................ 632,356,287
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (3,184,013)
Net Assets — 100.0% ................................. $ 629,172,274
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 3,133,773
(a)
$ — $ 885 $ — $ 3,134,658 3,133,405 $ 15,114
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 447,253 108,677
(a)
— — — 555,930 555,930 36,690 —
iShares Core
International
Aggregate Bond ETF 59,772,768 36,249,239 (32,208,337) (454,441) 87,778 63,447,007 1,243,084 3,084,591 —
iShares Core MSCI
Emerging Markets
ETF .......... 17,576,457 11,747,667 (9,879,335) 212,827 1,982,212 21,639,828 358,691 728,197 —
iShares Core MSCI
International
Developed Markets
ETF .......... 49,618,930 28,332,797 (30,408,443) 2,032,032 3,273,275 52,848,591 706,060 1,752,953 —
iShares Core S&P 500
ETF .......... 101,443,475 66,590,519 (63,240,695) 14,726,797 1,479,146 120,999,242 190,580 1,526,864 —
iShares Core S&P Mid-
Cap ETF ....... 6,167,874 3,881,976 (3,565,411) 552,688 (368,742) 6,668,385 105,797 90,963 —
iShares Core S&P
Small-Cap ETF .. 2,796,493 1,940,366 (1,503,483) 167,379 (335,412) 3,065,343 27,796 64,226 —
iShares Core Total
USD Bond Market
ETF .......... 340,724,367 210,254,600 (188,714,094) (1,720,933) (546,637) 359,997,303 7,827,730 15,231,557 —
$ 15,517,234 $ 5,571,620
$ 632,356,287
$ 22,531,155 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2025
iShares
®
Core 30/70 Conservative Allocation ETF
4
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 628,665,699  $ —  $ —  $ 628,665,699
Short-Term Securities
Money Market Funds ...................................... 3,690,588  —  —  3,690,588
$ 632,356,287  $ —  $ —  $ 632,356,287

iShares
®
Core 40/60 Moderate Allocation ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  27 .4%
iShares Core S&P 500 ETF .................. 609,714 $ 387,107,418
iShares Core S&P Mid-Cap ETF ............... 338,492 21,335,151
iShares Core S&P Small-Cap ETF
(b)
............ 88,925 9,806,649
418,249,218
a
Domestic Fixed Income  —  48 .4%
iShares Core Total USD Bond Market ETF ........ 16,099,063 740,395,908
a
International Equity  —  15 .6%
iShares Core MSCI Emerging Markets ETF ....... 1,147,551 69,231,752
iShares Core MSCI International Developed Markets
ETF ................................ 2,258,877 169,076,943
238,308,695
a
International Fixed Income  —  8 .5%
iShares Core International Aggregate Bond ETF .... 2,556,629 130,490,344
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,477,599,817 ) ............................... 1,527,444,165
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 10,017,049 $ 10,021,056
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 1,386,490 1,386,490
a
Total Short-Term Securities — 0.8%
(Cost: $ 11,407,546 ) ................................. 11,407,546
Total Investments — 100.7%
(Cost: $ 1,489,007,363 ) ............................... 1,538,851,711
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (10,135,846)
Net Assets — 100.0% ................................. $ 1,528,715,865
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 10,033,585
(a)
$ — $ (12,529) $ — $ 10,021,056 10,017,049 $ 29,894
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,681,996 — (295,506)
(a)
— — 1,386,490 1,386,490 116,607 —
iShares Core
International
Aggregate Bond
ETF ......... 122,279,896 28,776,132 (20,455,705) (2,305) (107,674) 130,490,344 2,556,629 5,607,384 —
iShares Core MSCI
Emerging Markets
ETF ......... 55,933,568 15,564,661 (9,454,707) 639,494 6,548,736 69,231,752 1,147,551 2,165,028 —
iShares Core MSCI
International
Developed Markets
ETF ......... 157,902,945 32,739,682 (38,212,747) 3,825,328 12,821,735 169,076,943 2,258,877 5,310,417 —
iShares Core S&P
500 ETF ...... 322,815,188 88,653,311 (74,458,169) 19,153,906 30,943,182 387,107,418 609,714 4,695,690 —
iShares Core S&P
Mid-Cap ETF ... 19,627,324 5,149,069 (3,936,694) 701,330 (205,878) 21,335,151 338,492 278,321 —
iShares Core S&P
Small-Cap ETF . 8,901,417 2,874,904 (1,431,268) 323,788 (862,192) 9,806,649 88,925 192,975 —

Schedule of Investments
(continued)
July 31, 2025
iShares
®
Core 40/60 Moderate Allocation ETF
6
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core Total
USD Bond Market
ETF ......... $ 697,037,618 $ 171,386,460 $ (125,543,839) $ (1,807,543) $ (676,788) $ 740,395,908 16,099,063 $ 30,328,222 $ —
$ 22,821,469 $ 48,461,121
$ 1,538,851,711
$ 48,724,538 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,527,444,165  $ —  $ —  $ 1,527,444,165
Short-Term Securities
Money Market Funds ...................................... 11,407,546  —  —  11,407,546
$ 1,538,851,711  $ —  $ —  $ 1,538,851,711

iShares
®
Core 60/40 Balanced Allocation ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  40 .0%
iShares Core S&P 500 ETF .................. 1,502,351 $ 953,842,650
iShares Core S&P Mid-Cap ETF ............... 834,048 52,570,046
iShares Core S&P Small-Cap ETF
(b)
............ 219,105 24,162,899
1,030,575,595
a
Domestic Fixed Income  —  31 .5%
iShares Core Total USD Bond Market ETF ........ 17,630,360 810,820,256
a
International Equity  —  22 .8%
iShares Core MSCI Emerging Markets ETF ....... 2,827,573 170,587,479
iShares Core MSCI International Developed Markets
ETF ................................ 5,565,908 416,608,214
587,195,693
a
International Fixed Income  —  5 .6%
iShares Core International Aggregate Bond ETF .... 2,799,806 142,902,098
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,337,502,692 ) ............................... 2,571,493,642
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 15,177,931 $ 15,184,002
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 2,395,328 2,395,328
a
Total Short-Term Securities — 0.7%
(Cost: $ 17,579,330 ) ................................. 17,579,330
Total Investments — 100.6%
(Cost: $ 2,355,082,022 ) ............................... 2,589,072,972
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (15,385,418)
Net Assets — 100.0% ................................. $ 2,573,687,554
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 15,201,027
(a)
$ — $ (17,025) $ — $ 15,184,002 15,177,931 $ 65,850
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,386,776 8,552
(a)
— — — 2,395,328 2,395,328 184,942 —
iShares Core
International
Aggregate Bond ETF 121,684,887 51,109,541 (29,718,845) 119,425 (292,910) 142,902,098 2,799,806 5,844,852 —
iShares Core MSCI
Emerging Markets
ETF .......... 125,237,623 58,385,891 (29,698,652) 2,010,893 14,651,724 170,587,479 2,827,573 5,076,639 —
iShares Core MSCI
International
Developed Markets
ETF .......... 353,553,038 131,807,951 (107,832,000) 11,661,539 27,417,686 416,608,214 5,565,908 12,477,127 —
iShares Core S&P 500
ETF .......... 722,796,383 320,312,978 (206,297,884) 52,538,436 64,492,737 953,842,650 1,502,351 10,890,173 —
iShares Core S&P Mid-
Cap ETF ....... 43,946,645 18,588,390 (11,178,254) 2,039,787 (826,522) 52,570,046 834,048 645,535 —
iShares Core S&P
Small-Cap ETF .. 19,930,349 10,021,146 (4,552,631) 692,353 (1,928,318) 24,162,899 219,105 448,389 —
iShares Core Total
USD Bond Market
ETF .......... 693,645,400 298,650,044 (179,449,578) (1,707,697) (317,913) 810,820,256 17,630,360 31,201,175 —
$ 67,337,711 $ 103,196,484
$ 2,589,072,972
$ 66,834,682 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2025
iShares
®
Core 60/40 Balanced Allocation ETF
8
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,571,493,642 $ — $ — $ 2,571,493,642
Short-Term Securities
Money Market Funds ...................................... 17,579,330 — — 17,579,330
$ 2,589,072,972 $ — $ — $ 2,589,072,972

iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  52 .1%
iShares Core S&P 500 ETF .................. 1,846,817 $ 1,172,544,113
iShares Core S&P Mid-Cap ETF ............... 1,025,290 64,624,029
iShares Core S&P Small-Cap ETF ............. 269,353 29,704,249
1,266,872,391
a
Domestic Fixed Income  —  15 .4%
iShares Core Total USD Bond Market ETF ........ 8,127,312 373,775,079
a
International Equity  —  29 .7%
iShares Core MSCI Emerging Markets ETF ....... 3,475,919 209,702,193
iShares Core MSCI International Developed Markets
ETF ................................ 6,842,112 512,132,083
721,834,276
a
International Fixed Income  —  2 .7%
iShares Core International Aggregate Bond ETF .... 1,290,666 65,875,593
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,956,314,723 ) ............................... 2,428,357,339
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (b)
............................ 2,413,709 $ 2,413,709
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,413,709 ) .................................. 2,413,709
Total Investments — 100.0%
(Cost: $ 1,958,728,432 ) ............................... 2,430,771,048
Liabilities in Excess of Other Assets — 0 .0% ................ (42,426)
Net Assets — 100.0% ................................. $ 2,430,728,622
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ — $ 27,694
(b)
$ — $ (27,694) $ — $ — — $ 91,336
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,986,529 427,180
(b)
— — — 2,413,709 2,413,709 162,446 —
iShares Core
International
Aggregate Bond ETF 57,660,221 15,067,216 (6,866,349) 26,845 (12,340) 65,875,593 1,290,666 2,693,449 —
iShares Core MSCI
Emerging Markets
ETF .......... 158,250,035 47,644,793 (17,604,135) 1,664,566 19,746,934 209,702,193 3,475,919 6,332,549 —
iShares Core MSCI
International
Developed Markets
ETF .......... 446,748,976 93,740,287 (78,086,101) 7,515,870 42,213,051 512,132,083 6,842,112 15,648,538 —
iShares Core S&P 500
ETF .......... 913,323,272 239,590,159 (127,714,886) 40,657,201 106,688,367 1,172,544,113 1,846,817 13,676,359 —
iShares Core S&P Mid-
Cap ETF ....... 55,530,821 13,891,251 (6,204,831) 2,048,455 (641,667) 64,624,029 1,025,290 809,529 —
iShares Core S&P
Small-Cap ETF .. 25,183,580 8,533,697 (2,436,873) 738,890 (2,315,045) 29,704,249 269,353 559,889 —
iShares Core Total
USD Bond Market
ETF .......... 328,683,450 89,277,142 (43,378,734) (1,230,379) 423,600 373,775,079 8,127,312 14,817,996 —
$ 51,393,754 $ 166,102,900
$ 2,430,771,048
$ 54,792,091 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
July 31, 2025
iShares
®
Core 80/20 Aggressive Allocation ETF
10
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 7 09/19/25 $ 2,231 $ 69,511
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 69,511 $ — $ — $ — $ 69,511
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (86,820) $ — $ — $ — $ (86,820)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 59,355 $ — $ — $ — $ 59,355
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,089,725
a

iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
(continued)
July 31, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 2,428,357,339 $ — $ — $ 2,428,357,339
Short-Term Securities
Money Market Funds .......................................... 2,413,709 — — 2,413,709
$ 2,430,771,048 $ — $ — $ 2,430,771,048
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 69,511 $ — $ — $ 69,511
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2025
iShares
®
Morningstar Multi-Asset Income ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  15 .4%
iShares Preferred and Income Securities ETF ...... 562,526 $ 17,578,937
a
Domestic Fixed Income  —  35 .1%
iShares Broad USD High Yield Corporate Bond ETF
(b)
459,907 17,195,923
iShares Core 1-5 Year USD Bond ETF .......... 350,849 17,019,685
iShares MBS ETF ........................ 61,527 5,726,318
39,941,926
a
International Equity  —  24 .4%
iShares Global REIT ETF ................... 233,802 5,718,797
iShares Latin America 40 ETF
(b)
............... 661,083 16,447,745
iShares MSCI EAFE Value ETF
(b)
.............. 89,226 5,650,682
27,817,224
a
International Fixed Income  —  25 .0%
iShares Floating Rate Bond ETF .............. 332,100 16,950,384
iShares J.P. Morgan EM Corporate Bond ETF ..... 126,196 5,741,224
iShares J.P. Morgan EM Local Currency Bond ETF .. 144,886 5,775,156
28,466,764
a
Total Long-Term Investments — 99.9%
(Cost: $ 115,419,060 ) ................................ 113,804,851
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  13 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 14,675,939 $ 14,681,809
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 94,475 94,475
a
Total Short-Term Securities — 13.0%
(Cost: $ 14,776,122 ) ................................. 14,776,284
Total Investments — 112.9%
(Cost: $ 130,195,182 ) ................................ 128,581,135
Liabilities in Excess of Other Assets — ( 12 .9 ) % .............. (14,700,712)
Net Assets — 100.0% ................................. $ 113,880,423
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 17,502,942 $ — $ (2,816,314)
(a)
$ (4,603) $ (216) $ 14,681,809 14,675,939 $ 156,995
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 94,726 — (251)
(a)
— — 94,475 94,475 11,414 —
iShares 1-3 Year
Treasury Bond
ETF
(c)
......... — 5,898,096 (5,928,408) 30,312 — — — 57,092 —
iShares Agency Bond
ETF
(c)
......... 6,385,810 5,986,272 (12,328,331) 72,078 (115,829) — — 125,699 —
iShares Broad USD
High Yield Corporate
Bond ETF ...... 17,969,820 2,327,076 (3,336,769) 57,411 178,385 17,195,923 459,907 1,174,104 —
iShares Core 1-5 Year
USD Bond ETF .. 17,925,744 2,131,924 (3,217,845) 47,921 131,941 17,019,685 350,849 701,232 —
iShares Core U.S.
REIT ETF
(c)
..... 6,490,590 116,217 (7,001,160) 906,954 (512,601) — — 62,823 —
iShares Floating Rate
Bond ETF ...... 17,621,808 2,698,623 (3,342,574) 12,836 (40,309) 16,950,384 332,100 910,763 —
iShares Global REIT
ETF .......... — 6,633,627 (669,418) (12,964) (232,448) 5,718,797 233,802 133,323 —
iShares J.P. Morgan
EM Corporate Bond
ETF .......... 5,975,915 753,621 (1,056,735) 9,098 59,325 5,741,224 126,196 300,416 —
iShares J.P. Morgan
EM Local Currency
Bond ETF ...... 5,491,970 1,080,487 (1,305,700) (28,659) 537,058 5,775,156 144,886 — —

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(continued)
July 31, 2025
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Latin America
40 ETF ........ $ 5,280,639 $ 15,033,579 $ (3,999,472) $ 80,237 $ 52,762 $ 16,447,745 661,083 $ 953,641 $ —
iShares MBS ETF .. — 5,778,293 (77,321) (216) 25,562 5,726,318 61,527 39,997 —
iShares MSCI EAFE
Value ETF ...... 17,577,557 762,834 (13,723,389) 88,518 945,162 5,650,682 89,226 249,591 —
iShares Preferred and
Income Securities
ETF .......... 17,860,848 3,363,403 (3,440,586) (42,656) (162,072) 17,578,937 562,526 1,113,977 —
$ 1,216,267 $ 866,720
$ 128,581,135
$ 5,991,067 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 113,804,851 $ — $ — $ 113,804,851
Short-Term Securities
Money Market Funds ...................................... 14,776,284 — — 14,776,284
$ 128,581,135 $ — $ — $ 128,581,135

14
2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2025
See notes to financial statements.
iShares
Core 30/70
Conservative
Allocation ETF
iShares
Core 40/60
Moderate Allocation
ETF
iShares
Core 60/40
Balanced Allocation
ETF
iShares
Core 80/20
Aggressive
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................ $ 632,356,287  $ 1,538,851,711  $ 2,589,072,972  $ 2,430,771,048
Cash pledged:
Futures contracts ................................................... —  —  —  166,000
Receivables:
Securities lending income — affiliated ..................................... 132  1,002  573  38
Dividends — affiliated ................................................ 3,223  11,225  18,806  18,998
Total assets ........................................................
632,359,642  1,538,863,938  2,589,092,351  2,430,956,084
LIABILITIES
Collateral on securities loaned ............................................ 3,135,004  10,021,055  15,184,001  —
Payables:
Investment advisory fees .............................................. 52,364  127,018  220,796  219,762
Variation margin on futures contracts ...................................... —  —  —  7,700
Total liabilities .......................................................
3,187,368  10,148,073  15,404,797  227,462
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 629,172,274  $ 1,528,715,865  $ 2,573,687,554  $ 2,430,728,622
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 673,856,718  $ 1,500,174,441  $ 2,374,534,696  $ 1,984,860,876
Accumulated earnings (loss) ............................................. (44,684,444) 28,541,424  199,152,858  445,867,746
NET ASSETS .......................................................
$ 629,172,274  $ 1,528,715,865  $ 2,573,687,554  $ 2,430,728,622
NET ASSET VALUE
Shares outstanding ................................................... 16,150,000  33,400,000  41,900,000  29,150,000
Net asset value ...................................................... $ 38.96  $ 45.77  $ 61.42  $ 83.39
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 3,032,369  $ 9,694,053  $ 14,688,524  $ —
(b)
Investments, at cost — affiliated ......................................... $ 665,338,456  $ 1,489,007,363  $ 2,355,082,022  $ 1,958,728,432

15
Statements of Assets and Liabilities
(continued)
July 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 128,581,135
Receivables:
Securities lending income — affiliated ................................................................................... 8,639
Dividends — affiliated .............................................................................................. 650
Total assets ......................................................................................................
128,590,424
LIABILITIES
Collateral on securities loaned .......................................................................................... 14,685,743
Payables:
Investment advisory fees ............................................................................................ 24,258
Total liabilities .....................................................................................................
14,710,001
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 113,880,423
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 177,681,616
Accumulated loss .................................................................................................. (63,801,193)
NET ASSETS .....................................................................................................
$ 113,880,423
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,550,000
Net asset value .................................................................................................... $ 20.52
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 14,297,597
(b)
Investments, at cost — affiliated ....................................................................................... $ 130,195,182

16
2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2025
See notes to financial statements.
iShares
Core 30/70
Conservative
Allocation ETF
iShares
Core 40/60
Moderate Allocation
ETF
iShares
Core 60/40
Balanced Allocation
ETF
iShares
Core 80/20
Aggressive
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 22,516,041  $ 48,694,644  $ 66,768,832  $ 54,700,755
Interest — unaffiliated .............................................. 4  65  87  9,050
Securities lending income — affiliated — net ............................... 15,114  29,894  65,850  91,336
Total investment income ..............................................
22,531,159  48,724,603  66,834,769  54,801,141
EXPENSES
Investment advisory ............................................... 945,235  2,191,991  3,429,113  3,259,804
Interest expense ................................................. —  2  3  2
Total expenses .................................................... 945,235  2,191,993  3,429,116  3,259,806
Less: (345,527) (769,358) (1,105,755) (959,663)
Investment advisory fees waived ....................................... (345,527) (769,358) (1,105,755) (959,663)
Total expenses after fees waived ........................................
599,708  1,422,635  2,323,361  2,300,143
Net investment income ...............................................
21,931,451  47,301,968  64,511,408  52,500,998
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (840,590) (147,355) (2,463,605) (1,511,601)
Futures contracts ............................................... —  —  —  (86,820)
In-kind redemptions — affiliated
(a)
.................................... 16,357,824  22,968,824  69,801,316  52,905,355
15,517,234  22,821,469  67,337,711  51,306,934
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 5,571,620  48,461,121  103,196,484  166,102,900
Futures contracts ............................................... —  —  —  59,355
5,571,620  48,461,121  103,196,484  166,162,255
Net realized and unrealized gain ........................................
21,088,854  71,282,590  170,534,195  217,469,189
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 43,020,305  $ 118,584,558  $ 235,045,603  $ 269,970,187
(a)
See Note 2 of the Notes to Financial Statements.

17
Statements of Operations
(continued)
Year Ended July 31, 2025
Statements of Operations
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 5,834,072
Interest — unaffiliated .............................................................................................. 108
Securities lending income — affiliated — net ............................................................................... 156,995
Total investment income ..............................................................................................
5,991,175
EXPENSES
Investment advisory ............................................................................................... 289,013
Interest expense ................................................................................................. 33
Total expenses .................................................................................................... 289,046
Net investment income ...............................................................................................
5,702,129
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... 794,252
In-kind redemptions — affiliated
(a)
.................................................................................... 422,015
Payments by affiliate ............................................................................................. 232,000
1,448,267
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 866,720
866,720
Net realized and unrealized gain ........................................................................................
2,314,987
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 8,017,116
(a)
See Note 2 of the Notes to Financial Statements.

18
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core 30/70 Conservative Allocation ETF
iShares
Core 40/60 Moderate Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 21,931,451  $ 20,343,263  $ 47,301,968  $ 41,078,831
Net realized gain ............................................. 15,517,234  368,757  22,821,469  23,862,236
Net change in unrealized appreciation (depreciation) ..................... 5,571,620  33,507,522  48,461,121  70,980,021
Net increase in net assets resulting from operations ........................
43,020,305  54,219,542  118,584,558  135,921,088
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(21,809,776) (20,351,701) (47,067,327) (41,086,223)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
29,458,141  (134,245,040) 71,120,360  (48,177,588)
NET ASSETS
Total increase (decrease) in net assets ................................ 50,668,670  (100,377,199) 142,637,591  46,657,277
Beginning of year ...............................................
578,503,604  678,880,803  1,386,078,274  1,339,420,997
End of year ...................................................
$ 629,172,274  $ 578,503,604  $ 1,528,715,865  $ 1,386,078,274
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

19
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core 60/40 Balanced Allocation ETF
iShares
Core 80/20 Aggressive Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 64,511,408  $ 53,938,606  $ 52,500,998  $ 42,001,068
Net realized gain ............................................. 67,337,711  43,689,370  51,306,934  47,435,101
Net change in unrealized appreciation (depreciation) ..................... 103,196,484  146,030,885  166,162,255  167,894,660
Net increase in net assets resulting from operations ........................
235,045,603  243,658,861  269,970,187  257,330,829
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(64,093,163) (53,941,543) (52,063,134) (42,001,864)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
319,708,596  (21,823,731) 225,498,249  100,041,309
NET ASSETS
Total increase in net assets ........................................ 490,661,036  167,893,587  443,405,302  315,370,274
Beginning of year ...............................................
2,083,026,518  1,915,132,931  1,987,323,320  1,671,953,046
End of year ...................................................
$ 2,573,687,554  $ 2,083,026,518  $ 2,430,728,622  $ 1,987,323,320
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

20
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 5,702,129  $ 7,283,431
Net realized gain (loss) ............................................................................ 1,448,267  (9,683,106)
Net change in unrealized appreciation (depreciation) ........................................................ 866,720  12,091,641
Net increase in net assets resulting from operations ...........................................................
8,017,116  9,691,966
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(5,688,072) (7,307,160)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(7,101,657) (19,629,925)
NET ASSETS
Total decrease in net assets .......................................................................... (4,772,613) (17,245,119)
Beginning of year ..................................................................................
118,653,036  135,898,155
End of year ......................................................................................
$ 113,880,423  $ 118,653,036
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

21
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 30/70 Conservative Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 37.57  $ 35.54  $ 35.74  $ 40.05  $ 37.15
Net investment income
(a)
................................ 1 .32  1 .15  0 .88  0 .68  0 .61
Net realized and unrealized gain (loss)
(b)
......................
1 .36  2 .00  ( 0 .21 ) ( 4 .32 ) 2 .96
Net increase (decrease) from investment operations ...............
2 .68  3 .15  0 .67  ( 3 .64 ) 3 .57
Distributions from net investment income
(c)
...................... ( 1 .29 ) ( 1 .12 ) ( 0 .87 ) ( 0 .67 ) ( 0 .67 )
Net asset value, end of year ..............................
$ 38.96  $ 37.57  $ 35.54  $ 35.74  $ 40.05
Total Return
(d)
– – – – –
Based on net asset value .................................
7 .29% 9 .05% 1 .98% ( 9 .16 ) % 9 .70%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .09% 0 .11% 0 .19%
Net investment income ...................................
3 .48% 3 .22% 2 .55% 1 .79% 1 .58%
Supplemental Data
Net assets, end of year (000) ...............................
$ 629,172  $ 578,504  $ 678,881  $ 777,452  $ 945,256
Portfolio turnover rate
(f)
...................................
3% 4% 5% 2% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

22
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 40/60 Moderate Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 43.59  $ 40.77  $ 40.39  $ 45.30  $ 40.76
Net investment income
(a)
................................ 1 .43  1 .24  0 .96  0 .80  0 .68
Net realized and unrealized gain (loss)
(b)
......................
2 .16  2 .80  0 .39  ( 4 .91 ) 4 .59
Net increase (decrease) from investment operations ...............
3 .59  4 .04  1 .35  ( 4 .11 ) 5 .27
Distributions from net investment income
(c)
...................... ( 1 .41 ) ( 1 .22 ) ( 0 .97 ) ( 0 .80 ) ( 0 .73 )
Net asset value, end of year ..............................
$ 45.77  $ 43.59  $ 40.77  $ 40.39  $ 45.30
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .38% 10.10% 3 .48% ( 9 .15 ) % 13.03%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .10% 0 .12% 0 .19%
Net investment income ...................................
3 .24% 3 .02% 2 .46% 1 .86% 1 .57%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,528,716  $ 1,386,078  $ 1,339,421  $ 1,565,084  $ 1,707,920
Portfolio turnover rate
(f)
...................................
5% 6% 5% 2% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 60/40 Balanced Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 57.07  $ 52.18  $ 50.09  $ 56.25  $ 47.70
Net investment income
(a)
................................ 1 .65  1 .44  1 .13  1 .08  0 .84
Net realized and unrealized gain (loss)
(b)
......................
4 .30  4 .84  2 .04  ( 6 .19 ) 8 .60
Net increase (decrease) from investment operations ...............
5 .95  6 .28  3 .17  ( 5 .11 ) 9 .44
Distributions from net investment income
(c)
...................... ( 1 .60 ) ( 1 .39 ) ( 1 .08 ) ( 1 .05 ) ( 0 .89 )
Net asset value, end of year ..............................
$ 61.42  $ 57.07  $ 52.18  $ 50.09  $ 56.25
Total Return
(d)
– – – – –
Based on net asset value .................................
10.58% 12.24% 6 .51% ( 9 .18 ) % 19.92%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .10% 0 .12% 0 .20%
Net investment income ...................................
2 .82% 2 .70% 2 .30% 2 .01% 1 .59%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,573,688  $ 2,083,027  $ 1,915,133  $ 1,983,438  $ 1,844,998
Portfolio turnover rate
(f)
...................................
5% 5% 6% 2% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core 80/20 Aggressive Allocation ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 75.71  $ 67.69  $ 63.03  $ 70.93  $ 56.77
Net investment income
(a)
................................ 1 .89  1 .63  1 .29  1 .43  1 .05
Net realized and unrealized gain (loss)
(b)
......................
7 .64  7 .99  4 .63  ( 7 .93 ) 14.19
Net increase (decrease) from investment operations ...............
9 .53  9 .62  5 .92  ( 6 .50 ) 15.24
Distributions from net investment income
(c)
...................... ( 1 .85 ) ( 1 .60 ) ( 1 .26 ) ( 1 .40 ) ( 1 .08 )
Net asset value, end of year ..............................
$ 83.39  $ 75.71  $ 67.69  $ 63.03  $ 70.93
Total Return
(d)
– – – – –
Based on net asset value .................................
12.74% 14.43% 9 .57% ( 9 .24 ) % 27.01%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .17% 0 .25%
Total expenses after fees waived ............................
0 .11% 0 .11% 0 .11% 0 .12% 0 .20%
Net investment income ...................................
2 .42% 2 .35% 2 .08% 2 .11% 1 .62%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,430,729  $ 1,987,323  $ 1,671,953  $ 1,493,900  $ 1,464,706
Portfolio turnover rate
(f)
...................................
5% 4% 5% 2% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year .........................
$ 20.11  $ 19.70  $ 20.47  $ 24.32  $ 22.91
Net investment income
(a)
............................... 1 .00  1 .16  1 .16  0 .78  0 .74
Net realized and unrealized gain (loss)
(b)
.....................
0 .41  0 .40  ( 0 .78 ) ( 3 .82 ) 1 .54
Net increase (decrease) from investment operations ..............
1 .41  1 .56  0 .38  ( 3 .04 ) 2 .28
Distributions from net investment income
(c)
..................... ( 1 .00 ) ( 1 .15 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 )
Net asset value, end of year .............................
$ 20.52  $ 20.11  $ 19.70  $ 20.47  $ 24.32
Total Return
(d)
– – – – –
Based on net asset value ................................
7 .20%
(e)
8 .32% 2 .14% (12.75) % 10.15%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........................
0 .25% 0 .25% 0 .24% 0 .25% 0 .24%
Net investment income ..................................
4 .93% 5 .91% 6 .00% 3 .44% 3 .16%
Supplemental Data
Net assets, end of year (000) ..............................
$ 113,880  $ 118,653  $ 135,898  $ 176,041  $ 243,191
Portfolio turnover rate
(g)
..................................
35% 97% 70% 73% 94%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return would have been 6.99%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
26
2025
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
iShares ETF
Diversification
Classification
Core 30/70 Conservative Allocation
(a)
....................................................................................... Diversified
Core 40/60 Moderate Allocation
(b)
.......................................................................................... Diversified
Core 60/40 Balanced Allocation
(c)
.......................................................................................... Diversified
Core 80/20 Aggressive Allocation
(d)
......................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified
(a)
Formerly known as the iShares Core Conservative Allocation ETF.
(b)
Formerly known as the iShares Core Moderate Allocation ETF.
(c)
Formerly known as the iShares Core Growth Allocation ETF.
(d)
Formerly known as the iShares Core Aggressive Allocation ETF.

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
28
2025
iShares Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core 30/70 Conservative Allocation
J.P. Morgan Securities LLC ......................................... $ 3,032,369 $ (3,032,369) $ — $ —
$ 3,032,369 $ (3,032,369)
$ —
$ —
a
Core 40/60 Moderate Allocation
J.P. Morgan Securities LLC ......................................... 9,694,053 (9,694,053) — —
$ 9,694,053 $ (9,694,053)
$ —
$ —
a
Core 60/40 Balanced Allocation
J.P. Morgan Securities LLC ......................................... 14,688,524 (14,688,524) — —
$ 14,688,524 $ (14,688,524)
$ —
$ —
a
Morningstar Multi-Asset Income
BofA Securities, Inc. .............................................. 2,047,649 (2,047,649) — —
J.P. Morgan Securities LLC ......................................... 1,109,648 (1,109,648) — —
RBC Capital Markets LLC .......................................... 2,716,857 (2,716,857) — —
State Street Bank & Trust Co. ........................................ 8,423,443 (8,423,443) — —
$ 14,297,597 $ (14,297,597)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Core 30/70 Conservative Allocation, iShares Core 40/60 Moderate Allocation, iShares Core 60/40 Balanced Allocation and iShares Core 80/20
Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Core 30/70 Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core 40/60 Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core 60/40 Balanced Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core 80/20 Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core 30/70 Conservative Allocation ..................................................................................................................................... $ 345,527
Core 40/60 Moderate Allocation ......................................................................................................................................... 769,358
Core 60/40 Balanced Allocation ......................................................................................................................................... 1,105,755
Core 80/20 Aggressive Allocation ....................................................................................................................................... 959,663

Notes to Financial Statements
(continued)
30
2025
iShares Annual Financial Statements and Additional Information
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended July 31, 2025, iShares Morningstar Multi-Asset Income ETF received a reimbursement of $232,000 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Core 30/70 Conservative Allocation ........................................................................................ $ 5,570
Core 40/60 Moderate Allocation .......................................................................................... 11,065
Core 60/40 Balanced Allocation .......................................................................................... 23,420
Core 80/20 Aggressive Allocation ......................................................................................... 33,511
Morningstar Multi-Asset Income .......................................................................................... 43,450
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core 30/70 Conservative Allocation ....................................................
$ 232,292  $ 235,968  $ (8,084)
Core 40/60 Moderate Allocation ......................................................
462,308  1,564,424  (99,567)
Core 60/40 Balanced Allocation ......................................................
28,820  2,051,905  (141,348)
Core 80/20 Aggressive Allocation .....................................................
1,363,075  2,706,200  (220,958)
iShares ETF Purchases Sales
Core 30/70 Conservative Allocation ...................................................................... $ 18,801,237  $ 18,681,207
Core 40/60 Moderate Allocation ........................................................................ 72,487,845  71,693,404
Core 60/40 Balanced Allocation ........................................................................ 115,834,038  114,175,934
Core 80/20 Aggressive Allocation ....................................................................... 113,653,066  113,191,767
Morningstar Multi-Asset Income ........................................................................ 40,505,311  40,276,830
iShares ETF In-kind Purchases In-kind Sales
Core 30/70 Conservative Allocation ...................................................................... $ 340,195,927  $ 310,838,591
Core 40/60 Moderate Allocation ........................................................................ 272,656,374  201,799,725
Core 60/40 Balanced Allocation ........................................................................ 773,041,903  454,551,910
Core 80/20 Aggressive Allocation ....................................................................... 394,091,479  169,100,142
Morningstar Multi-Asset Income ........................................................................ 12,058,741  19,150,878

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended July 31, 2025, the iShares Morningstar Multi-Asset Income ETF utilized $825,194 of its capital loss carryforwards.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core 30/70 Conservative Allocation ........................................................................ $ 16,355,416 $ (16,355,416)
Core 40/60 Moderate Allocation .......................................................................... 22,968,824 (22,968,824)
Core 60/40 Balanced Allocation .......................................................................... 69,801,316 (69,801,316)
Core 80/20 Aggressive Allocation ......................................................................... 52,841,130 (52,841,130)
Morningstar Multi-Asset Income .......................................................................... 410,890 (410,890)
iShares ETF
Year Ended
07/31/25
Year Ended
07/31/24
Core 30/70 Conservative Allocation
Ordinary income ........................................................................................... $ 21,809,776 $ 20,351,701
Core 40/60 Moderate Allocation
Ordinary income ........................................................................................... $ 47,067,327 $ 41,086,223
Core 60/40 Balanced Allocation
Ordinary income ........................................................................................... $ 64,093,163 $ 53,941,543
Core 80/20 Aggressive Allocation
Ordinary income ........................................................................................... $ 52,063,134 $ 42,001,864
Morningstar Multi-Asset Income
Ordinary income ........................................................................................... $ 5,688,072 $ 7,307,160
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core 30/70 Conservative Allocation .................................
$ 121,675  $ (11,556,898) $ (33,249,221) $ (44,684,444)
Core 40/60 Moderate Allocation ...................................
245,474  (20,379,122) 48,675,072  28,541,424
Core 60/40 Balanced Allocation ...................................
428,270  (32,773,959) 231,498,547  199,152,858
Core 80/20 Aggressive Allocation ..................................
443,977  (25,101,376) 470,525,145  445,867,746
Morningstar Multi-Asset Income ...................................
225,894  (62,355,904) (1,671,183) (63,801,193)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core 30/70 Conservative Allocation .................................. $ 665,605,508  $ 27,843,160  $ (61,092,381) $ (33,249,221)
Core 40/60 Moderate Allocation .................................... 1,490,176,639  154,237,014  (105,561,942) 48,675,072
Core 60/40 Balanced Allocation .................................... 2,357,574,425  319,670,090  (88,171,543) 231,498,547
Core 80/20 Aggressive Allocation ................................... 1,960,245,903  501,818,802  (31,293,657) 470,525,145
Morningstar Multi-Asset Income .................................... 130,252,318  1,691,270  (3,362,453) (1,671,183)

Notes to Financial Statements
(continued)
32
2025
iShares Annual Financial Statements and Additional Information
instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
Core 30/70 Conservative Allocation
Shares sold ............................................... 9,000,000  $ 340,677,732  5,700,000  $ 200,923,151
Shares redeemed ........................................... (8,250,000) (311,219,591) (9,400,000) (335,168,191)
750,000  $ 29,458,141  (3,700,000) $ (134,245,040)
Core 40/60 Moderate Allocation
Shares sold ............................................... 6,200,000  $ 273,179,776  5,600,000  $ 226,846,376
Shares redeemed ........................................... (4,600,000) (202,059,416) (6,650,000) (275,023,964)
1,600,000  $ 71,120,360  (1,050,000) $ (48,177,588)
Core 60/40 Balanced Allocation
Shares sold ............................................... 13,250,000  $ 774,845,442  9,450,000  $ 486,691,231
Shares redeemed ........................................... (7,850,000) (455,136,846) (9,650,000) (508,514,962)
5,400,000  $ 319,708,596  (200,000) $ (21,823,731)
Core 80/20 Aggressive Allocation
Shares sold ............................................... 5,050,000  $ 394,825,839  4,500,000  $ 304,676,921
Shares redeemed ........................................... (2,150,000) (169,327,590) (2,950,000) (204,635,612)
2,900,000  $ 225,498,249  1,550,000  $ 100,041,309
Morningstar Multi-Asset Income
Shares sold ............................................... 600,000  $ 12,095,867  500,000  $ 9,734,333
Shares redeemed ........................................... (950,000) (19,197,524) (1,500,000) (29,364,258)
(350,000) $ (7,101,657) (1,000,000) $ (19,629,925)

Report of Independent Registered Public Accounting Firm
34
2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Core 30/70 Conservative Allocation ETF
iShares Core 40/60 Moderate Allocation ETF
iShares Core 60/40 Balanced Allocation ETF
iShares Core 80/20 Aggressive Allocation ETF
iShares Morningstar Multi-Asset Income ETF

Important Tax Information
(unaudited)
35
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025 :
iShares ETF
Qualified Dividend
Income
Core 30/70 Conservative Allocation ......................................................................................... $ 3,260,721
Core 40/60 Moderate Allocation ........................................................................................... 9,830,909
Core 60/40 Balanced Allocation ........................................................................................... 22,129,442
Core 80/20 Aggressive Allocation .......................................................................................... 27,312,400
Morningstar Multi-Asset Income ........................................................................................... 2,046,511
iShares ETF
Qualified Business
Income
Core 30/70 Conservative Allocation ......................................................................................... $ 87,219
Core 40/60 Moderate Allocation ........................................................................................... 263,202
Core 60/40 Balanced Allocation ........................................................................................... 589,805
Core 80/20 Aggressive Allocation .......................................................................................... 725,245
Morningstar Multi-Asset Income ........................................................................................... 240,012
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core 30/70 Conservative Allocation ........................................................................
$ 3,714,917 $ 177,286
Core 40/60 Moderate Allocation ..........................................................................
9,339,700 532,127
Core 60/40 Balanced Allocation ..........................................................................
17,703,578 1,206,165
Core 80/20 Aggressive Allocation .........................................................................
19,636,726 1,491,923
Morningstar Multi-Asset Income ..........................................................................
2,101,819 116,432
iShares ETF
Dividends-Received
Deduction
Core 30/70 Conservative Allocation ......................................................................................... 6 .93%
Core 40/60 Moderate Allocation ........................................................................................... 9 .58
Core 60/40 Balanced Allocation ........................................................................................... 16 .11
Core 80/20 Aggressive Allocation .......................................................................................... 24 .29
Morningstar Multi-Asset Income ........................................................................................... 10 .65
iShares ETF Interest Dividends
Core 30/70 Conservative Allocation ......................................................................................... $ 15,593,050
Core 40/60 Moderate Allocation ........................................................................................... 30,337,814
Core 60/40 Balanced Allocation ........................................................................................... 30,377,570
Core 80/20 Aggressive Allocation .......................................................................................... 14,164,081
Morningstar Multi-Asset Income ........................................................................................... 3,664,124
iShares ETF
Interest-Related
Dividends
Core 30/70 Conservative Allocation ......................................................................................... $ 11,801,056
Core 40/60 Moderate Allocation ........................................................................................... 23,134,161
Core 60/40 Balanced Allocation ........................................................................................... 23,068,779
Core 80/20 Aggressive Allocation .......................................................................................... 10,777,545
Morningstar Multi-Asset Income ........................................................................................... 2,677,591

Additional Information
36
2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
37
Board Review and Approval of Investment Advisory Contract
iShares Core 30/70 Conservative Allocation ETF, iShares Core 40/60 Moderate Allocation ETF, iShares Core 60/40 Balanced Allocation ETF, iShares Core 80/20
Aggressive Allocation ETF, iShares Morningstar Multi-Asset Income ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
38
2025
iShares Annual Financial Statements and Additional Information
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
( continued)
39
Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
40
2025
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares ESG Optimized MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX Exchange

Page

Important Tax Information
(unaudited)
................................................................................................. 25

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .1%
Northrop Grumman Corp. ................... 221 $ 127,431
RTX Corp. ............................. 320 50,422
177,853
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 398 45,898
Expeditors International of Washington, Inc. ....... 168 19,528
65,426
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 1,104 74,950
Keurig Dr Pepper, Inc. ..................... 443 14,464
PepsiCo, Inc. ........................... 568 78,339
167,753
a
Biotechnology  —  3 .9%
Amgen, Inc. ............................ 100 29,510
Gilead Sciences, Inc. ...................... 1,009 113,300
Incyte Corp.
(a) (b)
.......................... 321 24,040
Regeneron Pharmaceuticals, Inc. .............. 76 41,455
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 269 122,898
331,203
a
Broadline Retail  —  0 .6%
MercadoLibre, Inc.
(a)
....................... 20 47,478
a
Building Products  —  1 .2%
Trane Technologies PLC .................... 237 103,825
a
Capital Markets  —  3 .0%
Cboe Global Markets, Inc. ................... 355 85,569
CME Group, Inc. , Class A ................... 310 86,267
Intercontinental Exchange, Inc. ............... 29 5,360
S&P Global, Inc. ......................... 139 76,603
253,799
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 240 62,822
Linde PLC ............................. 91 41,884
104,706
a
Commercial Services & Supplies  —  2 .5%
Republic Services, Inc. ..................... 73 16,838
Veralto Corp. ............................ 717 75,163
Waste Connections, Inc. .................... 22 4,107
Waste Management, Inc. .................... 515 118,017
214,125
a
Communications Equipment  —  3 .4%
Cisco Systems, Inc. ....................... 2,074 141,198
F5, Inc.
(a) (b)
............................. 45 14,104
Motorola Solutions, Inc. .................... 311 136,523
291,825
a
Construction Materials  —  0 .5%
CRH PLC .............................. 441 42,093
a
Consumer Staples Distribution & Retail  —  1 .3%
Kroger Co. (The) ......................... 1,644 115,244
a
Containers & Packaging  —  0 .1%
Amcor PLC ............................. 775 7,246
a
Security Shares Value
a
Distributors  —  0 .2%
LKQ Corp. ............................. 694 $ 20,452
a
Diversified Telecommunication Services  —  2 .3%
AT&T, Inc. .............................. 2,940 80,586
Verizon Communications, Inc. ................ 2,661 113,784
194,370
a
Electric Utilities  —  1 .7%
Eversource Energy ....................... 568 37,545
Exelon Corp. ............................ 1,488 66,870
NextEra Energy, Inc. ...................... 565 40,149
144,564
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 44 7,212
Teledyne Technologies, Inc.
(a) (b)
............... 41 22,592
29,804
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 590 89,969
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 45 4,516
94,485
a
Financial Services  —  3 .2%
Berkshire Hathaway, Inc. , Class B
(a) (b)
........... 19 8,966
Fiserv, Inc.
(a) (b)
........................... 138 19,174
Jack Henry & Associates, Inc. ................ 67 11,378
Mastercard, Inc. , Class A .................... 226 128,022
Visa, Inc. , Class A ........................ 318 109,859
277,399
a
Food Products  —  3 .6%
General Mills, Inc. ........................ 1,855 90,858
Hormel Foods Corp. ....................... 1,024 28,764
Kellanova .............................. 935 74,641
Kraft Heinz Co. (The) ...................... 964 26,471
McCormick & Co., Inc. , NVS ................. 143 10,100
Mondelez International, Inc. , Class A ............ 603 39,008
The Campbell's Company ................... 657 20,972
Tyson Foods, Inc. , Class A .................. 317 16,579
307,393
a
Ground Transportation  —  0 .6%
Old Dominion Freight Line, Inc. ............... 26 3,880
Uber Technologies, Inc.
(a) (b)
.................. 532 46,683
50,563
a
Health Care Equipment & Supplies  —  0 .4%
Hologic, Inc.
(a)
........................... 573 38,288
a
Health Care Providers & Services  —  6 .3%
Cardinal Health, Inc. ....................... 290 45,014
Cencora, Inc. ........................... 449 128,450
Centene Corp.
(a)
......................... 441 11,497
Cigna Group (The) ........................ 118 31,551
Elevance Health, Inc. ...................... 267 75,582
Humana, Inc. ........................... 43 10,744
McKesson Corp. ......................... 183 126,918
Molina Healthcare, Inc.
(a) (b)
................... 14 2,210
Quest Diagnostics, Inc. ..................... 378 63,281
UnitedHealth Group, Inc. .................... 186 46,418
541,665
a
Health Care REITs  —  1 .4%
Welltower, Inc. ........................... 721 119,015
a

Schedule of Investments
(continued)
July 31, 2025
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .8%
Flutter Entertainment PLC
(a) (b)
................. 82 $ 24,785
McDonald's Corp. ........................ 307 92,122
Yum! Brands, Inc. ........................ 259 37,335
154,242
a
Household Products  —  3 .5%
Church & Dwight Co., Inc. ................... 559 52,418
Clorox Co. (The) ......................... 179 22,475
Colgate-Palmolive Co. ..................... 1,131 94,834
Kimberly-Clark Corp. ...................... 358 44,614
Procter & Gamble Co. (The) ................. 565 85,016
299,357
a
Industrial Conglomerates  —  0 .3%
Honeywell International, Inc. ................. 106 23,569
a
Insurance  —  5 .9%
American International Group, Inc. ............. 135 10,480
Aon PLC , Class A ........................ 14 4,980
Arch Capital Group Ltd. .................... 215 18,503
Arthur J Gallagher & Co. .................... 74 21,257
Chubb Ltd. ............................. 332 88,325
Marsh & McLennan Companies, Inc. ............ 555 110,556
Progressive Corp. (The)
(b)
................... 460 111,338
Travelers Companies, Inc. (The) ............... 480 124,915
Willis Towers Watson PLC ................... 48 15,159
505,513
a
IT Services  —  5 .0%
Accenture PLC , Class A .................... 329 87,876
Akamai Technologies, Inc.
(a) (b)
................. 298 22,740
Cognizant Technology Solutions Corp. , Class A ..... 339 24,327
Gartner, Inc.
(a)
........................... 173 58,587
GoDaddy, Inc. , Class A
(a)
.................... 397 64,147
International Business Machines Corp. .......... 493 124,803
VeriSign, Inc. ........................... 162 43,557
426,037
a
Machinery  —  0 .1%
Xylem, Inc. ............................. 65 9,400
a
Metals & Mining  —  0 .7%
Newmont Corp. .......................... 1,032 64,087
a
Multi-Utilities  —  3 .9%
CMS Energy Corp. ........................ 739 54,538
Consolidated Edison, Inc. ................... 1,220 126,270
Dominion Energy, Inc. ...................... 208 12,158
NiSource, Inc. ........................... 122 5,179
Public Service Enterprise Group, Inc. ........... 1,537 138,007
336,152
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 64 15,096
Chevron Corp. ........................... 982 148,911
Exxon Mobil Corp. ........................ 414 46,219
Kinder Morgan, Inc. ....................... 2,544 71,385
Phillips 66 .............................. 83 10,257
Targa Resources Corp. ..................... 179 29,787
321,655
a
Pharmaceuticals  —  3 .6%
Bristol-Myers Squibb Co. .................... 400 17,324
Eli Lilly & Co. ........................... 60 44,404
Johnson & Johnson ....................... 560 92,255
Merck & Co., Inc. ......................... 1,358 106,087
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 313 $ 45,632
305,702
a
Professional Services  —  2 .2%
Automatic Data Processing, Inc. ............... 407 125,967
Broadridge Financial Solutions, Inc. ............ 198 49,007
Leidos Holdings, Inc. ...................... 62 9,898
184,872
a
Semiconductors & Semiconductor Equipment  —  3 .4%
First Solar, Inc.
(a) (b)
........................ 155 27,083
NVIDIA Corp. ........................... 826 146,921
NXP Semiconductors N.V. ................... 121 25,866
Texas Instruments, Inc. ..................... 514 93,065
292,935
a
Software  —  13 .8%
Adobe, Inc.
(a)
............................ 164 58,661
Autodesk, Inc.
(a) (b)
......................... 84 25,461
Bentley Systems, Inc. , Class B ................ 120 6,958
Cadence Design Systems, Inc.
(a) (b)
............. 186 67,810
Dynatrace, Inc.
(a)
......................... 611 32,145
Fair Isaac Corp.
(a)
......................... 21 30,171
Gen Digital, Inc. .......................... 1,003 29,578
HubSpot, Inc.
(a)
.......................... 48 24,943
Intuit, Inc. .............................. 128 100,497
Microsoft Corp. .......................... 287 153,114
Nutanix, Inc. , Class A
(a) (b)
.................... 182 13,681
Oracle Corp. ............................ 175 44,410
Palo Alto Networks, Inc.
(a) (b)
.................. 100 17,360
PTC, Inc.
(a) (b)
............................ 362 77,761
Roper Technologies, Inc. .................... 227 124,941
Salesforce, Inc. .......................... 202 52,183
ServiceNow, Inc.
(a) (b)
....................... 124 116,947
Synopsys, Inc.
(a) (b)
........................ 148 93,754
Tyler Technologies, Inc.
(a) (b)
.................. 97 56,702
Workday, Inc. , Class A
(a) (b)
................... 260 59,639
1,186,716
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 354 73,770
Equinix, Inc. ............................ 42 32,977
106,747
a
Specialty Retail  —  3 .4%
AutoZone, Inc.
(a)
......................... 11 41,452
Home Depot, Inc. (The) .................... 268 98,493
Lowe's Companies, Inc. .................... 273 61,034
O'Reilly Automotive, Inc.
(a)
................... 47 4,621
TJX Companies, Inc. (The) .................. 464 57,782
Tractor Supply Co. ........................ 540 30,753
294,135
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Apple, Inc. ............................. 168 34,872
NetApp, Inc. ............................ 108 11,246
46,118
a
Textiles, Apparel & Luxury Goods  —  0 .0%
Deckers Outdoor Corp.
(a)
.................... 34 3,610
a
Trading Companies & Distributors  —  1 .4%
Ferguson Enterprises, Inc. ................... 33 7,370
WW Grainger, Inc. ........................ 111 115,389
122,759
a

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 58 $ 8,134
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc. ........................ 545 129,933
a
Total Long-Term Investments — 99.7%
(Cost: $ 8,174,670 ) .................................. 8,562,247
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  11 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 938,412 $ 938,787
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 15,032 15,032
a
Total Short-Term Securities — 11.1%
(Cost: $ 953,819 ) ................................... 953,819
Total Investments — 110.8%
(Cost: $ 9,128,489 ) .................................. 9,516,066
Liabilities in Excess of Other Assets — ( 10 .8 ) % .............. (927,677)
Net Assets — 100.0% ................................. $ 8,588,389
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 58,612 $ 880,194
(a)
$ — $ (18) $ (1) $ 938,787 938,412 $ 172
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 18,866 — (3,834)
(a)
— — 15,032 15,032 949 —
$ (18) $ (1)
$ 953,819
$ 1,121 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 2 09/19/25 $ 22 $ 268

Schedule of Investments
(continued)
July 31, 2025
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
6
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 268 $ — $ — $ — $ 268
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,873 $ — $ — $ — $ 3,873
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 268 $ — $ — $ — $ 268
Futures contracts
Average notional value of contracts — long ................................................................................... $ 17,648
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,562,247  $ —  $ —  $ 8,562,247
Short-Term Securities
Money Market Funds ...................................... 953,819  —  —  953,819
$ 9,516,066  $ —  $ —  $ 9,516,066
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 268  $ —  $ —  $ 268
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
General Dynamics Corp. .................... 44,526 $ 13,874,747
Lockheed Martin Corp. ..................... 360,726 151,858,431
Northrop Grumman Corp. ................... 363,798 209,769,565
RTX Corp. ............................. 168,804 26,598,446
402,101,189
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 118,480 13,663,114
a
Banks  —  0 .2%
First Citizens BancShares, Inc. , Class A
(a)
........ 18,184 36,272,716
a
Beverages  —  2 .7%
Coca-Cola Co. (The) ...................... 2,405,067 163,279,999
Keurig Dr Pepper, Inc. ..................... 4,398,998 143,627,285
Monster Beverage Corp.
(b)
................... 2,004,478 117,763,082
PepsiCo, Inc. ........................... 1,510,241 208,292,439
632,962,805
a
Biotechnology  —  4 .0%
AbbVie, Inc. ............................ 700,531 132,414,370
Amgen, Inc. ............................ 211,138 62,306,824
BioMarin Pharmaceutical, Inc.
(b)
............... 835,681 48,344,146
Gilead Sciences, Inc. ...................... 1,481,800 166,391,322
Incyte Corp.
(b)
........................... 1,477,709 110,665,627
Neurocrine Biosciences, Inc.
(b)
................ 633,717 81,261,531
Regeneron Pharmaceuticals, Inc. .............. 185,467 101,164,830
United Therapeutics Corp.
(b)
.................. 87,769 24,110,144
Vertex Pharmaceuticals, Inc.
(b)
................ 474,713 216,882,128
943,540,922
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(b)
....................... 129,596 30,339,719
MercadoLibre, Inc.
(b)
....................... 39,182 93,013,758
123,353,477
a
Capital Markets  —  2 .4%
Cboe Global Markets, Inc. ................... 944,484 227,658,423
CME Group, Inc. , Class A ................... 769,986 214,271,704
Intercontinental Exchange, Inc. ............... 417,380 77,144,346
Tradeweb Markets, Inc. , Class A ............... 339,640 47,057,122
566,131,595
a
Chemicals  —  0 .9%
Corteva, Inc. ............................ 849,436 61,269,819
Linde PLC ............................. 324,901 149,538,934
210,808,753
a
Commercial Services & Supplies  —  4 .8%
Republic Services, Inc. ..................... 1,423,340 328,293,371
Rollins, Inc. ............................. 1,711,396 98,011,649
Waste Connections, Inc.
(a)
................... 1,831,103 341,811,997
Waste Management, Inc. .................... 1,495,175 342,634,303
1,110,751,320
a
Communications Equipment  —  4 .3%
Arista Networks, Inc.
(b)
..................... 709,115 87,377,150
Cisco Systems, Inc. ....................... 5,659,917 385,327,149
F5, Inc.
(a) (b)
............................. 526,098 164,889,635
Motorola Solutions, Inc. .................... 848,731 372,575,935
1,010,169,869
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .4%
Kroger Co. (The) ......................... 2,438,340 $ 170,927,634
Walmart, Inc. ............................ 1,562,656 153,109,035
324,036,669
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America ................. 195,800 37,936,250
a
Diversified Telecommunication Services  —  2 .3%
AT&T, Inc. .............................. 8,204,810 224,893,842
Verizon Communications, Inc. ................ 7,513,306 321,268,965
546,162,807
a
Electric Utilities  —  4 .6%
Alliant Energy Corp. ....................... 370,968 24,116,630
American Electric Power Co., Inc. .............. 941,809 106,556,270
Duke Energy Corp. ....................... 3,059,853 372,200,519
NextEra Energy, Inc. ...................... 313,949 22,309,216
PG&E Corp. ............................ 3,127,852 43,852,485
PPL Corp. ............................. 339,812 12,127,890
Southern Co. (The) ....................... 3,951,911 373,376,551
Xcel Energy, Inc. ......................... 1,546,876 113,602,574
1,068,142,135
a
Electronic Equipment, Instruments & Components  —  2 .5%
Amphenol Corp. , Class A ................... 2,256,940 240,386,679
CDW Corp. ............................. 473,874 82,634,148
Corning, Inc. ............................ 678,686 42,920,103
TE Connectivity PLC ...................... 106,137 21,837,688
Teledyne Technologies, Inc.
(a) (b)
............... 350,409 193,082,367
580,860,985
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 991,970 151,265,505
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 903,031 90,619,161
Netflix, Inc.
(b)
............................ 20,045 23,240,173
265,124,839
a
Financial Services  —  3 .7%
Berkshire Hathaway, Inc. , Class B
(a) (b)
........... 705,566 332,942,484
Mastercard, Inc. , Class A .................... 538,652 305,130,198
Visa, Inc. , Class A ........................ 669,650 231,343,986
869,416,668
a
Food Products  —  3 .6%
General Mills, Inc. ........................ 2,442,529 119,635,071
Hershey Co. (The) ........................ 405,612 75,496,562
Hormel Foods Corp. ....................... 1,005,415 28,242,107
Kellanova .............................. 2,160,278 172,454,993
Kraft Heinz Co. (The) ...................... 2,857,516 78,467,389
Mondelez International, Inc. , Class A ............ 2,846,270 184,125,206
The Campbell's Company ................... 1,749,086 55,830,825
Tyson Foods, Inc. , Class A .................. 2,579,954 134,931,594
849,183,747
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 90,593 14,125,261
a
Ground Transportation  —  0 .4%
Uber Technologies, Inc.
(a) (b)
.................. 1,105,527 97,009,994
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ....................... 1,194,573 150,743,167
Becton Dickinson & Co. .................... 486,297 86,682,440
Boston Scientific Corp.
(b)
.................... 1,252,304 131,391,735
Hologic, Inc.
(b)
........................... 481,040 32,143,093

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Medtronic PLC .......................... 366,816 $ 33,101,476
434,061,911
a
Health Care Providers & Services  —  4 .8%
Cardinal Health, Inc. ....................... 95,075 14,757,541
Cencora, Inc. ........................... 1,164,406 333,113,268
Centene Corp.
(b)
......................... 310,286 8,089,156
Cigna Group (The) ........................ 149,983 40,102,455
Elevance Health, Inc. ...................... 641,409 181,570,060
HCA Healthcare, Inc. ...................... 92,828 32,860,184
McKesson Corp. ......................... 499,103 346,147,895
Molina Healthcare, Inc.
(b)
.................... 108,978 17,204,357
Quest Diagnostics, Inc. ..................... 154,135 25,803,740
UnitedHealth Group, Inc. .................... 509,521 127,156,061
1,126,804,717
a
Health Care REITs  —  0 .6%
Welltower, Inc. ........................... 856,769 141,426,859
a
Hotels, Restaurants & Leisure  —  2 .5%
DoorDash, Inc. , Class A
(b)
................... 188,776 47,241,194
McDonald's Corp. ........................ 999,665 299,969,477
Yum! Brands, Inc. ........................ 1,600,314 230,685,263
577,895,934
a
Household Durables  —  0 .1%
NVR, Inc.
(b)
............................. 1,665 12,569,901
a
Household Products  —  2 .8%
Church & Dwight Co., Inc. ................... 1,432,479 134,323,556
Colgate-Palmolive Co. ..................... 2,467,230 206,877,236
Kimberly-Clark Corp. ...................... 362,050 45,118,671
Procter & Gamble Co. (The) ................. 1,770,637 266,427,749
652,747,212
a
Insurance  —  8 .7%
Allstate Corp. (The) ....................... 874,860 177,815,295
Aon PLC , Class A ........................ 326,499 116,138,959
Arch Capital Group Ltd. .................... 1,659,483 142,815,107
Arthur J Gallagher & Co. .................... 718,340 206,343,165
Chubb Ltd. ............................. 1,208,187 321,426,070
Erie Indemnity Co. , Class A , NVS .............. 105,269 37,501,029
Hartford Insurance Group, Inc. (The) ............ 241,206 30,003,614
Loews Corp. ............................ 788,518 71,392,420
Marsh & McLennan Companies, Inc. ............ 1,172,912 233,644,070
Progressive Corp. (The) .................... 1,256,703 304,172,394
Travelers Companies, Inc. (The) ............... 843,197 219,433,587
W R Berkley Corp. ........................ 1,188,253 81,763,689
Willis Towers Watson PLC ................... 285,251 90,085,118
2,032,534,517
a
Interactive Media & Services  —  0 .3%
Alphabet, Inc. , Class C , NVS ................. 261,059 50,347,839
Meta Platforms, Inc. , Class A ................. 33,887 26,209,561
76,557,400
a
IT Services  —  5 .9%
Accenture PLC , Class A .................... 848,774 226,707,535
Akamai Technologies, Inc.
(b)
.................. 1,055,483 80,543,908
Cognizant Technology Solutions Corp. , Class A ..... 2,312,298 165,930,504
Gartner, Inc.
(b)
........................... 467,788 158,416,406
GoDaddy, Inc. , Class A
(b)
.................... 1,272,494 205,609,581
International Business Machines Corp. .......... 1,344,640 340,395,616
VeriSign, Inc. ........................... 783,125 210,558,819
1,388,162,369
a
Security Shares Value
a
Machinery  —  0 .1%
Otis Worldwide Corp. ...................... 153,899 $ 13,187,605
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 2,146,333 71,322,646
a
Metals & Mining  —  0 .2%
Newmont Corp. .......................... 711,258 44,169,122
a
Multi-Utilities  —  3 .0%
Ameren Corp. ........................... 615,363 62,231,660
CMS Energy Corp. ........................ 662,079 48,861,430
Consolidated Edison, Inc. ................... 2,846,788 294,642,558
Dominion Energy, Inc. ...................... 926,522 54,155,211
DTE Energy Co. ......................... 380,664 52,687,704
WEC Energy Group, Inc. .................... 1,827,447 199,337,919
711,916,482
a
Oil, Gas & Consumable Fuels  —  3 .6%
Chevron Corp. ........................... 494,560 74,995,078
Coterra Energy, Inc. ....................... 1,231,186 30,028,627
Diamondback Energy, Inc. ................... 216,765 32,224,285
EOG Resources, Inc. ...................... 295,406 35,454,628
Expand Energy Corp. ...................... 950,911 99,636,455
Exxon Mobil Corp. ........................ 3,420,211 381,832,356
Marathon Petroleum Corp. .................. 470,047 79,997,299
Phillips 66 .............................. 102,003 12,605,531
Targa Resources Corp. ..................... 186,706 31,069,745
Williams Companies, Inc. (The) ............... 1,213,012 72,720,069
850,564,073
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 1,754,509 75,987,785
Eli Lilly & Co. ........................... 210,387 155,701,107
Johnson & Johnson ....................... 1,911,267 314,862,125
Merck & Co., Inc. ......................... 3,612,032 282,171,940
Pfizer, Inc. ............................. 1,282,349 29,865,908
858,588,865
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 70,227 21,735,257
Booz Allen Hamilton Holding Corp. , Class A ....... 623,916 66,964,904
Broadridge Financial Solutions, Inc. ............ 53,691 13,289,059
Verisk Analytics, Inc. ....................... 348,548 97,143,813
199,133,033
a
Semiconductors & Semiconductor Equipment  —  2 .0%
Analog Devices, Inc. ....................... 252,833 56,793,877
First Solar, Inc.
(a) (b)
........................ 441,326 77,112,892
NVIDIA Corp. ........................... 1,197,648 213,025,650
Texas Instruments, Inc. ..................... 651,141 117,895,589
464,828,008
a
Software  —  11 .5%
Adobe, Inc.
(b)
............................ 292,138 104,494,841
Bentley Systems, Inc. , Class B ................ 1,482,400 85,949,552
Cadence Design Systems, Inc.
(b)
.............. 137,750 50,219,518
Datadog, Inc. , Class A
(b)
.................... 101,973 14,274,181
Dynatrace, Inc.
(b)
......................... 1,112,280 58,517,051
Fair Isaac Corp.
(b)
......................... 76,846 110,406,185
Fortinet, Inc.
(b)
........................... 1,215,880 121,466,412
Gen Digital, Inc. .......................... 2,412,211 71,136,102
HubSpot, Inc.
(b)
.......................... 83,460 43,369,989
Intuit, Inc. .............................. 242,474 190,373,612
Microsoft Corp. .......................... 783,440 417,965,240
Nutanix, Inc. , Class A
(b)
..................... 343,694 25,835,478
Oracle Corp. ............................ 430,038 109,130,743

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a) (b)
.................. 172,500 $ 29,946,000
PTC, Inc.
(a) (b)
............................ 1,061,982 228,124,353
Roper Technologies, Inc. .................... 620,799 341,687,770
Salesforce, Inc. .......................... 290,268 74,984,932
ServiceNow, Inc.
(b)
........................ 206,298 194,563,770
Synopsys, Inc.
(b)
......................... 228,555 144,782,736
Tyler Technologies, Inc.
(b)
................... 279,972 163,660,432
Workday, Inc. , Class A
(b)
.................... 387,271 88,832,222
Zoom Communications, Inc. , Class A
(b)
.......... 367,118 27,185,088
2,696,906,207
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(b)
......................... 73,596 277,337,695
Home Depot, Inc. (The) .................... 169,336 62,232,673
O'Reilly Automotive, Inc.
(b)
................... 1,969,445 193,635,832
TJX Companies, Inc. (The) .................. 1,728,560 215,257,577
748,463,777
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Apple, Inc. ............................. 710,640 147,507,545
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 82,426 11,559,422
a
Security Shares Value
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc. ........................ 1,477,030 $ 352,138,722
a
Total Long-Term Investments — 99.8%
(Cost: $ 21,280,336,703 ) .............................. 23,314,801,442
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 80,675,384 80,707,654
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 34,025,602 34,025,602
a
Total Short-Term Securities — 0.5%
(Cost: $ 114,726,100 ) ................................ 114,733,256
Total Investments — 100.3%
(Cost: $ 21,395,062,803 ) .............................. 23,429,534,698
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (59,869,103)
Net Assets — 100.0% ................................. $ 23,369,665,595
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 3,513,795 $ 77,241,834
(a)
$ — $ (50,214) $ 2,239 $ 80,707,654 80,675,384 $ 206,910
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 33,167,263 858,339
(a)
— — — 34,025,602 34,025,602 1,782,153 —
$ (50,214) $ 2,239
$ 114,733,256
$ 1,989,063 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 544 09/19/25 $ 19,687 $ (151,073)
E-Mini S&P 500 Index .................................................................. 98 09/19/25 31,234 180,295
$ 29,222

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Min Vol Factor ETF
10
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 180,295 $ — $ — $ — $ 180,295
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 151,073 $ — $ — $ — $ 151,073
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 6,595,685 $ — $ — $ — $ 6,595,685
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (582,131) $ — $ — $ — $ (582,131)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 45,648,431
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,314,801,442  $ —  $ —  $ 23,314,801,442
Short-Term Securities
Money Market Funds ...................................... 114,733,256  —  —  114,733,256
$ 23,429,534,698  $ —  $ —  $ 23,429,534,698
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 180,295  $ —  $ —  $ 180,295
Liabilities
Equity Contracts ........................................... (151,073) —  —  (151,073)
$ 29,222  $ —  $ —  $ 29,222
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2025
See notes to financial statements.
iShares
ESG Optimized
MSCI USA Min Vol
Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 8,562,247  $ 23,314,801,442
Investments, at value — affiliated
(c)
....................................................................... 953,819  114,733,256
Cash ........................................................................................... 462  74,485
Cash pledged:
Futures contracts ................................................................................. 3,000  3,650,000
Receivables:
Securities lending income — affiliated ................................................................... 104  18,714
Capital shares sold ................................................................................ —  60,176
Dividends — unaffiliated ............................................................................ 9,021  20,530,802
Dividends — affiliated .............................................................................. 61  147,777
Total assets ......................................................................................
9,528,714  23,454,016,652
LIABILITIES
Collateral on securities loaned .......................................................................... 938,787  80,768,409
Payables:
Capital shares redeemed ............................................................................ —  160,469
Investment advisory fees ............................................................................ 1,325  3,020,619
Variation margin on futures contracts .................................................................... 213  401,560
Total liabilities .....................................................................................
940,325  84,351,057
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 8,588,389  $ 23,369,665,595
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 8,503,070  $ 23,474,219,362
Accumulated earnings (loss) ........................................................................... 85,319  (104,553,767)
NET ASSETS .....................................................................................
$ 8,588,389  $ 23,369,665,595
NET ASSET VALUE
Shares outstanding ................................................................................. 300,000  252,300,000
Net asset value .................................................................................... $ 28.63  $ 92.63
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 912,278  $ 79,893,701
(b)
Investments, at cost — unaffiliated ..................................................................... $ 8,174,670  $ 21,280,336,703
(c)
Investments, at cost — affiliated ....................................................................... $ 953,819  $ 114,726,100

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2025
See notes to financial statements.
iShares
ESG Optimized
MSCI USA Min Vol
Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 175,108  $ 410,817,171
Dividends — affiliated .............................................................................. 949  1,782,153
Interest — unaffiliated .............................................................................. 12  179,265
Securities lending income — affiliated — net ............................................................... 172  206,910
Foreign taxes withheld ............................................................................. (88) (365,649)
Total investment income ..............................................................................
176,153  412,619,850
EXPENSES
Investment advisory ............................................................................... 18,113  35,845,072
Interest expense ................................................................................. —  42
Total expenses .................................................................................... 18,113  35,845,114
Net investment income ...............................................................................
158,040  376,774,736
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 180,447  617,140,556
Investments — affiliated ........................................................................... (18) (50,214)
Futures contracts ............................................................................... 3,873  6,595,685
In-kind redemptions — unaffiliated
(a)
................................................................... 487,194  1,912,800,189
671,496  2,536,486,216
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (34,501) (992,287,871)
Investments — affiliated ........................................................................... (1) 2,239
Futures contracts ............................................................................... 268  (582,131)
(34,234) (992,867,763)
Net realized and unrealized gain ........................................................................
637,262  1,543,618,453
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 795,302  $ 1,920,393,189
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Optimized MSCI USA Min Vol Factor
ETF
iShares
MSCI USA Min Vol Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 158,040  $ 189,887  $ 376,774,736  $ 480,727,167
Net realized gain ............................................. 671,496  1,089,178  2,536,486,216  3,020,565,317
Net change in unrealized appreciation (depreciation) ..................... (34,234) 209,143  (992,867,763) 687,966,772
Net increase in net assets resulting from operations ........................
795,302  1,488,208  1,920,393,189  4,189,259,256
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(164,711) (184,820) (385,815,019) (492,006,477)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(4,375,040) 2,565,027  (3,020,454,229) (7,647,964,938)
NET ASSETS
Total increase (decrease) in net assets ................................ (3,744,449) 3,868,415  (1,485,876,059) (3,950,712,159)
Beginning of year ...............................................
12,332,838  8,464,423  24,855,541,654  28,806,253,813
End of year ...................................................
$ 8,588,389  $ 12,332,838  $ 23,369,665,595  $ 24,855,541,654
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Optimized MSCI USA Min Vol Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period ......................................
$ 27.41  $ 24.18  $ 23.18  $ 25.11
Net investment income
(b)
.............................................. 0 .45  0 .46  0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
....................................
1 .23  3 .22  0 .98  ( 1 .98 )
Net increase (decrease) from investment operations .............................
1 .68  3 .68  1 .41  ( 1 .71 )
Distributions from net investment income
(d)
.................................... ( 0 .46 ) ( 0 .45 ) ( 0 .41 ) ( 0 .22 )
Net asset value, end of period ...........................................
$ 28.63  $ 27.41  $ 24.18  $ 23.18
Total Return
(e)
– – – –
Based on net asset value ...............................................
6 .16% 15.40% 6 .27% ( 6 .83 ) %
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .18% 0 .18% 0 .18% 0 .18%
(h)
Net investment income .................................................
1 .57% 1 .84% 1 .86% 1 .51%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 8,588  $ 12,333  $ 8,464  $ 4,636
Portfolio turnover rate
(i)
.................................................
24% 24% 21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 87.03  $ 75.33  $ 73.77  $ 76.19  $ 63.37
Net investment income
(a)
................................ 1 .44  1 .44  1 .25  1 .13  1 .08
Net realized and unrealized gain (loss)
(b)
......................
5 .64  11.74  1 .59  ( 2 .52 ) 12.84
Net increase (decrease) from investment operations ...............
7 .08  13.18  2 .84  ( 1 .39 ) 13.92
Distributions from net investment income
(c)
...................... ( 1 .48 ) ( 1 .48 ) ( 1 .28 ) ( 1 .03 ) ( 1 .10 )
Net asset value, end of year ..............................
$ 92.63  $ 87.03  $ 75.33  $ 73.77  $ 76.19
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .16% 17.73% 3 .97% ( 1 .85 ) % 22.23%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .58% 1 .84% 1 .72% 1 .50% 1 .59%
Supplemental Data
Net assets, end of year (000) ...............................
$ 23,369,666  $ 24,855,542  $ 28,806,254  $ 28,652,798  $ 28,470,987
Portfolio turnover rate
(f)
...................................
22% 25% 23% 20% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2025
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their
iShares ETF
Diversification
Classification
ESG Optimized MSCI USA Min Vol Factor
(a)
................................................................................... Diversified
*
MSCI USA Min Vol Factor ............................................................................................... Diversified
(a)
Formerly known as the iShares ESG MSCI USA Min Vol Factor ETF.
*
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
( continued)

Notes to Financial Statements
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Optimized MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... $ 155,817  $ (155,817) $ —  $ —
BofA Securities, Inc. .......................................... 79,110  (79,110) —  —
Citigroup Global Markets, Inc. .................................... 324,564  (324,564) —  —
HSBC Bank PLC ............................................ 24,610  (24,610) —  —
Jefferies LLC ............................................... 38,689  (38,689) —  —
RBC Capital Markets LLC ...................................... 96,816  (96,816) —  —
UBS AG .................................................. 8,494  (8,494) —  —
UBS Securities LLC .......................................... 17,186  (17,186) —  —
Wells Fargo Bank NA ......................................... 153,098  (153,098) —  —
Wells Fargo Securities LLC ..................................... 13,894  (13,894) —  —
$ 912,278  $ (912,278)
$ —
$ —
a
MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... 122,311  (122,311) —  —
BofA Securities, Inc. .......................................... 1,143,990  (1,143,990) —  —
Citigroup Global Markets, Inc. .................................... 41,301,979  (40,526,909) —  775,070
Morgan Stanley ............................................. 12,508,154  (12,508,154) —  —
National Financial Services LLC .................................. 2,557,379  (2,557,379) —  —
SG Americas Securities LLC .................................... 943,760  (943,760) —  —
Wells Fargo Bank NA ......................................... 21,316,128  (21,316,128) —  —
$ 79,893,701  $ (79,118,631)
$ —
$ 775,070
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
ESG Optimized MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  July 31, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
ESG Optimized MSCI USA Min Vol Factor ................................................................................... $ 73
MSCI USA Min Vol Factor .............................................................................................. 86,227
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor ..........................................................
$ 736,282,933  $ 997,037,617  $ 88,039,198
iShares ETF Purchases Sales
ESG Optimized MSCI USA Min Vol Factor ................................................................. $ 2,432,294  $ 2,395,239
MSCI USA Min Vol Factor ............................................................................ 5,315,447,651  5,232,838,032
iShares ETF In-kind Purchases In-kind Sales
ESG Optimized MSCI USA Min Vol Factor ................................................................. $ —  $ 4,356,618
MSCI USA Min Vol Factor ............................................................................ 5,589,456,117  8,605,655,325
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Optimized MSCI USA Min Vol Factor ................................................................... $ 486,493 $ (486,493)
MSCI USA Min Vol Factor .............................................................................. 1,907,646,969 (1,907,646,969)

Notes to Financial Statements
( continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF
Year Ended
07/31/25
Year Ended
07/31/24
ESG Optimized MSCI USA Min Vol Factor
Ordinary income ........................................................................................... $ 164,711 $ 184,820
MSCI USA Min Vol Factor
Ordinary income ........................................................................................... $ 385,815,019 $ 492,006,477
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Optimized MSCI USA Min Vol Factor .................................
$ 15,199 $ (308,917) $ 379,037 $ 85,319
MSCI USA Min Vol Factor ............................................
37,307,690 (2,144,841,922) 2,002,980,465 (104,553,767)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Utilized
ESG Optimized MSCI USA Min Vol Factor ................................................................................... $ 182,696
MSCI USA Min Vol Factor .............................................................................................. 627,953,506
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Optimized MSCI USA Min Vol Factor ............................. $ 9,137,029  $ 1,004,493  $ (625,456) $ 379,037
MSCI USA Min Vol Factor ........................................ 21,426,554,233  3,399,028,196  (1,396,047,731) 2,002,980,465

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Year Ended
07/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
ESG Optimized MSCI USA Min Vol Factor
Shares sold ............................................... —  $ —  800,000  $ 20,374,397
Shares redeemed ........................................... (150,000) (4,375,040) (700,000) (17,809,370)
(150,000) $ (4,375,040) 100,000  $ 2,565,027
MSCI USA Min Vol Factor
Shares sold ............................................... 61,700,000  $ 5,606,103,101  112,400,000  $ 8,513,720,233
Shares redeemed ........................................... (95,000,000) (8,626,557,330) (209,200,000) (16,161,685,171)
(33,300,000) $ (3,020,454,229) (96,800,000) $ (7,647,964,938)

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
24
2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Optimized MSCI USA Min Vol Factor ETF
iShares MSCI USA Min Vol Factor ETF

Important Tax Information
(unaudited)
25
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG Optimized MSCI USA Min Vol Factor .................................................................................... $ 168,856
MSCI USA Min Vol Factor ............................................................................................... 399,343,572
iShares ETF
Qualified Business
Income
ESG Optimized MSCI USA Min Vol Factor .................................................................................... $ 3,382
MSCI USA Min Vol Factor ............................................................................................... 569,506
iShares ETF
Dividends-Received
Deduction
ESG Optimized MSCI USA Min Vol Factor .................................................................................... 100 .00%
MSCI USA Min Vol Factor ............................................................................................... 100 .00

Additional Information
26
2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
27
Board Review and Approval of Investment Advisory Contract
iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
28
2025
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
29
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
30
2025
iShares Annual Financial Statements and Additional Information
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
( continued)
31
Board Review and Approval of Investment Advisory Contract
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
32
2025
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX Exchange
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX Exchange
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX Exchange

Page
2

Important Tax Information
(unaudited)
................................................................................................. 40

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  5 .7%
Axon Enterprise, Inc.
(a) (b)
.................... 108,400 $ 81,895,116
General Electric Co. ....................... 1,332,768 361,286,750
HEICO Corp. ........................... 56,550 18,480,540
HEICO Corp. , Class A ...................... 93,366 24,096,831
Howmet Aerospace, Inc. .................... 968,459 174,099,874
RTX Corp. ............................. 1,478,533 232,972,445
TransDigm Group, Inc. ..................... 64,520 103,777,839
996,609,395
a
Automobiles  —  3 .8%
Tesla, Inc.
(a)
............................. 2,190,319 675,209,638
a
Banks  —  6 .2%
JPMorgan Chase & Co. .................... 2,838,935 841,006,105
Wells Fargo & Co. ........................ 3,165,880 255,264,904
1,096,271,009
a
Beverages  —  1 .4%
Coca-Cola Co. (The) ...................... 3,537,010 240,127,609
a
Biotechnology  —  1 .5%
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 199,136 78,109,105
Gilead Sciences, Inc. ...................... 1,623,069 182,254,418
Natera, Inc.
(a)
........................... 56,847 7,598,170
267,961,693
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 116,135 10,655,386
MercadoLibre, Inc.
(a)
....................... 31,936 75,812,551
86,467,937
a
Building Products  —  0 .7%
Trane Technologies PLC .................... 270,967 118,705,223
a
Capital Markets  —  6 .3%
Bank of New York Mellon Corp. (The) ........... 1,365,733 138,553,613
CME Group, Inc. , Class A ................... 430,205 119,717,447
Goldman Sachs Group, Inc. (The) ............. 377,466 273,130,623
Interactive Brokers Group, Inc. , Class A .......... 162,924 10,681,297
Intercontinental Exchange, Inc. ............... 568,637 105,101,177
LPL Financial Holdings, Inc. .................. 23,588 9,334,479
Moody's Corp. ........................... 173,510 89,484,312
Morgan Stanley .......................... 1,430,452 203,782,192
Nasdaq, Inc. ............................ 601,102 57,838,035
Robinhood Markets, Inc. , Class A
(a)
............. 946,576 97,544,657
Tradeweb Markets, Inc. , Class A ............... 59,183 8,199,805
1,113,367,637
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 413,829 92,097,644
Copart, Inc.
(a)
........................... 293,656 13,311,427
Republic Services, Inc. ..................... 219,089 50,532,878
Rollins, Inc. ............................. 141,772 8,119,282
Waste Connections, Inc. .................... 81,593 15,230,965
179,292,196
a
Communications Equipment  —  0 .8%
F5, Inc.
(a)
.............................. 103,811 32,536,443
Motorola Solutions, Inc. .................... 262,112 115,061,926
147,598,369
a
Consumer Staples Distribution & Retail  —  7 .1%
Albertsons Companies, Inc. , Class A ............ 423,482 8,139,324
Costco Wholesale Corp. .................... 493,671 463,873,018
Kroger Co. (The) ......................... 411,875 28,872,438
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 7,684,589 $ 752,936,030
1,253,820,810
a
Diversified Telecommunication Services  —  1 .7%
AT&T, Inc. .............................. 10,604,245 290,662,355
a
Electric Utilities  —  1 .3%
Alliant Energy Corp. ....................... 271,307 17,637,668
American Electric Power Co., Inc. .............. 184,456 20,869,352
Entergy Corp. ........................... 1,015,469 91,828,862
Evergy, Inc. ............................. 125,005 8,850,354
Exelon Corp. ............................ 366,796 16,483,812
NRG Energy, Inc. ......................... 346,042 57,858,222
PPL Corp. ............................. 244,635 8,731,023
222,259,293
a
Electrical Equipment  —  2 .7%
GE Vernova, Inc. ......................... 729,153 481,452,434
a
Electronic Equipment, Instruments & Components  —  1 .4%
Amphenol Corp. , Class A ................... 1,462,729 155,795,266
Corning, Inc. ............................ 1,540,817 97,441,267
253,236,533
a
Entertainment  —  4 .9%
Live Nation Entertainment, Inc.
(a) (b)
............. 58,675 8,666,297
Netflix, Inc.
(a)
............................ 671,397 778,417,682
ROBLOX Corp. , Class A
(a)
................... 194,283 26,770,255
Take-Two Interactive Software, Inc.
(a) (b)
.......... 176,149 39,233,667
853,087,901
a
Financial Services  —  8 .3%
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,573,492 742,499,405
Equitable Holdings, Inc. .................... 91,173 4,681,734
Toast, Inc. , Class A
(a)
...................... 191,160 9,336,254
Visa, Inc. , Class A ........................ 2,050,980 708,552,061
1,465,069,454
a
Food Products  —  0 .3%
Kellanova .............................. 561,123 44,794,449
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 50,186 7,825,001
a
Health Care Equipment & Supplies  —  3 .7%
Abbott Laboratories ....................... 1,559,026 196,733,491
Boston Scientific Corp.
(a)
.................... 2,358,223 247,424,757
Intuitive Surgical, Inc.
(a) (b)
.................... 436,607 210,047,262
654,205,510
a
Health Care Providers & Services  —  1 .0%
Cardinal Health, Inc. ....................... 137,142 21,287,181
Cencora, Inc. ........................... 133,184 38,101,279
McKesson Corp. ......................... 161,083 111,717,504
Quest Diagnostics, Inc. ..................... 49,706 8,321,281
179,427,245
a
Health Care REITs  —  1 .2%
Ventas, Inc. ............................ 764,973 51,390,886
Welltower, Inc. ........................... 980,472 161,846,513
213,237,399
a
Hotels, Restaurants & Leisure  —  2 .3%
Booking Holdings, Inc. ..................... 37,370 205,686,722
Darden Restaurants, Inc. ................... 42,636 8,598,402
DoorDash, Inc. , Class A
(a)
................... 189,384 47,393,346
Flutter Entertainment PLC
(a)
.................. 34,217 10,342,431

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd. ................ 424,484 $ 134,930,729
406,951,630
a
Household Durables  —  0 .4%
Garmin Ltd. ............................. 335,640 73,424,606
a
Independent Power and Renewable Electricity Producers  —  1 .0%
Vistra Corp. ............................ 799,106 166,645,565
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 862,735 128,737,317
a
Insurance  —  2 .0%
Aflac, Inc. .............................. 675,309 67,098,702
Arthur J Gallagher & Co. .................... 206,615 59,350,159
Brown & Brown, Inc. ....................... 374,792 34,244,745
Hartford Insurance Group, Inc. (The) ............ 63,852 7,942,550
Markel Group, Inc.
(a) (b)
...................... 4,601 9,240,142
Progressive Corp. (The) .................... 685,699 165,966,586
W R Berkley Corp. ........................ 118,866 8,179,170
352,022,054
a
Interactive Media & Services  —  5 .6%
Meta Platforms, Inc. , Class A ................. 1,256,038 971,470,031
Reddit, Inc. , Class A
(a) (b)
..................... 79,709 12,800,468
984,270,499
a
IT Services  —  2 .0%
GoDaddy, Inc. , Class A
(a) (b)
................... 315,435 50,967,988
International Business Machines Corp. .......... 1,102,548 279,110,026
Okta, Inc. , Class A
(a) (b)
...................... 69,479 6,795,046
Twilio, Inc. , Class A
(a)
...................... 72,046 9,293,934
VeriSign, Inc. ........................... 46,063 12,384,959
358,551,953
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a)
......... 20,876 5,623,159
Fox Corp. , Class A , NVS .................... 352,642 19,663,318
Fox Corp. , Class B ........................ 227,868 11,653,170
36,939,647
a
Multi-Utilities  —  0 .4%
Ameren Corp. ........................... 84,815 8,577,341
CenterPoint Energy, Inc. .................... 230,647 8,953,717
DTE Energy Co. ......................... 59,544 8,241,485
NiSource, Inc. ........................... 660,105 28,021,457
WEC Energy Group, Inc. .................... 73,590 8,027,197
61,821,197
a
Oil, Gas & Consumable Fuels  —  2 .2%
Cheniere Energy, Inc. ...................... 124,039 29,258,319
EQT Corp. ............................. 150,671 8,098,566
Kinder Morgan, Inc. ....................... 3,375,846 94,726,239
Targa Resources Corp. ..................... 456,754 76,008,433
Texas Pacific Land Corp. .................... 44,828 43,399,332
Williams Companies, Inc. (The) ............... 2,111,734 126,598,453
378,089,342
a
Pharmaceuticals  —  0 .1%
Royalty Pharma PLC , Class A ................ 254,385 9,361,368
a
Professional Services  —  0 .1%
Broadridge Financial Solutions, Inc. ............ 40,711 10,076,380
Verisk Analytics, Inc. ....................... 35,876 9,999,000
20,075,380
a
Security Shares Value
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a) (b)
................ 601,492 $ 93,676,364
a
Residential REITs  —  0 .1%
Mid-America Apartment Communities, Inc. ........ 111,723 15,912,707
a
Semiconductors & Semiconductor Equipment  —  6 .0%
Broadcom, Inc. .......................... 3,610,362 1,060,363,319
a
Software  —  7 .6%
AppLovin Corp. , Class A
(a)
................... 571,264 223,192,845
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 214,716 97,603,452
Fair Isaac Corp.
(a) (b)
....................... 38,227 54,921,496
Fortinet, Inc.
(a)
........................... 503,659 50,315,534
MicroStrategy, Inc. , Class A
(a) (b)
................ 520,365 209,113,879
Palantir Technologies, Inc. , Class A
(a)
........... 4,466,752 707,310,179
1,342,457,385
a
Specialty Retail  —  2 .3%
AutoZone, Inc.
(a)
......................... 11,576 43,622,767
Carvana Co. , Class A
(a)
..................... 324,300 126,532,131
O'Reilly Automotive, Inc.
(a)
................... 830,521 81,656,825
TJX Companies, Inc. (The) .................. 1,182,120 147,209,404
Williams-Sonoma, Inc. ..................... 49,105 9,185,090
408,206,217
a
Tobacco  —  3 .5%
Altria Group, Inc. ......................... 1,899,950 117,682,903
Philip Morris International, Inc. ................ 2,991,389 490,737,365
608,420,268
a
Wireless Telecommunication Services  —  1 .2%
T-Mobile U.S., Inc. ........................ 846,754 201,874,621
a
Total Long-Term Investments — 99.8%
(Cost: $ 14,912,452,306 ) .............................. 17,548,490,529
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 93,486,255 93,523,650
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 20,165,528 20,165,528
a
Total Short-Term Securities — 0.7%
(Cost: $ 113,686,567 ) ................................ 113,689,178
Total Investments — 100.5%
(Cost: $ 15,026,138,873 ) .............................. 17,662,179,707
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (85,913,008)
Net Assets — 100.0% ................................. $ 17,576,266,699
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2025
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 102,738,839  $ —  $ (9,206,666)
(a)
$ (5,078) $ (3,445) $ 93,523,650  93,486,255  $ 339,170
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 29,569,896  —  (9,404,368)
(a)
—  —  20,165,528  20,165,528  1,191,673  —
BlackRock, Inc.
(c)
... —  248,021,203  (238,253,254) (9,767,949) —  —  —  1,800,548  —
$ (9,773,027) $ (3,445)
$ 113,689,178
$ 3,331,391  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 73 09/19/25 $ 23,266 $ 764,268
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 764,268 $ — $ — $ — $ 764,268
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,132,571 $ — $ — $ — $ 3,132,571
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 512,645 $ — $ — $ — $ 512,645

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Momentum Factor ETF
6
2025
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 28,595,272
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,548,490,529  $ —  $ —  $ 17,548,490,529
Short-Term Securities
Money Market Funds ...................................... 113,689,178  —  —  113,689,178
$ 17,662,179,707  $ —  $ —  $ 17,662,179,707
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 764,268  $ —  $ —  $ 764,268
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Lockheed Martin Corp. ..................... 793,696 $ 334,130,142
a
Air Freight & Logistics  —  0 .1%
Expeditors International of Washington, Inc. ....... 507,986 59,048,293
a
Beverages  —  1 .8%
Brown-Forman Corp. , Class B , NVS ............ 284,365 8,203,930
Coca-Cola Co. (The) ...................... 7,162,302 486,248,683
Monster Beverage Corp.
(a)
................... 1,720,330 101,069,388
PepsiCo, Inc. ........................... 2,721,898 375,404,172
970,926,173
a
Biotechnology  —  0 .6%
United Therapeutics Corp.
(a) (b)
................ 100,381 27,574,661
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 575,035 262,716,240
290,290,901
a
Building Products  —  0 .9%
Lennox International, Inc. ................... 213,648 130,111,632
Trane Technologies PLC .................... 794,057 347,860,491
477,972,123
a
Capital Markets  —  3 .1%
Ameriprise Financial, Inc. ................... 399,500 207,016,905
BlackRock, Inc.
(c)
......................... 430,947 476,631,691
Cboe Global Markets, Inc. ................... 326,182 78,622,909
CME Group, Inc. , Class A ................... 1,107,992 308,332,014
FactSet Research Systems, Inc. ............... 119,389 48,101,828
Moody's Corp. ........................... 553,940 285,683,476
Raymond James Financial, Inc. ............... 560,370 93,654,638
T Rowe Price Group, Inc. ................... 738,590 74,929,956
Tradeweb Markets, Inc. , Class A ............... 334,710 46,374,071
1,619,347,488
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 402,822 115,964,398
Ecolab, Inc. ............................ 479,841 125,603,180
Linde PLC ............................. 1,021,482 470,147,305
PPG Industries, Inc. ....................... 456,965 48,209,808
RPM International, Inc. ..................... 249,683 29,315,281
Sherwin-Williams Co. (The) .................. 555,398 183,770,090
973,010,062
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 1,478,774 329,101,154
Rollins, Inc. ............................. 1,128,405 64,623,754
Veralto Corp. ............................ 785,720 82,367,028
476,091,936
a
Communications Equipment  —  1 .7%
Arista Networks, Inc.
(a) (b)
.................... 4,666,777 575,040,262
Motorola Solutions, Inc. .................... 687,237 301,683,298
876,723,560
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc.
(b)
...................... 186,890 117,271,606
a
Consumer Staples Distribution & Retail  —  1 .8%
Costco Wholesale Corp. .................... 1,020,852 959,233,373
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 159,452 26,751,262
Packaging Corp. of America ................. 173,887 33,690,606
60,441,868
a
Security Shares Value
a
Distributors  —  0 .2%
Pool Corp. ............................. 360,142 $ 110,974,156
a
Energy Equipment & Services  —  1 .1%
Halliburton Co. .......................... 7,524,368 168,545,843
Schlumberger N.V. ........................ 12,227,894 413,302,817
581,848,660
a
Entertainment  —  2 .7%
Electronic Arts, Inc. ....................... 495,341 75,534,549
Netflix, Inc.
(a)
............................ 1,146,202 1,328,906,599
1,404,441,148
a
Financial Services  —  8 .5%
Jack Henry & Associates, Inc. ................ 248,599 42,215,839
Mastercard, Inc. , Class A .................... 3,676,027 2,082,359,015
PayPal Holdings, Inc.
(a) (b)
.................... 2,724,673 187,348,515
Visa, Inc. , Class A ........................ 6,252,840 2,160,168,635
4,472,092,004
a
Food Products  —  0 .1%
Hershey Co. (The) ........................ 349,258 65,007,392
a
Gas Utilities  —  0 .5%
Atmos Energy Corp. ....................... 1,605,542 250,336,109
a
Ground Transportation  —  0 .2%
Old Dominion Freight Line, Inc. ............... 707,666 105,619,150
a
Health Care Equipment & Supplies  —  0 .6%
Edwards Lifesciences Corp.
(a) (b)
............... 1,251,275 99,238,620
IDEXX Laboratories, Inc.
(a) (b)
................. 279,658 149,424,066
ResMed, Inc. ........................... 343,110 93,305,334
341,968,020
a
Health Care Providers & Services  —  1 .0%
Molina Healthcare, Inc.
(a)
.................... 119,987 18,942,348
UnitedHealth Group, Inc. .................... 2,141,081 534,328,174
553,270,522
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 320,299 91,028,976
a
Hotels, Restaurants & Leisure  —  1 .2%
Chipotle Mexican Grill, Inc.
(a)
................. 14,461,676 620,116,667
a
Household Durables  —  2 .3%
DR Horton, Inc. .......................... 2,575,733 367,917,702
Garmin Ltd. ............................. 1,568,045 343,025,524
NVR, Inc.
(a) (b)
............................ 36,635 276,575,566
PulteGroup, Inc. ......................... 2,182,944 246,498,037
1,234,016,829
a
Household Products  —  1 .4%
Procter & Gamble Co. (The) ................. 4,961,775 746,598,284
a
Industrial Conglomerates  —  0 .6%
3M Co. ................................ 2,253,792 336,310,842
a
Insurance  —  1 .7%
Aflac, Inc. .............................. 1,644,090 163,356,782
American Financial Group, Inc. ............... 197,883 24,715,587
Arch Capital Group Ltd. .................... 1,031,108 88,737,154
Erie Indemnity Co. , Class A , NVS .............. 98,570 35,114,577
Hartford Insurance Group, Inc. (The) ............ 846,830 105,337,184
Marsh & McLennan Companies, Inc. ............ 1,267,440 252,474,048
Travelers Companies, Inc. (The) ............... 643,973 167,587,534

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
W R Berkley Corp.
(b)
....................... 871,220 $ 59,948,648
897,271,514
a
Interactive Media & Services  —  7 .5%
Alphabet, Inc. , Class A ..................... 5,495,153 1,054,519,861
Alphabet, Inc. , Class C , NVS ................. 4,660,744 898,871,088
Meta Platforms, Inc. , Class A ................. 2,623,780 2,029,336,403
3,982,727,352
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 2,615,450 698,586,695
Gartner, Inc.
(a)
........................... 422,791 143,178,172
841,764,867
a
Life Sciences Tools & Services  —  0 .3%
Agilent Technologies, Inc. ................... 578,770 66,448,584
Waters Corp.
(a) (b)
......................... 143,633 41,475,465
West Pharmaceutical Services, Inc. ............ 149,465 35,760,996
143,685,045
a
Machinery  —  2 .1%
Caterpillar, Inc. .......................... 1,516,905 664,434,728
Graco, Inc. ............................. 543,081 45,607,943
Illinois Tool Works, Inc. ..................... 1,606,658 411,256,248
1,121,298,919
a
Media  —  0 .1%
Omnicom Group, Inc. ...................... 384,210 27,682,330
a
Multi-Utilities  —  1 .3%
Consolidated Edison, Inc. ................... 2,788,440 288,603,540
Sempra ............................... 5,168,956 422,200,326
710,803,866
a
Oil, Gas & Consumable Fuels  —  1 .7%
Devon Energy Corp. ....................... 5,166,948 171,646,012
Diamondback Energy, Inc. ................... 1,611,091 239,504,788
Expand Energy Corp. ...................... 2,066,495 216,527,346
Texas Pacific Land Corp.
(b)
.................. 267,043 258,532,340
886,210,486
a
Pharmaceuticals  —  6 .5%
Eli Lilly & Co. ........................... 2,438,764 1,804,856,074
Johnson & Johnson ....................... 5,591,812 921,195,109
Merck & Co., Inc. ......................... 6,865,383 536,323,720
Zoetis, Inc. , Class A ....................... 1,245,470 181,577,071
3,443,951,974
a
Professional Services  —  2 .2%
Automatic Data Processing, Inc. ............... 2,820,523 872,951,868
Paychex, Inc. ........................... 1,590,546 229,563,504
Paycom Software, Inc. ..................... 219,768 50,885,083
1,153,400,455
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 930,151 144,861,717
CoStar Group, Inc.
(a) (b)
...................... 1,491,007 141,928,956
286,790,673
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 488,945 91,080,675
Equity Residential ........................ 1,107,082 69,967,582
161,048,257
a
Retail REITs  —  0 .3%
Simon Property Group, Inc. .................. 997,158 163,324,509
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  12 .9%
Applied Materials, Inc. ..................... 3,419,116 $ 615,646,027
KLA Corp. .............................. 808,320 710,537,530
Lam Research Corp. ...................... 6,158,922 584,112,162
Monolithic Power Systems, Inc. ............... 235,213 167,292,894
NVIDIA Corp. ........................... 23,208,316 4,128,063,167
QUALCOMM, Inc. ........................ 4,171,923 612,271,420
6,817,923,200
a
Software  —  11 .4%
Adobe, Inc.
(a) (b)
........................... 2,476,617 885,861,135
AppLovin Corp. , Class A
(a) (b)
.................. 883,339 345,120,547
Autodesk, Inc.
(a) (b)
......................... 864,097 261,916,442
Cadence Design Systems, Inc.
(a) (b)
............. 960,121 350,031,313
Fortinet, Inc.
(a) (b)
.......................... 5,239,164 523,392,483
Microsoft Corp. .......................... 6,806,930 3,631,497,155
5,997,819,075
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 1,728,502 360,202,532
Public Storage ........................... 634,605 172,574,483
532,777,015
a
Specialty Retail  —  4 .1%
Best Buy Co., Inc. ........................ 2,123,736 138,170,264
TJX Companies, Inc. (The) .................. 9,725,611 1,211,130,338
Tractor Supply Co. ........................ 4,795,385 273,097,175
Ulta Beauty, Inc.
(a) (b)
....................... 456,179 234,936,747
Williams-Sonoma, Inc. ..................... 1,610,618 301,266,097
2,158,600,621
a
Technology Hardware, Storage & Peripherals  —  6 .2%
Apple, Inc. ............................. 15,076,525 3,129,434,294
NetApp, Inc. ............................ 1,191,175 124,037,053
3,253,471,347
a
Textiles, Apparel & Luxury Goods  —  2 .5%
Deckers Outdoor Corp.
(a)
.................... 1,888,649 200,517,864
Lululemon Athletica, Inc.
(a) (b)
.................. 1,393,901 279,518,968
NIKE, Inc. , Class B ....................... 11,226,121 838,478,977
1,318,515,809
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 4,769,409 220,012,837
WW Grainger, Inc. ........................ 224,334 233,204,166
453,217,003
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 1,509,828 211,738,279
Essential Utilities, Inc. ...................... 2,016,549 74,209,003
285,947,282
Total Long-Term Investments — 99.8%
(Cost: $ 42,823,407,397 ) .............................. 52,766,347,883

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 242,436,095 $ 242,533,069
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 70,056,275 70,056,275
a
Total Short-Term Securities — 0.6%
(Cost: $ 312,573,809 ) ................................ 312,589,344
Total Investments — 100.4%
(Cost: $ 43,135,981,206 ) .............................. 53,078,937,227
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (222,289,628)
Net Assets — 100.0% ................................. $ 52,856,647,599
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 63,556,751 $ 179,043,222
(a)
$ — $ (73,473) $ 6,569 $ 242,533,069 242,436,095 $ 377,540
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 70,928,644 — (872,369)
(a)
— — 70,056,275 70,056,275 3,480,049 —
BlackRock, Inc. ... 409,291,316 118,108,037 (155,902,803) 24,169,444 80,965,697 476,631,691 430,947 9,480,361 —
$ 24,095,971 $ 80,972,266
$ 789,221,035
$ 13,337,950 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 268 09/19/25 $ 85,415 $ 4,020,666

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Quality Factor ETF
10
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,020,666 $ — $ — $ — $ 4,020,666
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 4,090,908 $ — $ — $ — $ 4,090,908
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 3,436,624 $ — $ — $ — $ 3,436,624
Futures contracts
Average notional value of contracts — long ................................................................................... $ 74,213,388
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 52,766,347,883  $ —  $ —  $ 52,766,347,883
Short-Term Securities
Money Market Funds ...................................... 312,589,344  —  —  312,589,344
$ 53,078,937,227  $ —  $ —  $ 53,078,937,227
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,020,666  $ —  $ —  $ 4,020,666
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
Axon Enterprise, Inc.
(a)
..................... 858 $ 648,210
Boeing Co. (The)
(a)
........................ 2,946 653,541
General Dynamics Corp. .................... 2,253 702,057
General Electric Co. ....................... 2,558 693,423
HEICO Corp. ........................... 993 324,512
HEICO Corp. , Class A ...................... 1,718 443,399
Howmet Aerospace, Inc. .................... 3,818 686,362
L3Harris Technologies, Inc. .................. 2,791 767,022
Lockheed Martin Corp. ..................... 1,305 549,379
Northrop Grumman Corp. ................... 1,328 765,738
RTX Corp. ............................. 4,454 701,817
Textron, Inc. ............................ 8,921 693,786
TransDigm Group, Inc. ..................... 443 712,548
8,341,794
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 6,777 781,523
Expeditors International of Washington, Inc. ....... 5,776 671,402
FedEx Corp. ............................ 2,879 643,428
United Parcel Service, Inc. , Class B ............ 6,424 553,492
2,649,845
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 9,954 683,243
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 59,984 664,023
General Motors Co. ....................... 12,734 679,232
Rivian Automotive, Inc. , Class A
(a) (b)
............. 39,418 507,310
Tesla, Inc.
(a)
............................. 1,650 508,645
2,359,210
a
Banks  —  2 .7%
Bank of America Corp. ..................... 13,344 630,771
Citigroup, Inc. ........................... 8,064 755,597
Citizens Financial Group, Inc. ................ 16,371 781,224
Fifth Third Bancorp ....................... 17,092 710,514
First Citizens BancShares, Inc. , Class A .......... 346 690,187
Huntington Bancshares, Inc. ................. 41,998 690,027
JPMorgan Chase & Co. .................... 2,193 649,654
KeyCorp ............................... 40,756 730,348
M&T Bank Corp. ......................... 3,549 669,696
PNC Financial Services Group, Inc. (The) ........ 3,614 687,636
Regions Financial Corp. .................... 30,912 783,001
Truist Financial Corp. ...................... 15,663 684,630
U.S. Bancorp ........................... 14,474 650,751
Wells Fargo & Co. ........................ 7,946 640,686
9,754,722
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 18,967 547,198
Coca-Cola Co. (The) ...................... 8,328 565,388
Constellation Brands, Inc. , Class A ............. 3,433 573,448
Keurig Dr Pepper, Inc. ..................... 18,968 619,305
Molson Coors Beverage Co. , Class B ........... 11,952 582,302
Monster Beverage Corp.
(a)
................... 10,044 590,085
PepsiCo, Inc. ........................... 4,622 637,466
4,115,192
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 3,223 609,211
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,221 871,165
Amgen, Inc. ............................ 2,222 655,712
Biogen, Inc.
(a)
........................... 5,088 651,264
Security Shares Value
a
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.
(a)
............... 11,326 $ 655,209
Gilead Sciences, Inc. ...................... 5,641 633,428
Incyte Corp.
(a)
........................... 10,410 779,605
Natera, Inc.
(a)
........................... 4,299 574,604
Neurocrine Biosciences, Inc.
(a)
................ 5,516 707,317
Regeneron Pharmaceuticals, Inc. .............. 1,026 559,642
United Therapeutics Corp.
(a)
.................. 2,175 597,473
Vertex Pharmaceuticals, Inc.
(a)
................ 1,381 630,938
7,925,568
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 2,711 634,672
eBay, Inc. .............................. 8,996 825,383
MercadoLibre, Inc.
(a)
....................... 239 567,360
2,027,415
a
Building Products  —  1 .7%
Allegion PLC ............................ 4,713 781,981
Builders FirstSource, Inc.
(a)
.................. 5,908 751,084
Carlisle Companies, Inc. .................... 1,651 585,626
Carrier Global Corp. ....................... 8,453 580,045
Johnson Controls International PLC ............ 6,483 680,715
Lennox International, Inc. ................... 1,106 673,554
Masco Corp. ............................ 10,223 696,493
Owens Corning .......................... 4,797 668,845
Trane Technologies PLC .................... 1,447 633,902
6,052,245
a
Capital Markets  —  5 .4%
Ameriprise Financial, Inc. ................... 1,215 629,601
Ares Management Corp. , Class A .............. 3,910 725,422
Bank of New York Mellon Corp. (The) ........... 7,174 727,802
BlackRock, Inc.
(c)
......................... 609 673,560
Blackstone, Inc. .......................... 4,291 742,171
Carlyle Group, Inc. (The) .................... 14,326 869,015
Cboe Global Markets, Inc. ................... 2,909 701,185
Charles Schwab Corp. (The) ................. 6,845 668,962
CME Group, Inc. , Class A ................... 2,235 621,956
Coinbase Global, Inc. , Class A
(a)
............... 2,413 911,535
FactSet Research Systems, Inc. ............... 1,418 571,312
Goldman Sachs Group, Inc. (The) ............. 1,023 740,233
Interactive Brokers Group, Inc. , Class A .......... 12,561 823,499
Intercontinental Exchange, Inc. ............... 3,520 650,602
KKR & Co., Inc. .......................... 4,975 729,236
LPL Financial Holdings, Inc. .................. 1,699 672,345
Moody's Corp. ........................... 1,286 663,229
Morgan Stanley .......................... 4,765 678,822
MSCI, Inc. ............................. 1,128 633,214
Nasdaq, Inc. ............................ 7,859 756,193
Northern Trust Corp. ....................... 6,226 809,380
Raymond James Financial, Inc. ............... 4,303 719,160
Robinhood Markets, Inc. , Class A
(a)
............. 9,793 1,009,169
S&P Global, Inc. ......................... 1,166 642,583
State Street Corp. ........................ 6,699 748,613
T Rowe Price Group, Inc. ................... 6,811 690,976
Tradeweb Markets, Inc. , Class A ............... 4,440 615,162
19,424,937
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 2,298 661,548
CF Industries Holdings, Inc. .................. 7,677 712,656
Corteva, Inc. ............................ 9,255 667,563
Dow, Inc. .............................. 22,304 519,460
DuPont de Nemours, Inc. ................... 9,525 684,848
Ecolab, Inc. ............................ 2,417 632,674

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals (continued)
International Flavors & Fragrances, Inc. .......... 8,538 $ 606,454
Linde PLC ............................. 1,324 609,384
LyondellBasell Industries N.V. , Class A .......... 11,443 662,893
PPG Industries, Inc. ....................... 5,781 609,895
RPM International, Inc. ..................... 5,875 689,784
Sherwin-Williams Co. (The) .................. 1,735 574,077
7,631,236
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 2,796 622,250
Copart, Inc.
(a)
........................... 10,326 468,078
Republic Services, Inc. ..................... 2,497 575,933
Rollins, Inc. ............................. 11,467 656,715
Veralto Corp. ............................ 6,433 674,371
Waste Connections, Inc.
(b)
................... 3,248 606,304
Waste Management, Inc. .................... 2,666 610,941
4,214,592
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 6,468 796,987
Cisco Systems, Inc. ....................... 9,436 642,403
F5, Inc.
(a)
.............................. 2,341 733,716
Motorola Solutions, Inc. .................... 1,487 652,763
2,825,869
a
Construction & Engineering  —  0 .7%
AECOM ............................... 6,181 696,846
EMCOR Group, Inc. ....................... 1,405 881,623
Quanta Services, Inc. ...................... 1,851 751,747
2,330,216
a
Construction Materials  —  0 .5%
CRH PLC .............................. 6,510 621,379
Martin Marietta Materials, Inc. ................ 1,152 662,262
Vulcan Materials Co. ...................... 2,363 649,045
1,932,686
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 2,045 612,089
Capital One Financial Corp. .................. 3,141 675,315
Synchrony Financial ....................... 11,137 775,915
2,063,319
a
Consumer Staples Distribution & Retail  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 30,795 591,880
Costco Wholesale Corp. .................... 564 529,957
Dollar General Corp. ...................... 6,481 679,857
Dollar Tree, Inc.
(a)
......................... 7,347 834,252
Kroger Co. (The) ......................... 9,261 649,196
Sysco Corp. ............................ 8,774 698,410
Target Corp. ............................ 6,562 659,481
Walmart, Inc. ............................ 5,868 574,947
5,217,980
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 71,203 665,748
Avery Dennison Corp. ...................... 3,658 613,703
Ball Corp. .............................. 12,414 710,826
Crown Holdings, Inc. ...................... 6,868 682,404
International Paper Co. ..................... 13,105 612,528
Packaging Corp. of America ................. 3,454 669,212
Smurfit WestRock PLC ..................... 14,229 631,483
4,585,904
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 5,205 670,820
LKQ Corp. ............................. 16,374 482,542
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 2,165 $ 667,123
1,820,485
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 11,043 708,519
a
Diversified Telecommunication Services  —  0 .3%
AT&T, Inc. .............................. 21,916 600,717
Verizon Communications, Inc. ................ 13,806 590,345
1,191,062
a
Electric Utilities  —  2 .9%
Alliant Energy Corp. ....................... 10,595 688,781
American Electric Power Co., Inc. .............. 6,156 696,490
Constellation Energy Corp. .................. 2,133 741,943
Duke Energy Corp. ....................... 5,317 646,760
Edison International ....................... 11,335 590,780
Entergy Corp. ........................... 7,698 696,130
Evergy, Inc. ............................. 9,942 703,894
Eversource Energy ....................... 10,042 663,776
Exelon Corp. ............................ 14,470 650,282
FirstEnergy Corp. ........................ 15,385 657,093
NextEra Energy, Inc. ...................... 8,202 582,834
NRG Energy, Inc. ......................... 4,074 681,173
PG&E Corp. ............................ 36,476 511,393
PPL Corp. ............................. 18,914 675,041
Southern Co. (The) ....................... 6,850 647,188
Xcel Energy, Inc. ......................... 8,904 653,910
10,487,468
a
Electrical Equipment  —  1 .5%
AMETEK, Inc. ........................... 3,574 660,654
Eaton Corp. PLC ......................... 1,882 724,043
Emerson Electric Co. ...................... 5,367 780,952
GE Vernova, Inc. ......................... 1,370 904,597
Hubbell, Inc. ............................ 1,700 743,716
Rockwell Automation, Inc. ................... 2,102 739,295
Vertiv Holdings Co. , Class A ................. 6,047 880,443
5,433,700
a
Electronic Equipment, Instruments & Components  —  1 .9%
Amphenol Corp. , Class A ................... 7,178 764,529
CDW Corp. ............................. 3,491 608,760
Corning, Inc. ............................ 13,486 852,855
Jabil, Inc. .............................. 3,975 887,101
Keysight Technologies, Inc.
(a)
................. 4,033 661,049
TE Connectivity PLC ...................... 3,927 807,980
Teledyne Technologies, Inc.
(a)
................. 1,336 736,163
Trimble, Inc.
(a)
........................... 9,252 776,150
Zebra Technologies Corp. , Class A
(a)
............ 2,257 765,168
6,859,755
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 17,443 785,807
Halliburton Co. .......................... 32,794 734,585
Schlumberger N.V. ........................ 18,767 634,325
2,154,717
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 4,260 649,607
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 6,827 685,090
Live Nation Entertainment, Inc.
(a) (b)
............. 4,447 656,822
Netflix, Inc.
(a)
............................ 490 568,106
ROBLOX Corp. , Class A
(a)
................... 7,797 1,074,349
Take-Two Interactive Software, Inc.
(a)
............ 2,706 602,707

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2025
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Walt Disney Co. (The) ..................... 5,373 $ 639,978
Warner Bros Discovery, Inc. , Series A
(a)
.......... 71,446 940,944
5,817,603
a
Financial Services  —  2 .3%
Apollo Global Management, Inc. ............... 4,711 684,603
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,121 528,977
Block, Inc. , Class A
(a)
...................... 11,324 874,892
Corpay, Inc.
(a)
........................... 1,932 624,133
Equitable Holdings, Inc. .................... 12,111 621,900
Fidelity National Information Services, Inc. ........ 8,015 636,471
Fiserv, Inc.
(a)
............................ 3,769 523,665
Global Payments, Inc. ..................... 8,354 667,902
Jack Henry & Associates, Inc. ................ 3,641 618,296
Mastercard, Inc. , Class A .................... 1,009 571,568
PayPal Holdings, Inc.
(a)
..................... 8,707 598,693
Toast, Inc. , Class A
(a) (b)
..................... 14,853 725,421
Visa, Inc. , Class A ........................ 1,580 545,843
8,222,364
a
Food Products  —  2 .3%
Archer-Daniels-Midland Co. .................. 13,130 711,383
Bunge Global SA ......................... 8,464 675,089
Conagra Brands, Inc. ...................... 29,440 537,574
General Mills, Inc. ........................ 11,918 583,744
Hershey Co. (The) ........................ 4,196 781,002
Hormel Foods Corp. ....................... 22,185 623,177
J M Smucker Co. (The) ..................... 5,916 635,023
Kellanova .............................. 7,906 631,136
Kraft Heinz Co. (The) ...................... 23,333 640,724
McCormick & Co., Inc. , NVS ................. 8,939 631,362
Mondelez International, Inc. , Class A ............ 9,506 614,943
The Campbell's Company ................... 19,082 609,097
Tyson Foods, Inc. , Class A .................. 11,677 610,707
8,284,961
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,141 645,665
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 20,296 721,320
JB Hunt Transport Services, Inc. .............. 4,631 667,096
Norfolk Southern Corp. ..................... 2,610 725,580
Old Dominion Freight Line, Inc. ............... 3,811 568,792
Uber Technologies, Inc.
(a)
................... 6,599 579,062
U-Haul Holding Co. , Series N , NVS ............. 11,969 622,388
Union Pacific Corp. ....................... 2,686 596,211
4,480,449
a
Health Care Equipment & Supplies  —  3 .2%
Abbott Laboratories ....................... 4,444 560,788
Align Technology, Inc.
(a)
..................... 3,709 478,498
Baxter International, Inc. .................... 21,253 462,465
Becton Dickinson & Co. .................... 3,626 646,334
Boston Scientific Corp.
(a)
.................... 5,729 601,087
Cooper Companies, Inc. (The)
(a)
............... 8,226 581,496
Dexcom, Inc.
(a)
.......................... 7,432 600,283
Edwards Lifesciences Corp.
(a)
................ 8,229 652,642
GE HealthCare Technologies, Inc. ............. 9,056 645,874
Hologic, Inc.
(a)
........................... 11,988 801,038
IDEXX Laboratories, Inc.
(a)
................... 1,242 663,613
Insulet Corp.
(a)
........................... 2,017 581,703
Intuitive Surgical, Inc.
(a)
..................... 1,085 521,983
Medtronic PLC .......................... 7,200 649,728
ResMed, Inc. ........................... 2,603 707,860
Solventum Corp.
(a)
........................ 9,028 644,238
Security Shares Value
a
Health Care Equipment & Supplies (continued)
STERIS PLC ............................ 2,618 $ 592,951
Stryker Corp. ........................... 1,567 615,408
Zimmer Biomet Holdings, Inc. ................ 6,971 638,892
11,646,881
a
Health Care Providers & Services  —  2 .3%
Cardinal Health, Inc. ....................... 4,187 649,906
Cencora, Inc. ........................... 2,168 620,221
Centene Corp.
(a)
......................... 10,616 276,759
Cigna Group (The) ........................ 1,942 519,252
CVS Health Corp. ........................ 9,840 611,064
DaVita, Inc.
(a)
............................ 4,668 655,247
Elevance Health, Inc. ...................... 1,507 426,602
HCA Healthcare, Inc. ...................... 1,610 569,924
Humana, Inc. ........................... 2,564 640,667
Labcorp Holdings, Inc. ..................... 2,636 685,571
McKesson Corp. ......................... 871 604,073
Molina Healthcare, Inc.
(a)
.................... 2,051 323,791
Quest Diagnostics, Inc. ..................... 3,722 623,100
UnitedHealth Group, Inc. .................... 1,855 462,934
Universal Health Services, Inc. , Class B ......... 3,450 574,253
8,243,364
a
Health Care REITs  —  0 .8%
Alexandria Real Estate Equities, Inc. ............ 9,400 718,442
Healthpeak Properties, Inc. .................. 38,732 656,120
Ventas, Inc. ............................ 10,073 676,704
Welltower, Inc. ........................... 4,107 677,943
2,729,209
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 2,682 762,224
a
Hotels, Restaurants & Leisure  —  3 .5%
Airbnb, Inc. , Class A
(a)
...................... 4,737 627,226
Booking Holdings, Inc. ..................... 114 627,463
Carnival Corp.
(a)
.......................... 28,682 853,863
Chipotle Mexican Grill, Inc.
(a)
................. 12,222 524,079
Darden Restaurants, Inc. ................... 3,185 642,319
Domino's Pizza, Inc. ....................... 1,352 626,260
DoorDash, Inc. , Class A
(a)
................... 3,054 764,264
DraftKings, Inc. , Class A
(a)
................... 18,482 832,429
Expedia Group, Inc. ....................... 4,077 734,757
Flutter Entertainment PLC
(a) (b)
................. 2,606 787,690
Hilton Worldwide Holdings, Inc. ............... 2,496 669,128
Hyatt Hotels Corp. , Class A .................. 5,117 721,343
Las Vegas Sands Corp. .................... 15,918 834,103
Marriott International, Inc. , Class A ............. 2,355 621,320
McDonald's Corp. ........................ 1,887 566,232
Royal Caribbean Cruises Ltd. ................ 2,530 804,211
Starbucks Corp. .......................... 7,261 647,391
Yum! Brands, Inc. ........................ 4,313 621,719
12,505,797
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 5,251 750,053
Garmin Ltd. ............................. 3,178 695,219
Lennar Corp. , Class A ...................... 5,982 671,061
NVR, Inc.
(a)
............................. 92 694,553
PulteGroup, Inc. ......................... 6,584 743,465
3,554,351
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 6,832 640,637
Clorox Co. (The) ......................... 4,937 619,890
Colgate-Palmolive Co. ..................... 6,824 572,192

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
14
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 4,516 $ 562,784
Procter & Gamble Co. (The) ................. 3,556 535,071
2,930,574
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 4,057 846,047
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 4,059 605,684
Honeywell International, Inc. ................. 2,728 606,571
1,212,255
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,702 608,860
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 6,288 624,776
Allstate Corp. (The) ....................... 3,060 621,945
American Financial Group, Inc. ............... 5,455 681,329
American International Group, Inc. ............. 7,772 603,340
Aon PLC , Class A ........................ 1,731 615,734
Arch Capital Group Ltd. .................... 6,897 593,556
Arthur J Gallagher & Co. .................... 1,833 526,529
Brown & Brown, Inc. ....................... 5,804 530,311
Chubb Ltd. ............................. 2,115 562,675
Cincinnati Financial Corp. ................... 4,399 648,896
Erie Indemnity Co. , Class A , NVS .............. 1,798 640,519
Everest Group Ltd. ........................ 1,932 648,766
Fidelity National Financial, Inc. ................ 11,855 668,978
Hartford Insurance Group, Inc. (The) ............ 5,143 639,738
Loews Corp. ............................ 7,573 685,659
Markel Group, Inc.
(a)
....................... 349 700,893
Marsh & McLennan Companies, Inc. ............ 2,674 532,661
MetLife, Inc. ............................ 8,281 628,942
Principal Financial Group, Inc. ................ 8,631 671,751
Progressive Corp. (The) .................... 2,128 515,061
Prudential Financial, Inc. .................... 6,077 629,456
Travelers Companies, Inc. (The) ............... 2,315 602,456
W R Berkley Corp. ........................ 8,916 613,510
Willis Towers Watson PLC ................... 2,074 654,990
14,842,471
a
Interactive Media & Services  —  1 .1%
Alphabet, Inc. , Class A ..................... 1,925 369,408
Alphabet, Inc. , Class C , NVS ................. 1,547 298,354
Meta Platforms, Inc. , Class A ................. 877 678,307
Pinterest, Inc. , Class A
(a)
.................... 20,479 790,489
Reddit, Inc. , Class A
(a) (b)
..................... 6,288 1,009,790
Snap, Inc. , Class A , NVS
(a) (b)
................. 78,854 743,593
3,889,941
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 1,886 503,751
Akamai Technologies, Inc.
(a) (b)
................. 8,792 670,918
Cloudflare, Inc. , Class A
(a)
................... 4,053 841,727
Cognizant Technology Solutions Corp. , Class A ..... 7,953 570,707
Gartner, Inc.
(a)
........................... 1,453 492,058
GoDaddy, Inc. , Class A
(a)
.................... 3,482 562,622
International Business Machines Corp. .......... 2,248 569,081
MongoDB, Inc. , Class A
(a)
................... 3,554 845,461
Okta, Inc. , Class A
(a)
....................... 5,284 516,775
Snowflake, Inc. , Class A
(a)
................... 3,468 775,098
Twilio, Inc. , Class A
(a)
...................... 5,677 732,333
VeriSign, Inc. ........................... 2,340 629,156
7,709,687
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 5,722 $ 656,943
Avantor, Inc.
(a)
........................... 50,995 685,373
Danaher Corp. .......................... 3,104 611,985
Illumina, Inc.
(a)
........................... 8,048 826,610
IQVIA Holdings, Inc.
(a)
...................... 4,548 845,291
Mettler-Toledo International, Inc.
(a)
............. 555 684,693
Revvity, Inc. ............................ 7,257 637,890
Thermo Fisher Scientific, Inc. ................. 1,477 690,763
Waters Corp.
(a)
.......................... 1,832 529,008
West Pharmaceutical Services, Inc. ............ 3,113 744,816
6,913,372
a
Machinery  —  3 .2%
Caterpillar, Inc. .......................... 1,743 763,469
CNH Industrial N.V. ....................... 49,376 639,913
Cummins, Inc. ........................... 1,933 710,610
Deere & Co. ............................ 1,166 611,415
Dover Corp. ............................ 3,583 649,025
Fortive Corp. ............................ 9,142 438,176
Graco, Inc. ............................. 7,739 649,921
IDEX Corp. ............................. 3,573 584,221
Illinois Tool Works, Inc. ..................... 2,520 645,044
Ingersoll Rand, Inc. ....................... 7,821 661,891
Nordson Corp. ........................... 3,360 719,746
Otis Worldwide Corp. ...................... 6,593 564,954
PACCAR, Inc. ........................... 6,644 656,162
Parker-Hannifin Corp. ...................... 918 671,884
Pentair PLC ............................ 6,706 685,353
Snap-on, Inc. ........................... 2,041 655,549
Westinghouse Air Brake Technologies Corp. ....... 3,184 611,487
Xylem, Inc. ............................. 5,121 740,599
11,659,419
a
Media  —  1 .0%
Charter Communications, Inc. , Class A
(a)
......... 1,501 404,309
Comcast Corp. , Class A .................... 17,297 574,779
Fox Corp. , Class A , NVS .................... 7,274 405,598
Fox Corp. , Class B ........................ 4,960 253,655
News Corp. , Class A , NVS .................. 23,662 693,770
Omnicom Group, Inc. ...................... 8,871 639,156
Trade Desk, Inc. (The) , Class A
(a)
.............. 8,387 729,333
3,700,600
a
Metals & Mining  —  1 .0%
Freeport-McMoRan, Inc. .................... 16,571 666,817
Newmont Corp. .......................... 12,162 755,260
Nucor Corp. ............................ 5,693 814,498
Reliance, Inc. ........................... 2,211 641,477
Steel Dynamics, Inc. ....................... 4,918 627,340
3,505,392
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 34,464 700,653
a
Multi-Utilities  —  1 .9%
Ameren Corp. ........................... 6,661 673,627
CenterPoint Energy, Inc. .................... 17,529 680,476
CMS Energy Corp. ........................ 9,216 680,141
Consolidated Edison, Inc. ................... 6,126 634,041
Dominion Energy, Inc. ...................... 11,019 644,060
DTE Energy Co. ......................... 4,734 655,233
NiSource, Inc. ........................... 16,852 715,367
Public Service Enterprise Group, Inc. ........... 8,130 729,993
Sempra ............................... 8,148 665,528

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Multi-Utilities (continued)
WEC Energy Group, Inc. .................... 6,033 $ 658,080
6,736,546
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 10,073 659,076
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 2,751 648,906
Chevron Corp. ........................... 9,367 1,420,412
ConocoPhillips .......................... 6,883 656,225
Coterra Energy, Inc. ....................... 26,707 651,384
Devon Energy Corp. ....................... 20,635 685,495
Diamondback Energy, Inc. ................... 4,649 691,120
EOG Resources, Inc. ...................... 5,614 673,792
EQT Corp. ............................. 11,555 621,081
Expand Energy Corp. ...................... 5,699 597,141
Exxon Mobil Corp. ........................ 5,573 622,170
Kinder Morgan, Inc. ....................... 22,668 636,064
Marathon Petroleum Corp. .................. 3,963 674,463
Occidental Petroleum Corp. .................. 15,369 675,314
ONEOK, Inc. ............................ 7,632 626,663
Phillips 66 .............................. 5,288 653,491
Targa Resources Corp. ..................... 3,994 664,642
Texas Pacific Land Corp. .................... 474 458,894
Valero Energy Corp. ....................... 4,872 668,974
Williams Companies, Inc. (The) ............... 10,728 643,144
12,969,375
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 13,003 691,890
United Airlines Holdings, Inc.
(a)
................ 8,590 758,583
1,450,473
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 10,002 933,587
Kenvue, Inc. ............................ 26,560 569,446
1,503,033
a
Pharmaceuticals  —  1 .2%
Bristol-Myers Squibb Co. .................... 12,987 562,467
Eli Lilly & Co. ........................... 770 569,854
Johnson & Johnson ....................... 3,908 643,804
Merck & Co., Inc. ......................... 7,779 607,696
Pfizer, Inc. ............................. 26,324 613,086
Royalty Pharma PLC , Class A ................ 20,374 749,763
Zoetis, Inc. , Class A ....................... 3,842 560,125
4,306,795
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 1,910 591,145
Booz Allen Hamilton Holding Corp. , Class A ....... 5,147 552,427
Broadridge Financial Solutions, Inc. ............ 2,701 668,525
Equifax, Inc. ............................ 2,341 562,378
Jacobs Solutions, Inc. ...................... 5,229 741,838
Leidos Holdings, Inc. ...................... 4,127 658,876
Paychex, Inc. ........................... 4,042 583,382
Paycom Software, Inc. ..................... 2,583 598,068
SS&C Technologies Holdings, Inc. ............. 8,285 708,202
TransUnion ............................. 7,380 702,502
Verisk Analytics, Inc. ....................... 2,049 571,077
6,938,420
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a)
................. 5,047 786,020
CoStar Group, Inc.
(a)
....................... 8,549 813,779
Security Shares Value
a
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C , NVS
(a)
............. 9,974 $ 793,432
2,393,231
a
Residential REITs  —  1 .7%
American Homes 4 Rent , Class A .............. 17,396 603,467
AvalonBay Communities, Inc. ................ 3,132 583,429
Camden Property Trust ..................... 5,707 623,204
Equity LifeStyle Properties, Inc. ............... 10,379 621,910
Equity Residential ........................ 9,198 581,314
Essex Property Trust, Inc. ................... 2,317 602,837
Invitation Homes, Inc. ...................... 19,248 589,951
Mid-America Apartment Communities, Inc. ........ 4,144 590,230
Sun Communities, Inc. ..................... 5,392 668,770
UDR, Inc. .............................. 16,075 631,587
6,096,699
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 31,565 670,125
Realty Income Corp. ....................... 11,350 637,075
Regency Centers Corp. .................... 9,243 659,950
Simon Property Group, Inc. .................. 3,921 642,221
2,609,371
a
Semiconductors & Semiconductor Equipment  —  3 .8%
Advanced Micro Devices, Inc.
(a)
............... 5,358 944,669
Analog Devices, Inc. ....................... 2,756 619,080
Applied Materials, Inc. ..................... 3,718 669,463
Broadcom, Inc. .......................... 2,451 719,859
Entegris, Inc. ............................ 8,910 699,078
First Solar, Inc.
(a)
......................... 3,991 697,347
Intel Corp. ............................. 29,282 579,784
KLA Corp. .............................. 784 689,159
Lam Research Corp. ...................... 7,377 699,635
Marvell Technology, Inc.
(b)
................... 10,367 833,196
Microchip Technology, Inc. ................... 10,679 721,794
Micron Technology, Inc. ..................... 6,336 691,511
Monolithic Power Systems, Inc. ............... 926 658,608
NVIDIA Corp. ........................... 4,078 725,354
NXP Semiconductors N.V. ................... 3,027 647,082
ON Semiconductor Corp.
(a)
.................. 15,063 848,951
QUALCOMM, Inc. ........................ 3,954 580,289
Teradyne, Inc. ........................... 8,284 889,950
Texas Instruments, Inc. ..................... 3,220 583,013
13,497,822
a
Software  —  5 .7%
Adobe, Inc.
(a)
............................ 1,455 520,439
AppLovin Corp. , Class A
(a)
................... 1,700 664,190
Atlassian Corp. , Class A
(a)
................... 2,956 566,902
Autodesk, Inc.
(a)
.......................... 2,147 650,777
Bentley Systems, Inc. , Class B ................ 13,976 810,328
Cadence Design Systems, Inc.
(a)
.............. 1,950 710,912
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,404 638,216
Datadog, Inc. , Class A
(a)
.................... 5,537 775,069
DocuSign, Inc.
(a)
......................... 7,422 561,400
Dynatrace, Inc.
(a)
......................... 12,612 663,517
Fair Isaac Corp.
(a)
......................... 315 452,567
Fortinet, Inc.
(a)
........................... 5,976 597,002
Gen Digital, Inc. .......................... 23,556 694,666
HubSpot, Inc.
(a)
.......................... 1,010 524,847
Intuit, Inc. .............................. 904 709,758
Microsoft Corp. .......................... 1,189 634,332
MicroStrategy, Inc. , Class A
(a) (b)
................ 1,488 597,968
Nutanix, Inc. , Class A
(a) (b)
.................... 8,138 611,733
Oracle Corp. ............................ 3,666 930,321

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Palantir Technologies, Inc. , Class A
(a)
........... 4,747 $ 751,687
Palo Alto Networks, Inc.
(a) (b)
.................. 3,160 548,576
PTC, Inc.
(a)
............................. 3,818 820,145
Roper Technologies, Inc. .................... 1,104 607,642
Salesforce, Inc. .......................... 2,081 537,585
Samsara, Inc. , Class A
(a)
.................... 13,897 528,503
ServiceNow, Inc.
(a)
........................ 591 557,384
Synopsys, Inc.
(a)
......................... 1,867 1,182,688
Tyler Technologies, Inc.
(a)
................... 1,148 671,075
Workday, Inc. , Class A
(a)
.................... 2,307 529,180
Zoom Communications, Inc. , Class A
(a)
.......... 7,926 586,920
Zscaler, Inc.
(a)
........................... 2,558 730,462
20,366,791
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 2,889 602,039
Crown Castle, Inc. ........................ 6,225 654,185
Digital Realty Trust, Inc. .................... 3,733 658,651
Equinix, Inc. ............................ 714 560,611
Extra Space Storage, Inc. ................... 4,271 573,852
Gaming and Leisure Properties, Inc. ............ 14,412 656,899
Iron Mountain, Inc. ........................ 6,495 632,353
Public Storage ........................... 2,068 562,372
SBA Communications Corp. , Class A ............ 2,815 632,587
VICI Properties, Inc. ....................... 20,462 667,061
Weyerhaeuser Co. ........................ 25,321 634,291
6,834,901
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 163 614,246
Best Buy Co., Inc. ........................ 9,459 615,402
Burlington Stores, Inc.
(a)
.................... 2,497 681,581
Carvana Co. , Class A
(a) (b)
.................... 2,130 831,062
Dick's Sporting Goods, Inc. .................. 3,668 775,819
Home Depot, Inc. (The) .................... 1,572 577,726
Lowe's Companies, Inc. .................... 2,665 595,814
O'Reilly Automotive, Inc.
(a)
................... 6,798 668,379
Ross Stores, Inc. ......................... 4,132 564,183
TJX Companies, Inc. (The) .................. 4,524 563,374
Tractor Supply Co. ........................ 12,706 723,607
Ulta Beauty, Inc.
(a)
........................ 1,606 827,106
Williams-Sonoma, Inc. ..................... 3,840 718,272
8,756,571
a
Technology Hardware, Storage & Peripherals  —  1 .9%
Apple, Inc. ............................. 2,649 549,853
Dell Technologies, Inc. , Class C ............... 5,502 730,060
Hewlett Packard Enterprise Co. ............... 37,260 770,909
HP, Inc. ............................... 22,781 564,969
NetApp, Inc. ............................ 6,575 684,655
Pure Storage, Inc. , Class A
(a)
................. 11,802 702,455
Seagate Technology Holdings PLC ............. 6,153 966,083
Super Micro Computer, Inc.
(a) (b)
................ 15,266 900,236
Western Digital Corp. ...................... 13,167 1,036,111
6,905,331
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 5,171 549,005
Lululemon Athletica, Inc.
(a) (b)
.................. 1,966 394,242
NIKE, Inc. , Class B ....................... 10,004 747,199
1,690,446
a
Security Shares Value
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 10,437 $ 646,468
Philip Morris International, Inc. ................ 3,434 563,347
1,209,815
a
Trading Companies & Distributors  —  1 .0%
Fastenal Co. ............................ 15,683 723,457
Ferguson Enterprises, Inc. ................... 3,550 792,821
United Rentals, Inc. ....................... 895 790,231
Watsco, Inc. ............................ 1,412 636,643
WW Grainger, Inc. ........................ 584 607,091
3,550,243
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 4,552 638,373
Essential Utilities, Inc. ...................... 17,374 639,363
1,277,736
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 2,484 592,210
a
Total Long-Term Investments — 99.8%
(Cost: $ 314,555,758 ) ................................ 358,548,703
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 7,430,787 7,433,759
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 535,317 535,317
a
Total Short-Term Securities — 2.2%
(Cost: $ 7,964,570 ) .................................. 7,969,076
Total Investments — 102.0%
(Cost: $ 322,520,328 ) ................................ 366,517,779
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (7,216,118)
Net Assets — 100.0% ................................. $ 359,301,661
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2025
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 6,917,831 $ 516,175
(a)
$ — $ 1,711 $ (1,958) $ 7,433,759 7,430,787 $ 15,704
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 382,418 152,899
(a)
— — — 535,317 535,317 31,414 —
BlackRock, Inc. ..... 534,665 151,683 (157,504) 33,099 111,617 673,560 609 11,643 —
$ 34,810 $ 109,659
$ 8,642,636
$ 58,761 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 1 09/19/25 $ 319 $ (2,507)
E-Mini S&P MidCap 400 Index ............................................................ 1 09/19/25 317 (3,183)
$ (5,690)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 5,690 $ — $ — $ — $ 5,690
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 28,572 $ — $ — $ — $ 28,572
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (24,725) $ — $ — $ — $ (24,725)

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Size Factor ETF
18
2025
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 678,481
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 358,548,703  $ —  $ —  $ 358,548,703
Short-Term Securities
Money Market Funds ...................................... 7,969,076  —  —  7,969,076
$ 366,517,779  $ —  $ —  $ 366,517,779
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,690) $ —  $ —  $ (5,690)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
July 31, 2025
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
L3Harris Technologies, Inc. .................. 142,470 $ 39,153,605
RTX Corp. ............................. 855,402 134,785,693
Textron, Inc. ............................ 221,935 17,259,885
191,199,183
a
Air Freight & Logistics  —  1 .5%
FedEx Corp. ............................ 303,122 67,744,736
United Parcel Service, Inc. , Class B ............ 363,793 31,344,405
99,089,141
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 487,097 33,434,338
a
Automobiles  —  5 .8%
Ford Motor Co. .......................... 13,131,166 145,362,008
General Motors Co. ....................... 4,495,397 239,784,476
385,146,484
a
Banks  —  9 .3%
Bank of America Corp. ..................... 3,561,311 168,343,171
Citigroup, Inc. ........................... 1,639,542 153,625,085
Citizens Financial Group, Inc. ................ 335,767 16,022,801
Fifth Third Bancorp ....................... 299,993 12,470,709
First Citizens BancShares, Inc. , Class A
(b)
........ 4,638 9,251,697
Huntington Bancshares, Inc. ................. 713,725 11,726,502
KeyCorp ............................... 502,456 9,004,011
M&T Bank Corp. ......................... 85,148 16,067,428
PNC Financial Services Group, Inc. (The) ........ 127,989 24,352,467
Regions Financial Corp. .................... 499,263 12,646,332
Truist Financial Corp. ...................... 842,042 36,805,656
U.S. Bancorp ........................... 770,364 34,635,565
Wells Fargo & Co. ........................ 1,348,865 108,758,985
613,710,409
a
Beverages  —  0 .4%
Molson Coors Beverage Co. , Class B ........... 549,236 26,758,778
a
Biotechnology  —  0 .4%
Biogen, Inc.
(a)
........................... 104,004 13,312,512
United Therapeutics Corp.
(a)
.................. 34,928 9,594,722
22,907,234
a
Building Products  —  0 .5%
Builders FirstSource, Inc.
(a) (b)
................. 126,737 16,112,075
Owens Corning .......................... 124,825 17,404,350
33,516,425
a
Capital Markets  —  2 .0%
Bank of New York Mellon Corp. (The) ........... 291,381 29,560,602
Goldman Sachs Group, Inc. (The) ............. 120,645 87,297,516
State Street Corp. ........................ 163,681 18,291,352
135,149,470
a
Chemicals  —  0 .7%
CF Industries Holdings, Inc. .................. 118,166 10,969,350
Dow, Inc. .............................. 423,543 9,864,316
DuPont de Nemours, Inc. ................... 148,642 10,687,360
LyondellBasell Industries N.V. , Class A .......... 244,906 14,187,405
45,708,431
a
Communications Equipment  —  7 .5%
Cisco Systems, Inc. ....................... 6,781,335 461,673,287
F5, Inc.
(a) (b)
............................. 98,689 30,931,106
492,604,393
a
Security Shares Value
a
Consumer Finance  —  1 .1%
Capital One Financial Corp. .................. 261,294 $ 56,178,210
Synchrony Financial ....................... 239,068 16,655,868
72,834,078
a
Consumer Staples Distribution & Retail  —  1 .7%
Albertsons Companies, Inc. , Class A ............ 622,367 11,961,894
Dollar Tree, Inc.
(a)
......................... 98,248 11,156,060
Kroger Co. (The) ......................... 960,303 67,317,240
Target Corp. ............................ 246,562 24,779,481
115,214,675
a
Containers & Packaging  —  0 .2%
Smurfit WestRock PLC ..................... 318,522 14,136,006
a
Distributors  —  0 .2%
LKQ Corp. ............................. 543,653 16,021,454
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 229,068 14,697,003
a
Diversified Telecommunication Services  —  5 .7%
AT&T, Inc. .............................. 7,814,865 214,205,450
Verizon Communications, Inc. ................ 3,762,389 160,879,753
375,085,203
a
Electric Utilities  —  1 .7%
Edison International ....................... 343,955 17,926,935
Evergy, Inc. ............................. 231,160 16,366,128
Eversource Energy ....................... 314,072 20,760,159
Exelon Corp. ............................ 405,267 18,212,699
PG&E Corp. ............................ 2,800,697 39,265,772
112,531,693
a
Electronic Equipment, Instruments & Components  —  3 .7%
Corning, Inc. ............................ 1,342,327 84,888,759
Jabil, Inc. .............................. 200,639 44,776,606
TE Connectivity PLC ...................... 502,786 103,448,219
Teledyne Technologies, Inc.
(a)
................. 24,477 13,487,317
246,600,901
a
Energy Equipment & Services  —  0 .2%
Halliburton Co. .......................... 548,847 12,294,173
a
Entertainment  —  1 .4%
Walt Disney Co. (The) ..................... 516,905 61,568,555
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 2,201,465 28,993,294
90,561,849
a
Financial Services  —  0 .3%
Equitable Holdings, Inc. .................... 107,855 5,538,354
Global Payments, Inc. ..................... 187,492 14,989,986
20,528,340
a
Food Products  —  3 .3%
Archer-Daniels-Midland Co. .................. 1,109,209 60,096,944
Bunge Global SA ......................... 339,602 27,086,656
Conagra Brands, Inc. ...................... 900,434 16,441,925
J M Smucker Co. (The) ..................... 174,563 18,737,592
Kraft Heinz Co. (The) ...................... 2,365,467 64,955,724
Tyson Foods, Inc. , Class A .................. 553,711 28,959,085
216,277,926
a
Ground Transportation  —  0 .5%
CSX Corp. ............................. 713,696 25,364,756
JB Hunt Transport Services, Inc. .............. 31,357 4,516,976

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Ground Transportation (continued)
U-Haul Holding Co. , Series N , NVS ............. 109,414 $ 5,689,528
35,571,260
a
Health Care Equipment & Supplies  —  0 .2%
Solventum Corp.
(a)
........................ 94,894 6,771,636
Zimmer Biomet Holdings, Inc. ................ 70,172 6,431,264
13,202,900
a
Health Care Providers & Services  —  3 .7%
Centene Corp.
(a)
......................... 562,057 14,652,826
Cigna Group (The) ........................ 237,958 63,625,210
CVS Health Corp. ........................ 1,456,016 90,418,594
DaVita, Inc.
(a) (b)
.......................... 22,382 3,141,761
Elevance Health, Inc. ...................... 146,690 41,525,005
Humana, Inc. ........................... 35,851 8,958,090
Labcorp Holdings, Inc. ..................... 48,640 12,650,291
Universal Health Services, Inc. , Class B ......... 57,444 9,561,554
244,533,331
a
Hotels, Restaurants & Leisure  —  0 .9%
Carnival Corp.
(a)
.......................... 789,452 23,501,986
Expedia Group, Inc. ....................... 212,120 38,228,266
61,730,252
a
Household Durables  —  3 .3%
DR Horton, Inc. .......................... 628,505 89,775,654
Lennar Corp. , Class A ...................... 619,561 69,502,353
PulteGroup, Inc. ......................... 511,701 57,781,277
217,059,284
a
Insurance  —  1 .8%
American International Group, Inc. ............. 293,635 22,794,885
Everest Group Ltd. ........................ 32,961 11,068,304
Fidelity National Financial, Inc. ................ 84,622 4,775,219
Hartford Insurance Group, Inc. (The) ............ 103,456 12,868,892
Loews Corp. ............................ 99,730 9,029,554
MetLife, Inc. ............................ 346,829 26,341,662
Principal Financial Group, Inc. ................ 83,984 6,536,475
Prudential Financial, Inc. .................... 274,258 28,407,644
121,822,635
a
IT Services  —  1 .9%
Akamai Technologies, Inc.
(a)
.................. 237,111 18,093,940
Cognizant Technology Solutions Corp. , Class A ..... 983,568 70,580,840
Twilio, Inc. , Class A
(a)
...................... 264,290 34,093,410
122,768,190
a
Life Sciences Tools & Services  —  0 .1%
Avantor, Inc.
(a)
........................... 249,819 3,357,567
a
Machinery  —  2 .2%
CNH Industrial N.V. ....................... 1,033,540 13,394,678
Cummins, Inc. ........................... 102,029 37,507,901
Fortive Corp. ............................ 143,291 6,867,938
PACCAR, Inc. ........................... 542,104 53,538,191
Snap-on, Inc. ........................... 44,701 14,357,514
Westinghouse Air Brake Technologies Corp. ....... 102,905 19,762,905
145,429,127
a
Media  —  1 .9%
Charter Communications, Inc. , Class A
(a)
......... 32,067 8,637,567
Comcast Corp. , Class A .................... 2,883,392 95,815,116
Fox Corp. , Class A , NVS .................... 206,763 11,529,105
Fox Corp. , Class B ........................ 132,694 6,785,971
Omnicom Group, Inc. ...................... 69,371 4,998,181
127,765,940
a
Security Shares Value
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 539,473 $ 33,501,273
Nucor Corp. ............................ 226,367 32,386,327
Steel Dynamics, Inc. ....................... 111,693 14,247,559
80,135,159
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 421,436 8,567,794
a
Multi-Utilities  —  0 .5%
Dominion Energy, Inc. ...................... 564,298 32,983,218
a
Oil, Gas & Consumable Fuels  —  2 .9%
Coterra Energy, Inc. ....................... 1,095,833 26,727,367
Devon Energy Corp. ....................... 836,685 27,794,676
Diamondback Energy, Inc. ................... 251,461 37,382,192
EOG Resources, Inc. ...................... 312,473 37,503,009
Occidental Petroleum Corp. .................. 337,381 14,824,521
Valero Energy Corp. ....................... 355,370 48,795,855
193,027,620
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 296,535 15,778,627
United Airlines Holdings, Inc.
(a)
................ 80,868 7,141,453
22,920,080
a
Pharmaceuticals  —  4 .2%
Bristol-Myers Squibb Co. .................... 1,637,172 70,905,919
Merck & Co., Inc. ......................... 875,497 68,393,826
Pfizer, Inc. ............................. 5,060,323 117,854,923
Royalty Pharma PLC , Class A ................ 471,609 17,355,211
274,509,879
a
Professional Services  —  0 .5%
Leidos Holdings, Inc. ...................... 84,454 13,483,081
SS&C Technologies Holdings, Inc. ............. 216,921 18,542,407
32,025,488
a
Residential REITs  —  0 .4%
Camden Property Trust ..................... 97,918 10,692,646
Mid-America Apartment Communities, Inc. ........ 105,307 14,998,876
25,691,522
a
Retail REITs  —  1 .2%
Realty Income Corp. ....................... 368,798 20,700,632
Simon Property Group, Inc. .................. 361,236 59,166,844
79,867,476
a
Semiconductors & Semiconductor Equipment  —  13 .8%
Applied Materials, Inc. ..................... 1,069,371 192,550,942
First Solar, Inc.
(a)
......................... 251,108 43,876,101
Intel Corp. ............................. 12,248,673 242,523,726
Micron Technology, Inc. ..................... 2,001,036 218,393,069
NXP Semiconductors N.V. ................... 356,254 76,156,418
ON Semiconductor Corp.
(a) (b)
................. 812,926 45,816,509
QUALCOMM, Inc. ........................ 648,383 95,156,689
914,473,454
a
Software  —  1 .1%
Gen Digital, Inc. .......................... 1,089,007 32,114,816
Zoom Communications, Inc. , Class A
(a)
.......... 539,254 39,931,759
72,046,575
a
Specialized REITs  —  0 .3%
Gaming and Leisure Properties, Inc. ............ 136,097 6,203,301
VICI Properties, Inc. ....................... 459,402 14,976,505
21,179,806
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(continued)
July 31, 2025
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail  —  0 .3%
Best Buy Co., Inc. ........................ 329,590 $ 21,443,125
a
Technology Hardware, Storage & Peripherals  —  4 .5%
Dell Technologies, Inc. , Class C ............... 485,250 64,387,823
Hewlett Packard Enterprise Co. ............... 4,911,944 101,628,121
HP, Inc. ............................... 2,287,563 56,731,562
NetApp, Inc. ............................ 329,799 34,341,970
Western Digital Corp. ...................... 471,732 37,120,591
294,210,067
a
Trading Companies & Distributors  —  0 .7%
United Rentals, Inc. ....................... 55,028 48,586,422
a
Total Long-Term Investments — 99.8%
(Cost: $ 6,633,911,121 ) ............................... 6,600,915,758
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 12,306,383 $ 12,311,305
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 8,415,860 8,415,860
a
Total Short-Term Securities — 0.3%
(Cost: $ 20,724,131 ) ................................. 20,727,165
Total Investments — 100.1%
(Cost: $ 6,654,635,252 ) ............................... 6,621,642,923
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (8,425,919)
Net Assets — 100.0% ................................. $ 6,613,217,004
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 32,237,897 $ — $ (19,920,613)
(a)
$ (4,677) $ (1,302) $ 12,311,305 12,306,383 $ 65,484
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 11,054,743 — (2,638,883)
(a)
— — 8,415,860 8,415,860 538,209 —
$ (4,677) $ (1,302)
$ 20,727,165
$ 603,693 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 52 09/19/25 $ 5,773 $ 265,516
E-Mini S&P 500 Index ................................................................... 19 09/19/25 6,056 327,132
$ 592,648

Schedule of Investments
(continued)
July 31, 2025
iShares
®
MSCI USA Value Factor ETF
22
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 592,648 $ — $ — $ — $ 592,648
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 949,754 $ — $ — $ — $ 949,754
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (132,446) $ — $ — $ — $ (132,446)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 12,186,278
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,600,915,758  $ —  $ —  $ 6,600,915,758
Short-Term Securities
Money Market Funds ...................................... 20,727,165  —  —  20,727,165
$ 6,621,642,923  $ —  $ —  $ 6,621,642,923
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 592,648  $ —  $ —  $ 592,648
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2025
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 17,548,490,529  $ 52,289,716,192  $ 357,875,143  $ 6,600,915,758
Investments, at value — affiliated
(c)
........................................ 113,689,178  789,221,035  8,642,636  20,727,165
Cash ............................................................ —  —  4,141  —
Cash pledged:
Futures contracts .................................................. 1,728,000  6,344,000  48,000  1,512,000
Receivables:
Securities lending income — affiliated .................................... 15,074  22,854  1,239  5,338
Capital shares sold ................................................. —  266,009  —  —
Dividends — unaffiliated ............................................. 8,205,267  20,742,923  210,113  10,720,176
Dividends — affiliated ............................................... 104,193  280,461  1,924  37,276
Total assets .......................................................
17,672,232,241  53,106,593,474  366,783,196  6,633,917,713
LIABILITIES
Collateral on securities loaned ........................................... 93,631,217  242,204,705  7,431,906  12,371,965
Payables:
Investments purchased .............................................. —  —  —  7,349,893
Capital shares redeemed ............................................. —  665,022  —  —
Investment advisory fees ............................................. 2,254,025  6,781,348  44,959  860,928
Variation margin on futures contracts ..................................... 80,300  294,800  4,670  117,923
Total liabilities ......................................................
95,965,542  249,945,875  7,481,535  20,700,709
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 17,576,266,699  $ 52,856,647,599  $ 359,301,661  $ 6,613,217,004
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 17,538,255,809  $ 44,646,893,255  $ 390,712,310  $ 7,716,120,469
Accumulated earnings (loss) ............................................ 38,010,890  8,209,754,344  (31,410,649) (1,102,903,465)
NET ASSETS ......................................................
$ 17,576,266,699  $ 52,856,647,599  $ 359,301,661  $ 6,613,217,004
NET ASSET VALUE
Shares outstanding .................................................. 72,850,000  287,000,000  2,300,000  58,550,000
Net asset value ..................................................... $ 241.27  $ 184.17  $ 156.22  $ 112.95
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 96,819,888  $ 234,586,773  $ 7,428,913  $ 12,165,938
(b)
Investments, at cost — unaffiliated ...................................... $ 14,912,452,306  $ 42,515,154,087  $ 314,066,442  $ 6,633,911,121
(c)
Investments, at cost — affiliated ........................................ $ 113,686,567  $ 620,827,119  $ 8,453,886  $ 20,724,131

24
2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2025
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 168,593,463  $ 583,319,969  $ 5,480,044  $ 187,761,603
Dividends — affiliated .............................................. 2,992,221  12,960,410  43,057  538,209
Interest — unaffiliated .............................................. 102,769  290,363  2,611  75,742
Securities lending income — affiliated — net ............................... 339,170  377,540  15,704  65,484
Foreign taxes withheld ............................................. —  —  (2,045) (225,014)
Total investment income ..............................................
172,027,623  596,948,282  5,539,371  188,216,024
EXPENSES
Investment advisory ............................................... 20,554,935  75,086,515  486,152  10,316,319
Interest expense ................................................. 8,754  2  4  —
Total expenses .................................................... 20,563,689  75,086,517  486,156  10,316,319
Net investment income ...............................................
151,463,934  521,861,765  5,053,215  177,899,705
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 1,042,740,383  (73,300,326) (7,159,460) (127,577,929)
Investments — affiliated ........................................... (9,429,118) 497,945  18,431  (4,677)
Futures contracts ............................................... 3,132,571  4,090,908  28,572  949,754
In-kind redemptions — unaffiliated
(a)
................................... 1,369,721,114  3,706,575,115  11,290,181  546,019,244
In-kind redemptions — affiliated
(a)
.................................... (343,909) 23,598,026  16,379  —
2,405,821,041  3,661,461,668  4,194,103  419,386,392
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 603,483,022  (190,390,995) 25,928,413  (131,992,616)
Investments — affiliated ........................................... (3,445) 80,972,266  109,659  (1,302)
Futures contracts ............................................... 512,645  3,436,624  (24,725) (132,446)
603,992,222  (105,982,105) 26,013,347  (132,126,364)
Net realized and unrealized gain ........................................
3,009,813,263  3,555,479,563  30,207,450  287,260,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 3,161,277,197  $ 4,077,341,328  $ 35,260,665  $ 465,159,733
(a)
See Note 2 of the Notes to Financial Statements.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 151,463,934  $ 66,511,613  $ 521,861,765  $ 464,740,861
Net realized gain ............................................. 2,405,821,041  1,246,604,689  3,661,461,668  3,166,417,785
Net change in unrealized appreciation (depreciation) ..................... 603,992,222  1,101,230,194  (105,982,105) 4,887,131,120
Net increase in net assets resulting from operations ........................
3,161,277,197  2,414,346,496  4,077,341,328  8,518,289,766
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(140,566,016) (62,799,842) (525,677,280) (443,531,266)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
4,470,433,665  (1,380,022,356) 2,163,183,963  7,432,272,879
NET ASSETS
Total increase in net assets ........................................ 7,491,144,846  971,524,298  5,714,848,011  15,507,031,379
Beginning of year ...............................................
10,085,121,853  9,113,597,555  47,141,799,588  31,634,768,209
End of year ...................................................
$ 17,576,266,699  $ 10,085,121,853  $ 52,856,647,599  $ 47,141,799,588
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

26
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 5,053,215  $ 5,359,253  $ 177,899,705  $ 187,756,121
Net realized gain (loss) ......................................... 4,194,103  22,098,175  419,386,392  (33,132,411)
Net change in unrealized appreciation (depreciation) ..................... 26,013,347  17,414,058  (132,126,364) 708,796,539
Net increase in net assets resulting from operations ........................
35,260,665  44,871,486  465,159,733  863,420,249
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,065,629) (5,145,827) (191,345,678) (179,487,920)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
14,213,750  (44,855,909) (805,083,101) (460,104,514)
NET ASSETS
Total increase (decrease) in net assets ................................ 44,408,786  (5,130,250) (531,269,046) 223,827,815
Beginning of year ...............................................
314,892,875  320,023,125  7,144,486,050  6,920,658,235
End of year ...................................................
$ 359,301,661  $ 314,892,875  $ 6,613,217,004  $ 7,144,486,050
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

27
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 191.01  $ 146.76  $ 143.35  $ 175.04  $ 140.10
Net investment income
(a)
................................ 2 .36  1 .20  2 .79  1 .79  0 .85
Net realized and unrealized gain (loss)
(b)
......................
50.09  44.18  3 .83  (31.95) 34.86
Net increase (decrease) from investment operations ...............
52.45  45.38  6 .62  (30.16) 35.71
Distributions from net investment income
(c)
...................... ( 2 .19 ) ( 1 .13 ) ( 3 .21 ) ( 1 .53 ) ( 0 .77 )
Net asset value, end of year ..............................
$ 241.27  $ 191.01  $ 146.76  $ 143.35  $ 175.04
Total Return
(d)
– – – – –
Based on net asset value .................................
27.63% 31.09% 4 .80% (17.35) % 25.57%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .11% 0 .72% 1 .95% 1 .07% 0 .53%
Supplemental Data
Net assets, end of year (000) ...............................
$ 17,576,267  $ 10,085,122  $ 9,113,598  $ 10,041,855  $ 14,493,017
Portfolio turnover rate
(f)
...................................
116% 95% 111% 125% 107%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

28
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 171.83  $ 139.91  $ 121.95  $ 137.31  $ 100.59
Net investment income
(a)
................................ 1 .85  1 .86  1 .79  1 .68  1 .70
Net realized and unrealized gain (loss)
(b)
......................
12.36  31.84  17.93  (15.41) 36.79
Net increase (decrease) from investment operations ...............
14.21  33.70  19.72  (13.73) 38.49
Distributions from net investment income
(c)
...................... ( 1 .87 ) ( 1 .78 ) ( 1 .76 ) ( 1 .63 ) ( 1 .77 )
Net asset value, end of year ..............................
$ 184.17  $ 171.83  $ 139.91  $ 121.95  $ 137.31
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .31% 24.28% 16.47% (10.09) % 38.63%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .04% 1 .22% 1 .46% 1 .27% 1 .45%
Supplemental Data
Net assets, end of year (000) ...............................
$ 52,856,648  $ 47,141,800  $ 31,634,768  $ 20,237,116  $ 23,966,830
Portfolio turnover rate
(f)
...................................
21% 31% 58% 41% 47%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 143.13  $ 128.01  $ 119.68  $ 131.04  $ 92.12
Net investment income
(a)
................................ 2 .33  2 .11  1 .83  1 .69  1 .50
Net realized and unrealized gain (loss)
(b)
......................
13.10  15.00  8 .24  (11.21) 38.96
Net increase (decrease) from investment operations ...............
15.43  17.11  10.07  ( 9 .52 ) 40.46
Distributions from net investment income
(c)
...................... ( 2 .34 ) ( 1 .99 ) ( 1 .74 ) ( 1 .84 ) ( 1 .54 )
Net asset value, end of year ..............................
$ 156.22  $ 143.13  $ 128.01  $ 119.68  $ 131.04
Total Return
(d)
– – – – –
Based on net asset value .................................
10.86% 13.54% 8 .62% ( 7 .35 ) % 44.28%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .56% 1 .62% 1 .56% 1 .31% 1 .34%
Supplemental Data
Net assets, end of year (000) ...............................
$ 359,302  $ 314,893  $ 320,023  $ 347,070  $ 674,864
Portfolio turnover rate
(f)
...................................
23% 19% 22% 25% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

30
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..........................
$ 107.60  $ 97.27  $ 95.84  $ 104.29  $ 72.97
Net investment income
(a)
................................ 2 .80  2 .74  2 .74  2 .66  2 .33
Net realized and unrealized gain (loss)
(b)
......................
5 .56  10.21  1 .53  ( 8 .22 ) 30.96
Net increase (decrease) from investment operations ...............
8 .36  12.95  4 .27  ( 5 .56 ) 33.29
Distributions from net investment income
(c)
...................... ( 3 .01 ) ( 2 .62 ) ( 2 .84 ) ( 2 .89 ) ( 1 .97 )
Net asset value, end of year ..............................
$ 112.95  $ 107.60  $ 97.27  $ 95.84  $ 104.29
Total Return
(d)
– – – – –
Based on net asset value .................................
7 .93% 13.57% 4 .77% ( 5 .48 ) % 46.10%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
2 .59% 2 .77% 2 .96% 2 .57% 2 .47%
Supplemental Data
Net assets, end of year (000) ...............................
$ 6,613,217  $ 7,144,486  $ 6,920,658  $ 9,124,179  $ 15,945,689
Portfolio turnover rate
(f)
...................................
30% 24% 23% 17% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
31
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(continued)
32
2025
iShares Annual Financial Statements and Additional Information
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 17,602,917 $ (17,602,917) $ — $ —
BNP Paribas SA ................................................. 674,196 (616,367) — 57,829
BofA Securities, Inc. .............................................. 7,860,636 (7,725,910) — 134,726
Citigroup Global Markets, Inc. ........................................ 6,722,469 (6,722,469) — —
Goldman Sachs & Co. LLC ......................................... 47,478,976 (43,493,152) — 3,985,824
Jefferies LLC ................................................... 5,282,846 (5,282,846) — —
Morgan Stanley ................................................. 4,391,220 (4,391,220) — —
Natixis SA ..................................................... 2,584,750 (2,584,750) — —
SG Americas Securities LLC ........................................ 1,007,907 (1,007,907) — —
UBS Securities LLC .............................................. 1,406,510 (1,406,510) — —
Wells Fargo Securities LLC ......................................... 1,807,461 (1,807,461) — —
$ 96,819,888 $ (92,641,509)
$ —
$ 4,178,379
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 7,894,089 (7,894,089) — —
Barclays Capital, Inc. ............................................. 13,335,245 (13,335,245) — —
BNP Paribas SA ................................................. 109,002,350 (109,002,350) — —
BofA Securities, Inc. .............................................. 37,623,193 (37,236,696) — 386,497
Citigroup Global Markets, Inc. ........................................ 26,730,523 (26,730,523) — —
Goldman Sachs & Co. LLC ......................................... 7,463,428 (7,463,428) — —
Jefferies LLC ................................................... 10,153,374 (10,153,374) — —
Natixis SA ..................................................... 802,120 (802,120) — —
RBC Capital Markets LLC .......................................... 137,350 (137,350) — —
Wells Fargo Bank NA ............................................. 8,824,113 (8,824,113) — —
Wells Fargo Securities LLC ......................................... 12,620,988 (12,620,988) — —
$ 234,586,773 $ (234,200,276)
$ —
$ 386,497
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 390,231 (390,231) — —
BNP Paribas SA ................................................. 573,866 (573,866) — —
BofA Securities, Inc. .............................................. 2,634,789 (2,512,877) — 121,912
Citigroup Global Markets, Inc. ........................................ 1,251,507 (1,251,507) — —
HSBC Bank PLC ................................................ 780,538 (780,538) — —
J.P. Morgan Securities LLC ......................................... 636,698 (636,698) — —
Morgan Stanley ................................................. 636,525 (636,525) — —
National Financial Services LLC ...................................... 522,676 (522,676) — —
Wells Fargo Bank NA ............................................. 2,083 (2,083) — —
$ 7,428,913 $ (7,307,001)
$ —
$ 121,912
a

Notes to Financial Statements
(continued)
34
2025
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Value Factor
Barclays Bank PLC ............................................... $ 4,195 $ (4,195) $ — $ —
BofA Securities, Inc. .............................................. 1,096,970 (1,062,266) — 34,704
Citigroup Global Markets, Inc. ........................................ 8,159,531 (8,159,531) — —
Goldman Sachs & Co. LLC ......................................... 225,440 (225,440) — —
National Financial Services LLC ...................................... 664,792 (664,792) — —
Wells Fargo Securities LLC ......................................... 2,015,010 (2,015,010) — —
$ 12,165,938 $ (12,131,234)
$ —
$ 34,704
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
35
Notes to Financial Statements
any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
MSCI USA Momentum Factor ........................................................................................... $ 135,716
MSCI USA Quality Factor .............................................................................................. 155,222
MSCI USA Size Factor ................................................................................................ 6,408
MSCI USA Value Factor ............................................................................................... 27,422
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor .......................................................
$ 2,062,026,966  $ 1,601,424,817  $ (23,899,636)
MSCI USA Quality Factor ..........................................................
1,450,406,231  1,139,485,259  (1,751,936)
MSCI USA Size Factor ............................................................
33,213,996  34,565,613  (238,482)
MSCI USA Value Factor ...........................................................
551,533,462  584,867,184  (47,818,299)
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 15,939,151,260  $ 15,899,936,171
MSCI USA Quality Factor ............................................................................ 10,323,520,234  10,304,307,494
MSCI USA Size Factor .............................................................................. 76,463,485  75,874,365
MSCI USA Value Factor ............................................................................. 2,044,332,077  2,059,597,742

Notes to Financial Statements
(continued)
36
2025
iShares Annual Financial Statements and Additional Information
For the year ended July 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended July 31, 2025, the iShares MSCI USA Momentum Factor ETF utilized $1,034,313,190 of its capital loss carryforwards.
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 10,265,492,186  $ 5,810,309,737
MSCI USA Quality Factor ............................................................................ 12,316,983,215  10,165,797,688
MSCI USA Size Factor .............................................................................. 57,706,329  43,595,754
MSCI USA Value Factor ............................................................................. 2,116,032,215  2,915,661,873
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Momentum Factor ........................................................................... $ 1,369,239,314 $ (1,369,239,314)
MSCI USA Quality Factor .............................................................................. 3,726,044,863 (3,726,044,863)
MSCI USA Size Factor ................................................................................ 11,299,087 (11,299,087)
MSCI USA Value Factor ............................................................................... 542,461,311 (542,461,311)
iShares ETF
Year Ended
07/31/25
Year Ended
07/31/24
MSCI USA Momentum Factor
Ordinary income ........................................................................................... $ 140,566,016 $ 62,799,842
MSCI USA Quality Factor
Ordinary income ........................................................................................... $ 525,677,280 $ 443,531,266
MSCI USA Size Factor
Ordinary income ........................................................................................... $ 5,065,629 $ 5,145,827
MSCI USA Value Factor
Ordinary income ........................................................................................... $ 191,345,678 $ 179,487,920
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI USA Momentum Factor .........................................
$ 22,865,753 $ (2,616,780,334) $ 2,631,925,471 $ 38,010,890
MSCI USA Quality Factor ............................................
53,366,567 (1,747,100,406) 9,903,488,183 8,209,754,344
MSCI USA Size Factor ..............................................
609,246 (75,559,168) 43,539,273 (31,410,649)
MSCI USA Value Factor .............................................
23,104,456 (1,065,800,579) (60,207,342) (1,102,903,465)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.

Notes to Financial Statements
( continued)
37
Notes to Financial Statements
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 15,030,254,236  $ 2,856,987,296  $ (225,061,825) $ 2,631,925,471
MSCI USA Quality Factor ........................................ 43,175,421,595  12,307,040,172  (2,403,524,540) 9,903,515,632
MSCI USA Size Factor .......................................... 322,975,758  66,980,806  (23,438,785) 43,542,021
MSCI USA Value Factor ......................................... 6,681,850,265  828,230,280  (888,437,622) (60,207,342)

Notes to Financial Statements
(continued)
38
2025
iShares Annual Financial Statements and Additional Information
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
MSCI USA Momentum Factor
Shares sold ............................................... 47,700,000  $ 10,300,374,812  13,700,000  $ 2,477,145,236
Shares redeemed ........................................... (27,650,000) (5,829,941,147) (23,000,000) (3,857,167,592)
20,050,000  $ 4,470,433,665  (9,300,000) $ (1,380,022,356)
MSCI USA Quality Factor
Shares sold ............................................... 69,600,000  $ 12,351,005,225  99,550,000  $ 14,908,824,360
Shares redeemed ........................................... (56,950,000) (10,187,821,262) (51,300,000) (7,476,551,481)
12,650,000  $ 2,163,183,963  48,250,000  $ 7,432,272,879
MSCI USA Size Factor
Shares sold ............................................... 400,000  $ 58,076,373  950,000  $ 120,036,096
Shares redeemed ........................................... (300,000) (43,862,623) (1,250,000) (164,892,005)
100,000  $ 14,213,750  (300,000) $ (44,855,909)
MSCI USA Value Factor
Shares sold ............................................... 19,700,000  $ 2,128,854,620  7,150,000  $ 716,332,234
Shares redeemed ........................................... (27,550,000) (2,933,937,721) (11,900,000) (1,176,436,748)
(7,850,000) $ (805,083,101) (4,750,000) $ (460,104,514)

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA Value Factor ETF

Important Tax Information
(unaudited)
40
2025
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Momentum Factor ............................................................................................ $ 154,773,034
MSCI USA Quality Factor ............................................................................................... 553,497,084
MSCI USA Size Factor ................................................................................................. 4,715,468
MSCI USA Value Factor ................................................................................................ 186,263,358
iShares ETF
Qualified Business
Income
MSCI USA Momentum Factor ............................................................................................ $ 3,670,127
MSCI USA Quality Factor ............................................................................................... 25,016,619
MSCI USA Size Factor ................................................................................................. 613,014
MSCI USA Value Factor ................................................................................................ 6,278,471
iShares ETF
Dividends-Received
Deduction
MSCI USA Momentum Factor ............................................................................................ 99 .91%
MSCI USA Quality Factor ............................................................................................... 98 .46
MSCI USA Size Factor ................................................................................................. 85 .87
MSCI USA Value Factor ................................................................................................ 95 .91

Additional Information
41
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
42
2025
iShares Annual Financial Statements and Additional Information
iShares MSCI USA Momentum Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
43
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
44
2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
( continued)
45
Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
46
2025
iShares Annual Financial Statements and Additional Information
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
47
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares® LifePath® Retirement ETF | IRTR | NYSE Arca
iShares® LifePath® Target Date 2030 ETF | ITDB | NYSE Arca
iShares® LifePath® Target Date 2035 ETF | ITDC | NYSE Arca
iShares® LifePath® Target Date 2040 ETF | ITDD | NYSE Arca
iShares® LifePath® Target Date 2045 ETF | ITDE | NYSE Arca
iShares® LifePath® Target Date 2050 ETF | ITDF | NYSE Arca
iShares® LifePath® Target Date 2055 ETF | ITDG | NYSE Arca
iShares® LifePath® Target Date 2060 ETF | ITDH | NYSE Arca
iShares® LifePath® Target Date 2065 ETF | ITDI | NYSE Arca
iShares® LifePath® Target Date 2070 ETF | ITDJ | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 53

3
Glide Path Evolution
Glide Path Evolution
Under normal circumstances, the asset allocation of the iShares LifePath Retirement ETF along with the iShares LifePath Target Date ETFs with target dates of 2030, 2035,
2040, 2045, 2050, 2055, 2060, 2065 and 2070 are referred to as the “LifePath ETFs” or the “Funds”, will change over time according to a predetermined “glide path” as each LifePath ETF approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ETF’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ETF, which may be a primary source of income after retirement. As each LifePath ETF approaches its target date, its asset allocation will shift so that each
LifePath ETF invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ETF, and determine whether any changes are required to enable each LifePath ETF to achieve its investment objective. Because the iShares LifePath Retirement ETF is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile. During the year prior to the LifePath ETF's maturity date, its allocation of assets is expected to be similar to that of the iShares LifePath Retirement ETF. Further, as retirement approaches, such LifePath ETF and the
iShares LifePath Retirement ETF is expected to, subject to approval by the Trust's Board of Trustees (the “Board”), merge into a single fund.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ETF, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ETF, reallocations of each LifePath ETF’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a
LifePath ETF or achieve its investment objective.

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Retirement ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .5%
iShares Core U.S. REIT ETF ................. 5,755 $ 322,338
iShares Russell 1000 ETF ................... 17,334 6,021,138
6,343,476
a
Domestic Fixed Income  —  59 .6%
iShares 0-5 Year TIPS Bond ETF .............. 25,438 2,615,789
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 10,460 522,059
iShares 10-20 Year Treasury Bond ETF .......... 8,580 862,204
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 21,198 1,115,651
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 14,019 745,110
iShares MBS ETF ........................ 34,827 3,241,349
iShares U.S. Treasury Bond ETF .............. 252,533 5,762,803
14,864,965
a
International Equity  —  14 .8%
iShares Core MSCI Emerging Markets ETF ....... 16,289 982,715
iShares Core MSCI International Developed Markets
ETF ................................ 31,933 2,390,185
Security Shares Value
a
International Equity — 14.8% (continued)
iShares Global Infrastructure ETF .............. 5,479 $ 323,699
3,696,599
a
Total Long-Term Investments — 99.9%
(Cost: $ 23,660,787 ) ................................. 24,905,040
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 439,926 440,102
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 23,345 23,345
a
Total Short-Term Securities — 1.9%
(Cost: $ 463,413 ) ................................... 463,447
Total Investments — 101.8%
(Cost: $ 24,124,200 ) ................................. 25,368,487
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (439,716)
Net Assets — 100.0% ................................. $ 24,928,771
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 149,966 $ 290,032
(a)
$ — $ 81 $ 23 $ 440,102 439,926 $ 3,728
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,746 21,599
(a)
— — — 23,345 23,345 747 —
iShares 0-5 Year TIPS
Bond ETF ...... 385,569 2,435,629 (239,310) 6,052 27,849 2,615,789 25,438 42,279 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 131,353 627,811 (226,871) (6,091) (4,143) 522,059 10,460 16,552 —
iShares 10-20 Year
Treasury Bond ETF 215,950 1,165,288 (502,333) (8,211) (8,490) 862,204 8,580 22,160 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 205,250 1,127,367 (226,058) 2,232 6,860 1,115,651 21,198 22,047 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 139,253 732,575 (135,920) 1,612 7,590 745,110 14,019 16,088 —
iShares Core MSCI
Emerging Markets
ETF .......... 137,277 917,223 (144,874) 3,073 70,016 982,715 16,289 18,181 —
iShares Core MSCI
International
Developed Markets
ETF .......... 355,650 2,174,720 (278,459) 10,629 127,645 2,390,185 31,933 46,409 —

iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(continued)
July 31, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S.
REIT ETF ...... $ 58,478 $ 313,993 $ (37,304) $ 887 $ (13,716) $ 322,338 5,755 $ 4,476 $ —
iShares Global
Infrastructure ETF 44,813 302,550 (45,500) 2,550 19,286 323,699 5,479 5,706 —
iShares MBS ETF .. 552,813 2,916,149 (226,388) 8,790 (10,015) 3,241,349 34,827 62,852 —
iShares Russell 1000
ETF .......... 968,193 5,700,459 (1,078,309) 39,865 390,930 6,021,138 17,334 35,642 —
iShares Russell 2000
ETF
(c)
......... 17,237 34,707 (47,572) 2,385 (6,757) — — 235 —
iShares U.S. Treasury
Bond ETF ...... 743,591 5,248,431 (223,525) 10,613 (16,307) 5,762,803 252,533 80,643 —
$ 74,467 $ 590,771
$ 25,368,487
$ 377,745 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 24,905,040  $ —  $ —  $ 24,905,040
Short-Term Securities
Money Market Funds ...................................... 463,447  —  —  463,447
$ 25,368,487  $ —  $ —  $ 25,368,487

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2030 ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  32 .8%
iShares Core U.S. REIT ETF ................. 10,398 $ 582,392
iShares Russell 1000 ETF ................... 27,048 9,395,393
iShares Russell 2000 ETF
(b)
.................. 715 156,864
10,134,649
a
Domestic Fixed Income  —  47 .4%
iShares 0-5 Year TIPS Bond ETF .............. 25,429 2,614,864
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 15,930 795,066
iShares 10-20 Year Treasury Bond ETF .......... 12,117 1,217,637
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 30,345 1,597,057
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 19,646 1,044,185
iShares MBS ETF ........................ 34,107 3,174,339
iShares U.S. Treasury Bond ETF .............. 184,931 4,220,126
14,663,274
a
International Equity  —  19 .5%
iShares Core MSCI Emerging Markets ETF ....... 26,709 1,611,354
iShares Core MSCI International Developed Markets
ETF ................................ 52,678 3,942,948
Security Shares Value
a
International Equity — 19.5% (continued)
iShares Global Infrastructure ETF .............. 8,336 $ 492,491
6,046,793
a
Total Long-Term Investments — 99.7%
(Cost: $ 28,914,270 ) ................................. 30,844,716
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 831,582 831,915
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 82,242 82,242
a
Total Short-Term Securities — 3.0%
(Cost: $ 914,154 ) ................................... 914,157
Total Investments — 102.7%
(Cost: $ 29,828,424 ) ................................. 31,758,873
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (831,769)
Net Assets — 100.0% ................................. $ 30,927,104
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 542,387 $ 289,907
(a)
$ — $ (342) $ (37) $ 831,915 831,582 $ 5,765
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 26,073 56,169
(a)
— — — 82,242 82,242 2,047 —
iShares 0-5 Year TIPS
Bond ETF ...... 767,339 2,055,548 (246,794) 5,227 33,544 2,614,864 25,429 47,384 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 429,376 698,185 (316,004) (6,248) (10,243) 795,066 15,930 29,652 —
iShares 10-20 Year
Treasury Bond ETF 842,938 1,689,641 (1,264,399) (20,816) (29,727) 1,217,637 12,117 48,520 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 495,255 1,438,748 (351,358) 4,053 10,359 1,597,057 30,345 36,286 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 339,460 934,765 (242,417) 2,189 10,188 1,044,185 19,646 26,567 —
iShares Core MSCI
Emerging Markets
ETF .......... 472,245 1,218,847 (225,326) 4,672 140,916 1,611,354 26,709 32,720 —
iShares Core MSCI
International
Developed Markets
ETF .......... 1,231,331 2,888,978 (455,200) 19,776 258,063 3,942,948 52,678 84,026 —

iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(continued)
July 31, 2025
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S.
REIT ETF ...... $ 230,607 $ 445,112 $ (79,446) $ 2,958 $ (16,839) $ 582,392 10,398 $ 10,470 $ —
iShares Global
Infrastructure ETF 163,529 345,363 (64,700) 3,717 44,582 492,491 8,336 11,172 —
iShares MBS ETF .. 1,047,771 2,297,493 (160,423) 7,230 (17,732) 3,174,339 34,107 71,569 —
iShares Russell 1000
ETF .......... 3,228,519 7,012,743 (1,743,852) 76,585 821,398 9,395,393 27,048 65,900 —
iShares Russell 2000
ETF .......... 107,900 149,549 (97,448) (2,903) (234) 156,864 715 1,570 —
iShares U.S. Treasury
Bond ETF ...... 597,455 3,821,776 (177,191) 3,807 (25,721) 4,220,126 184,931 49,730 —
$ 99,905 $ 1,218,517
$ 31,758,873
$ 523,378 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 30,844,716 $ — $ — $ 30,844,716
Short-Term Securities
Money Market Funds ...................................... 914,157 — — 914,157
$ 31,758,873 $ — $ — $ 31,758,873

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2035 ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  40 .2%
iShares Core U.S. REIT ETF ................. 22,504 $ 1,260,449
iShares Russell 1000 ETF ................... 49,433 17,171,047
iShares Russell 2000 ETF
(b)
.................. 2,394 525,220
18,956,716
a
Domestic Fixed Income  —  35 .4%
iShares 0-5 Year TIPS Bond ETF .............. 2,264 232,807
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 28,012 1,398,079
iShares 10-20 Year Treasury Bond ETF .......... 6,938 697,200
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 40,815 2,148,093
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 26,383 1,402,256
iShares MBS ETF ........................ 46,941 4,368,799
iShares U.S. Treasury Bond ETF .............. 283,555 6,470,725
16,717,959
a
International Equity  —  24 .2%
iShares Core MSCI Emerging Markets ETF ....... 50,936 3,072,969
iShares Core MSCI International Developed Markets
ETF ................................ 100,062 7,489,641
Security Shares Value
a
International Equity — 24.2% (continued)
iShares Global Infrastructure ETF .............. 14,294 $ 844,489
11,407,099
a
Total Long-Term Investments — 99.8%
(Cost: $ 43,738,283 ) ................................. 47,081,774
a
Short-Term Securities
Money Market Funds  —  3 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 1,707,769 1,708,452
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 102,294 102,294
a
Total Short-Term Securities — 3.8%
(Cost: $ 1,810,652 ) .................................. 1,810,746
Total Investments — 103.6%
(Cost: $ 45,548,935 ) ................................. 48,892,520
Liabilities in Excess of Other Assets — ( 3 .6 ) % ............... (1,701,977)
Net Assets — 100.0% ................................. $ 47,190,543
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 782,877 $ 925,930
(a)
$ — $ (394) $ 39 $ 1,708,452 1,707,769 $ 7,167
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 26,388 75,906
(a)
— — — 102,294 102,294 2,660 —
iShares 0-5 Year TIPS
Bond ETF ...... 103,138 259,348 (134,075) 2,094 2,302 232,807 2,264 3,926 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 575,484 1,215,440 (363,379) (18,642) (10,824) 1,398,079 28,012 46,914 —
iShares 10-20 Year
Treasury Bond ETF 473,100 1,180,620 (923,672) (18,227) (14,621) 697,200 6,938 30,652 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 492,972 1,834,496 (195,377) 812 15,190 2,148,093 40,815 42,755 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 339,984 1,176,388 (129,784) (1,209) 16,877 1,402,256 26,383 31,324 —
iShares Core MSCI
Emerging Markets
ETF .......... 773,176 2,369,299 (320,439) (940) 251,873 3,072,969 50,936 57,841 —
iShares Core MSCI
International
Developed Markets
ETF .......... 2,009,210 5,617,731 (584,222) 8,382 438,540 7,489,641 100,062 149,959 —

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(continued)
July 31, 2025
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S.
REIT ETF ...... $ 398,124 $ 989,470 $ (94,609) $ 265 $ (32,801) $ 1,260,449 22,504 $ 20,175 $ —
iShares Global
Infrastructure ETF 240,987 601,987 (71,160) 2,226 70,449 844,489 14,294 17,376 —
iShares MBS ETF .. 1,189,497 3,286,321 (87,727) 1,979 (21,271) 4,368,799 46,941 91,848 —
iShares Russell 1000
ETF .......... 5,018,786 12,882,074 (2,297,113) 20,227 1,547,073 17,171,047 49,433 112,155 —
iShares Russell 2000
ETF .......... 226,546 438,538 (139,253) (7,342) 6,731 525,220 2,394 4,121 —
iShares U.S. Treasury
Bond ETF ...... 1,212,926 5,548,658 (257,832) (2,426) (30,601) 6,470,725 283,555 89,477 —
$ (13,195) $ 2,238,956
$ 48,892,520
$ 708,350 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 47,081,774 $ — $ — $ 47,081,774
Short-Term Securities
Money Market Funds ...................................... 1,810,746 — — 1,810,746
$ 48,892,520 $ — $ — $ 48,892,520

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2040 ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  47 .2%
iShares Core U.S. REIT ETF ................. 23,521 $ 1,317,411
iShares Russell 1000 ETF ................... 47,491 16,496,474
iShares Russell 2000 ETF
(b)
.................. 3,059 671,114
18,484,999
a
Domestic Fixed Income  —  24 .1%
iShares 0-5 Year TIPS Bond ETF .............. 1,514 155,685
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 24,780 1,236,770
iShares 10-20 Year Treasury Bond ETF .......... 6,127 615,702
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 19,177 1,009,285
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 12,413 659,751
iShares MBS ETF ........................ 26,114 2,430,430
iShares U.S. Treasury Bond ETF .............. 145,655 3,323,847
9,431,470
a
International Equity  —  28 .5%
iShares Core MSCI Emerging Markets ETF ....... 49,986 3,015,655
iShares Core MSCI International Developed Markets
ETF ................................ 98,840 7,398,174
Security Shares Value
a
International Equity — 28.5% (continued)
iShares Global Infrastructure ETF .............. 13,169 $ 778,025
11,191,854
a
Total Long-Term Investments — 99.8%
(Cost: $ 35,673,920 ) ................................. 39,108,323
a
Short-Term Securities
Money Market Funds  —  4 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 1,814,481 1,815,207
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 69,557 69,557
a
Total Short-Term Securities — 4.8%
(Cost: $ 1,884,756 ) .................................. 1,884,764
Total Investments — 104.6%
(Cost: $ 37,558,676 ) ................................. 40,993,087
Liabilities in Excess of Other Assets — ( 4 .6 ) % ............... (1,814,870)
Net Assets — 100.0% ................................. $ 39,178,217
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 747,937 $ 1,067,557
(a)
$ — $ (250) $ (37) $ 1,815,207 1,814,481 $ 6,034
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 20,325 49,232
(a)
— — — 69,557 69,557 2,190 —
iShares 0-5 Year TIPS
Bond ETF ...... 71,257 170,482 (89,623) 1,218 2,351 155,685 1,514 3,351 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 505,566 1,038,506 (283,875) (11,905) (11,522) 1,236,770 24,780 44,729 —
iShares 10-20 Year
Treasury Bond ETF 338,700 785,225 (487,307) (10,378) (10,538) 615,702 6,127 23,396 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 274,652 799,501 (74,707) 703 9,136 1,009,285 19,177 23,817 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 180,500 525,930 (56,322) 26 9,617 659,751 12,413 17,355 —
iShares Core MSCI
Emerging Markets
ETF .......... 830,029 2,223,233 (332,071) 1,530 292,934 3,015,655 49,986 63,322 —
iShares Core MSCI
International
Developed Markets
ETF .......... 2,177,723 5,288,142 (657,086) 12,111 577,284 7,398,174 98,840 162,715 —

iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(continued)
July 31, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S.
REIT ETF ...... $ 454,780 $ 988,623 $ (95,744) $ 3,853 $ (34,101) $ 1,317,411 23,521 $ 22,910 $ —
iShares Global
Infrastructure ETF 246,344 525,466 (76,191) 3,367 79,039 778,025 13,169 17,729 —
iShares MBS ETF .. 709,753 1,764,652 (37,795) 2,579 (8,759) 2,430,430 26,114 57,846 —
iShares Russell 1000
ETF .......... 5,344,536 11,777,141 (2,286,108) 25,627 1,635,278 16,496,474 47,491 119,619 —
iShares Russell 2000
ETF .......... 286,541 515,818 (128,616) (9,628) 6,999 671,114 3,059 5,433 —
iShares U.S. Treasury
Bond ETF ...... 600,124 2,778,148 (38,359) 1,359 (17,425) 3,323,847 145,655 49,096 —
$ 20,212 $ 2,530,256
$ 40,993,087
$ 619,542 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 39,108,323 $ — $ — $ 39,108,323
Short-Term Securities
Money Market Funds ...................................... 1,884,764 — — 1,884,764
$ 40,993,087 $ — $ — $ 40,993,087

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2045 ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  54 .5%
iShares Core U.S. REIT ETF ................. 25,464 $ 1,426,239
iShares Russell 1000 ETF ................... 48,508 16,849,739
iShares Russell 2000 ETF
(b)
.................. 4,200 921,438
19,197,416
a
Domestic Fixed Income  —  13 .6%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 22,247 1,110,348
iShares 10-20 Year Treasury Bond ETF .......... 3,438 345,485
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 7,947 418,250
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 5,245 278,772
iShares MBS ETF ........................ 13,769 1,281,481
iShares U.S. Treasury Bond ETF .............. 59,301 1,353,249
4,787,585
a
International Equity  —  31 .7%
iShares Core MSCI Emerging Markets ETF ....... 53,038 3,199,782
iShares Core MSCI International Developed Markets
ETF ................................ 104,372 7,812,244
Security Shares Value
a
International Equity — 31.7% (continued)
iShares Global Infrastructure ETF .............. 2,956 $ 174,640
11,186,666
a
Total Long-Term Investments — 99.8%
(Cost: $ 31,641,961 ) ................................. 35,171,667
a
Short-Term Securities
Money Market Funds  —  5 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 1,981,466 1,982,259
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 50,912 50,912
a
Total Short-Term Securities — 5.8%
(Cost: $ 2,033,083 ) .................................. 2,033,171
Total Investments — 105.6%
(Cost: $ 33,675,044 ) ................................. 37,204,838
Liabilities in Excess of Other Assets — ( 5 .6 ) % ............... (1,982,695)
Net Assets — 100.0% ................................. $ 35,222,143
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 799,887 $ 1,183,371
(a)
$ — $ (1,049) $ 50 $ 1,982,259 1,981,466 $ 9,517
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 15,715 35,197
(a)
— — — 50,912 50,912 1,758 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 511,735 891,218 (271,357) (12,747) (8,501) 1,110,348 22,247 41,403 —
iShares 10-20 Year
Treasury Bond ETF 183,754 415,711 (243,278) (5,477) (5,225) 345,485 3,438 12,227 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 96,685 324,174 (6,226) 288 3,329 418,250 7,947 9,227 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 73,112 205,635 (4,335) 323 4,037 278,772 5,245 6,787 —
iShares Core MSCI
Emerging Markets
ETF .......... 996,380 2,191,091 (298,746) (2,654) 313,711 3,199,782 53,038 70,116 —
iShares Core MSCI
International
Developed Markets
ETF .......... 2,610,653 5,336,879 (739,654) 14,354 590,012 7,812,244 104,372 180,273 —
iShares Core U.S.
REIT ETF ...... 549,927 1,030,305 (121,623) 4,462 (36,832) 1,426,239 25,464 25,589 —

iShares
®
LifePath
®
Target Date 2045 ETF
Schedule of Investments
(continued)
July 31, 2025
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Global
Infrastructure ETF $ — $ 169,661 $ (5,105) $ 76 $ 10,008 $ 174,640 2,956 $ 2,715 $ —
iShares MBS ETF .. 401,790 905,600 (22,661) 1,142 (4,390) 1,281,481 13,769 30,461 —
iShares Russell 1000
ETF .......... 6,170,534 11,292,373 (2,303,741) 20,374 1,670,199 16,849,739 48,508 125,976 —
iShares Russell 2000
ETF .......... 408,544 638,526 (122,955) (6,568) 3,891 921,438 4,200 7,481 —
iShares U.S. Treasury
Bond ETF ...... 170,113 1,205,167 (13,820) 241 (8,452) 1,353,249 59,301 16,586 —
$ 12,765 $ 2,531,837
$ 37,204,838
$ 540,116 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 35,171,667  $ —  $ —  $ 35,171,667
Short-Term Securities
Money Market Funds ...................................... 2,033,171  —  —  2,033,171
$ 37,204,838  $ —  $ —  $ 37,204,838

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2050 ETF
(Percentages shown are based on Net Assets)
14
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  59 .0%
iShares Core U.S. REIT ETF ................. 13,978 $ 782,908
iShares Russell 1000 ETF ................... 48,582 16,875,443
iShares Russell 2000 ETF
(b)
.................. 4,944 1,084,664
18,743,015
a
Domestic Fixed Income  —  5 .6%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 25,034 1,249,447
iShares 10-20 Year Treasury Bond ETF .......... 1,548 155,559
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 3,577 188,258
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,361 125,487
iShares U.S. Treasury Bond ETF .............. 2,738 62,481
1,781,232
a
International Equity  —  35 .3%
iShares Core MSCI Emerging Markets ETF ....... 54,043 3,260,414
iShares Core MSCI International Developed Markets
ETF ................................ 105,964 7,931,405
11,191,819
a
Total Long-Term Investments — 99.9%
(Cost: $ 27,916,563 ) ................................. 31,716,066
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  7 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 2,317,081 $ 2,318,008
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 36,324 36,324
a
Total Short-Term Securities — 7.4%
(Cost: $ 2,354,316 ) .................................. 2,354,332
Total Investments — 107.3%
(Cost: $ 30,270,879 ) ................................. 34,070,398
Liabilities in Excess of Other Assets — ( 7 .3 ) % ............... (2,318,038)
Net Assets — 100.0% ................................. $ 31,752,360
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 965,365 $ 1,353,075
(a)
$ — $ (411) $ (21) $ 2,318,008 2,317,081 $ 5,711
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 12,996 23,328
(a)
— — — 36,324 36,324 1,558 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 413,336 971,254 (111,263) (5,948) (17,932) 1,249,447 25,034 36,517 —
iShares 10-20 Year
Treasury Bond ETF 51,896 213,364 (107,048) (319) (2,334) 155,559 1,548 3,390 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 76,923 281,503 (170,782) 2,606 (1,992) 188,258 3,577 4,015 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 38,731 191,397 (104,028) 1,176 (1,789) 125,487 2,361 2,825 —
iShares Core MSCI
Emerging Markets
ETF .......... 1,170,768 2,044,256 (275,849) (5,000) 326,239 3,260,414 54,043 74,577 —
iShares Core MSCI
International
Developed Markets
ETF .......... 3,080,902 5,005,544 (779,111) 8,522 615,548 7,931,405 105,964 189,574 —
iShares Core U.S.
REIT ETF ...... 257,540 558,440 (13,960) 950 (20,062) 782,908 13,978 12,911 —

iShares
®
LifePath
®
Target Date 2050 ETF
Schedule of Investments
(continued)
July 31, 2025
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares MBS ETF
(c)
. $ — $ 445,444 $ (446,503) $ 1,059 $ — $ — — $ 2,818 $ —
iShares Russell 1000
ETF .......... 7,254,959 9,999,076 (2,271,876) 13,725 1,879,559 16,875,443 48,582 139,140 —
iShares Russell 2000
ETF .......... 545,099 647,647 (111,077) (1,663) 4,658 1,084,664 4,944 9,335 —
iShares U.S. Treasury
Bond ETF ...... — 84,590 (21,617) (118) (374) 62,481 2,738 756 —
$ 14,579 $ 2,781,500
$ 34,070,398
$ 483,127 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 31,716,066 $ — $ — $ 31,716,066
Short-Term Securities
Money Market Funds ...................................... 2,354,332 — — 2,354,332
$ 34,070,398 $ — $ — $ 34,070,398

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2055 ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .0%
iShares Core U.S. REIT ETF ................. 5,097 $ 285,483
iShares Russell 1000 ETF ................... 35,891 12,467,097
iShares Russell 2000 ETF
(b)
.................. 3,875 850,136
13,602,716
a
Domestic Fixed Income  —  1 .7%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 7,461 372,379
a
International Equity  —  37 .2%
iShares Core MSCI Emerging Markets ETF ....... 40,106 2,419,595
iShares Core MSCI International Developed Markets
ETF ................................ 78,374 5,866,294
8,285,889
a
Total Long-Term Investments — 99.9%
(Cost: $ 19,867,235 ) ................................. 22,260,984
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  5 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 1,164,650 $ 1,165,116
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 21,988 21,988
a
Total Short-Term Securities — 5.3%
(Cost: $ 1,187,082 ) .................................. 1,187,104
Total Investments — 105.2%
(Cost: $ 21,054,317 ) ................................. 23,448,088
Liabilities in Excess of Other Assets — ( 5 .2 ) % ............... (1,165,604)
Net Assets — 100.0% ................................. $ 22,282,484
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 336,760 $ 829,067
(a)
$ — $ (724) $ 13 $ 1,165,116 1,164,650 $ 5,244
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 7,150 14,838
(a)
— — — 21,988 21,988 946 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 104,208 292,454 (19,199) 1,321 (6,405) 372,379 7,461 10,532 —
iShares Core MSCI
Emerging Markets
ETF .......... 758,073 1,710,148 (265,562) 16,831 200,105 2,419,595 40,106 54,628 —
iShares Core MSCI
International
Developed Markets
ETF .......... 1,992,887 4,231,570 (781,385) 56,437 366,785 5,866,294 78,374 137,770 —
iShares Core U.S.
REIT ETF ...... 92,528 219,858 (18,303) 796 (9,396) 285,483 5,097 4,735 —
iShares Russell 1000
ETF .......... 4,685,186 8,517,667 (1,936,842) 150,216 1,050,870 12,467,097 35,891 97,145 —
iShares Russell 2000
ETF .......... 364,220 595,422 (102,504) 6,492 (13,494) 850,136 3,875 6,803 —
$ 231,369 $ 1,588,478
$ 23,448,088
$ 317,803 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2055 ETF
Schedule of Investments
(continued)
July 31, 2025
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 22,260,984  $ —  $ —  $ 22,260,984
Short-Term Securities
Money Market Funds ...................................... 1,187,104  —  —  1,187,104
$ 23,448,088  $ —  $ —  $ 23,448,088

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2060 ETF
(Percentages shown are based on Net Assets)
18
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .5%
iShares Core U.S. REIT ETF ................. 3,230 $ 180,912
iShares Russell 1000 ETF ................... 27,171 9,438,119
iShares Russell 2000 ETF
(b)
.................. 2,978 653,343
10,272,374
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 3,287 164,054
a
International Equity  —  37 .4%
iShares Core MSCI Emerging Markets ETF ....... 30,037 1,812,132
iShares Core MSCI International Developed Markets
ETF ................................ 59,130 4,425,881
6,238,013
a
Total Long-Term Investments — 99.9%
(Cost: $ 14,699,844 ) ................................. 16,674,441
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 557,590 $ 557,814
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 17,326 17,326
a
Total Short-Term Securities — 3.4%
(Cost: $ 575,134 ) ................................... 575,140
Total Investments — 103.3%
(Cost: $ 15,274,978 ) ................................. 17,249,581
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (558,216)
Net Assets — 100.0% ................................. $ 16,691,365
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 274,827 $ 283,501
(a)
$ — $ (516) $ 2 $ 557,814 557,590 $ 4,199
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,410 12,916
(a)
— — — 17,326 17,326 635 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 49,354 117,827 (1,567) (85) (1,475) 164,054 3,287 4,478 —
iShares Core MSCI
Emerging Markets
ETF .......... 471,382 1,271,578 (86,016) (2,594) 157,782 1,812,132 30,037 35,577 —
iShares Core MSCI
International
Developed Markets
ETF .......... 1,231,467 3,218,066 (284,562) (2,863) 263,773 4,425,881 59,130 95,134 —
iShares Core U.S.
REIT ETF ...... 51,815 136,581 (2,419) (217) (4,848) 180,912 3,230 2,859 —
iShares Russell 1000
ETF .......... 2,893,108 6,380,788 (730,447) (31,461) 926,131 9,438,119 27,171 63,994 —
iShares Russell 2000
ETF .......... 224,084 449,032 (26,645) (2,421) 9,293 653,343 2,978 4,544 —
$ (40,157) $ 1,350,658
$ 17,249,581
$ 211,420 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2060 ETF
Schedule of Investments
(continued)
July 31, 2025
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 16,674,441  $ —  $ —  $ 16,674,441
Short-Term Securities
Money Market Funds ...................................... 575,140  —  —  575,140
$ 17,249,581  $ —  $ —  $ 17,249,581

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2065 ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .5%
iShares Core U.S. REIT ETF ................. 2,422 $ 135,656
iShares Russell 1000 ETF ................... 20,374 7,077,113
iShares Russell 2000 ETF ................... 2,233 489,898
7,702,667
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 2,465 123,028
a
International Equity  —  37 .4%
iShares Core MSCI Emerging Markets ETF ....... 22,522 1,358,752
iShares Core MSCI International Developed Markets
ETF ................................ 44,337 3,318,624
4,677,376
a
Total Long-Term Investments — 99.9%
(Cost: $ 10,752,109 ) ................................. 12,503,071
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 85,441 $ 85,475
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 12,907 12,907
a
Total Short-Term Securities — 0.8%
(Cost: $ 98,380 ) .................................... 98,382
Total Investments — 100.7%
(Cost: $ 10,850,489 ) ................................. 12,601,453
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (85,762)
Net Assets — 100.0% ................................. $ 12,515,691
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 274,805 $ — $ (188,868)
(a)
$ (459) $ (3) $ 85,475 85,441 $ 3,803
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,502 8,405
(a)
— — — 12,907 12,907 538 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 49,302 78,943 (3,770) (189) (1,258) 123,028 2,465 3,939 —
iShares Core MSCI
Emerging Markets
ETF ......... 471,382 845,885 (83,505) (2,628) 127,618 1,358,752 22,522 29,074 —
iShares Core MSCI
International
Developed Markets
ETF ......... 1,231,467 2,098,631 (250,386) 1,325 237,587 3,318,624 44,337 75,226 —
iShares Core U.S.
REIT ETF ..... 51,758 89,949 (2,765) (184) (3,102) 135,656 2,422 2,430 —
iShares Russell 1000
ETF ......... 2,893,108 4,098,447 (636,147) (31,619) 753,324 7,077,113 20,374 54,700 —
iShares Russell 2000
ETF ......... 224,084 285,967 (21,082) (1,501) 2,430 489,898 2,233 3,862 —
$ (35,255) $ 1,116,596
$ 12,601,453
$ 173,572 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2065 ETF
Schedule of Investments
(continued)
July 31, 2025
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 12,503,071 $ — $ — $ 12,503,071
Short-Term Securities
Money Market Funds ...................................... 98,382 — — 98,382
$ 12,601,453 $ — $ — $ 12,601,453

Schedule of Investments
July 31, 2025
iShares
®
LifePath
®
Target Date 2070 ETF
(Percentages shown are based on Net Assets)
22
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .5%
iShares Core U.S. REIT ETF ................. 730 $ 40,887
iShares Russell 1000 ETF ................... 6,147 2,135,223
iShares Russell 2000 ETF ................... 674 147,869
2,323,979
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 743 37,083
a
International Equity  —  37 .4%
iShares Core MSCI Emerging Markets ETF ....... 6,795 409,942
iShares Core MSCI International Developed Markets
ETF ................................ 13,377 1,001,268
1,411,210
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,493,576 ) .................................. 3,772,272
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(a) (c) (d)
...................... 37,460 $ 37,475
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 3,786 3,786
a
Total Short-Term Securities — 1.1%
(Cost: $ 41,259 ) .................................... 41,261
Total Investments — 101.0%
(Cost: $ 3,534,835 ) .................................. 3,813,533
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (37,456)
Net Assets — 100.0% ................................. $ 3,776,077
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/12/24
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 37,485
(b)
$ — $ (12) $ 2 $ 37,475 37,460 $ 132
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 3,786
(b)
— — — 3,786 3,786 127 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 37,812 (653) (9) (67) 37,083 743 814 —
iShares Core MSCI
Emerging Markets
ETF .......... — 390,449 (17,979) 135 37,337 409,942 6,795 8,351 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 971,229 (44,259) 1,506 72,792 1,001,268 13,377 21,293 —
iShares Core U.S.
REIT ETF ...... — 42,580 (230) (10) (1,453) 40,887 730 493 —
iShares Russell 1000
ETF .......... — 2,103,120 (131,586) (6,830) 170,519 2,135,223 6,147 11,068 —
iShares Russell 2000
ETF .......... — 153,335 (4,643) (391) (432) 147,869 674 771 —
$ (5,611) $ 278,698
$ 3,813,533
$ 43,049 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2070 ETF
Schedule of Investments
(continued)
July 31, 2025
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,772,272 $ — $ — $ 3,772,272
Short-Term Securities
Money Market Funds ...................................... 41,261 — — 41,261
$ 3,813,533 $ — $ — $ 3,813,533

2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
July 31, 2025
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 25,368,487  $ 31,758,873  $ 48,892,520  $ 40,993,087  $ 37,204,838
Receivables:
Securities lending income — affiliated ...................... 295  461  701  529  493
Capital shares sold ................................... —  —  5,994  —  —
Dividends — affiliated ................................. 67  246  314  218  161
Total assets .........................................
25,368,849  31,759,580  48,899,529  40,993,834  37,205,492
LIABILITIES
Collateral on securities loaned ............................. 440,078  832,476  1,708,986  1,815,617  1,983,349
Total liabilities ........................................
440,078  832,476  1,708,986  1,815,617  1,983,349
Commitments and contingent liabilities
NET ASSETS ........................................
$ 24,928,771  $ 30,927,104  $ 47,190,543  $ 39,178,217  $ 35,222,143
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 23,729,562  $ 28,733,789  $ 43,520,345  $ 35,455,247  $ 31,493,186
Accumulated earnings .................................. 1,199,209  2,193,315  3,670,198  3,722,970  3,728,957
NET ASSETS ........................................
$ 24,928,771  $ 30,927,104  $ 47,190,543  $ 39,178,217  $ 35,222,143
NET ASSET VALUE
Shares outstanding .................................... 841,078  980,000  1,460,000  1,180,000  1,040,000
Net asset value ....................................... $ 29.64  $ 31.56  $ 32.32  $ 33.20  $ 33.87
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 430,674  $ 813,557  $ 1,668,766  $ 1,771,699  $ 1,933,846
(b)
Investments, at cost — affiliated .......................... $ 24,124,200  $ 29,828,424  $ 45,548,935  $ 37,558,676  $ 33,675,044

Statements of Assets and Liabilities
(continued)
July 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 34,070,398  $ 23,448,088  $ 17,249,581  $ 12,601,453  $ 3,813,533
Receivables:
Securities lending income — affiliated ...................... 424  191  84  26  16
Dividends — affiliated ................................. 121  76  61  45  13
Total assets .........................................
34,070,943  23,448,355  17,249,726  12,601,524  3,813,562
LIABILITIES
Collateral on securities loaned ............................. 2,318,583  1,165,871  558,361  85,833  37,485
Total liabilities ........................................
2,318,583  1,165,871  558,361  85,833  37,485
Commitments and contingent liabilities
NET ASSETS ........................................
$ 31,752,360  $ 22,282,484  $ 16,691,365  $ 12,515,691  $ 3,776,077
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 27,812,384  $ 19,780,486  $ 14,630,357  $ 10,704,130  $ 3,475,823
Accumulated earnings .................................. 3,939,976  2,501,998  2,061,008  1,811,561  300,254
NET ASSETS ........................................
$ 31,752,360  $ 22,282,484  $ 16,691,365  $ 12,515,691  $ 3,776,077
NET ASSET VALUE
Shares outstanding .................................... 920,000  640,000  480,000  360,000  140,000
Net asset value ....................................... $ 34.51  $ 34.82  $ 34.77  $ 34.77  $ 26.97
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 2,260,507  $ 1,134,552  $ 543,281  $ 83,998  $ 36,684
(b)
Investments, at cost — affiliated .......................... $ 30,270,879  $ 21,054,317  $ 15,274,978  $ 10,850,489  $ 3,534,835

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended July 31, 2025
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
INVESTMENT INCOME
Dividends — affiliated ............................... $ 374,017  $ 517,613  $ 701,183  $ 613,508  $ 530,599
Interest — unaffiliated ............................... 6  6  11  7  7
Securities lending income — affiliated — net ................ 3,728  5,765  7,167  6,034  9,517
Total investment income ...............................
377,751  523,384  708,361  619,549  540,123
EXPENSES
Total expenses ..................................... —  —  —  —  —
Net investment income ................................
377,751  523,384  708,361  619,549  540,123
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ (44,890) (57,523) (100,229) (83,831) (117,840)
In-kind redemptions — affiliated
(a)
..................... 119,357  157,428  87,034  104,043  130,605
74,467  99,905  (13,195) 20,212  12,765
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 590,771  1,218,517  2,238,956  2,530,256  2,531,837
590,771  1,218,517  2,238,956  2,530,256  2,531,837
Net realized and unrealized gain .........................
665,238  1,318,422  2,225,761  2,550,468  2,544,602
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,042,989  $ 1,841,806  $ 2,934,122  $ 3,170,017  $ 3,084,725
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended July 31, 2025
Statements of Operations
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ............................... $ 477,416  $ 312,559  $ 207,221  $ 169,769  $ 42,917
Interest — unaffiliated ............................... 4  1  1  3  —
Securities lending income — affiliated — net ................ 5,711  5,244  4,199  3,803  132
Total investment income ...............................
483,131  317,804  211,421  173,575  43,049
EXPENSES
Interest expense .................................. —  45  —  5  —
Total expenses ..................................... —  45  —  5  —
Net investment income ................................
483,131  317,759  211,421  173,570  43,049
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ (122,531) (68,800) (40,157) (35,255) (5,611)
In-kind redemptions — affiliated
(b)
..................... 137,110  300,169  —  —  —
14,579  231,369  (40,157) (35,255) (5,611)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 2,781,500  1,588,478  1,350,658  1,116,596  278,698
2,781,500  1,588,478  1,350,658  1,116,596  278,698
Net realized and unrealized gain .........................
2,796,079  1,819,847  1,310,501  1,081,341  273,087
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 3,279,210  $ 2,137,606  $ 1,521,922  $ 1,254,911  $ 316,136
(a)
For the period from November 12, 2024 (commencement of operations) to July 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
LifePath Retirement ETF
iShares
LifePath Target Date 2030 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 377,751  $ 71,390  $ 523,384  $ 135,823
Net realized gain (loss) ......................................... 74,467  74,796  99,905  (2,886)
Net change in unrealized appreciation (depreciation) ..................... 590,771  290,429  1,218,517  711,932
Net increase in net assets resulting from operations ........................
1,042,989  436,615  1,841,806  844,869
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(391,462) (71,340) (310,934) (23,764)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
20,320,000  3,591,969  19,416,071  9,159,056
NET ASSETS
Total increase in net assets ........................................ 20,971,527  3,957,244  20,946,943  9,980,161
Beginning of period .............................................
3,957,244  —  9,980,161  —
End of period .................................................
$ 24,928,771  $ 3,957,244  $ 30,927,104  $ 9,980,161
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2035 ETF
iShares
LifePath Target Date 2040 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 708,361  $ 171,859  $ 619,549  $ 123,351
Net realized gain (loss) ......................................... (13,195) 6,559  20,212  189,453
Net change in unrealized appreciation (depreciation) ..................... 2,238,956  1,104,629  2,530,256  904,155
Net increase in net assets resulting from operations ........................
2,934,122  1,283,047  3,170,017  1,216,959
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(414,192) (45,745) (333,453) (36,483)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
31,589,819  11,843,492  24,300,539  10,860,638
NET ASSETS
Total increase in net assets ........................................ 34,109,749  13,080,794  27,137,103  12,041,114
Beginning of period .............................................
13,080,794  —  12,041,114  —
End of period .................................................
$ 47,190,543  $ 13,080,794  $ 39,178,217  $ 12,041,114
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2045 ETF
iShares
LifePath Target Date 2050 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 540,123  $ 117,486  $ 483,131  $ 115,625
Net realized gain (loss) ......................................... 12,765  (1,712) 14,579  (1,727)
Net change in unrealized appreciation (depreciation) ..................... 2,531,837  997,957  2,781,500  1,018,019
Net increase in net assets resulting from operations ........................
3,084,725  1,113,731  3,279,210  1,131,917
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(315,072) (23,822) (310,847) (23,194)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
20,263,088  11,099,493  15,880,663  11,794,611
NET ASSETS
Total increase in net assets ........................................ 23,032,741  12,189,402  18,849,026  12,903,334
Beginning of period .............................................
12,189,402  —  12,903,334  —
End of period .................................................
$ 35,222,143  $ 12,189,402  $ 31,752,360  $ 12,903,334
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2055 ETF
iShares
LifePath Target Date 2060 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 317,759  $ 77,089  $ 211,421  $ 57,602
Net realized gain (loss) ......................................... 231,369  3,382  (40,157) 5,543
Net change in unrealized appreciation (depreciation) ..................... 1,588,478  805,293  1,350,658  623,945
Net increase in net assets resulting from operations ........................
2,137,606  885,764  1,521,922  687,090
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(198,253) (22,950) (125,053) (22,951)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
12,338,776  7,141,541  10,368,846  4,261,511
NET ASSETS
Total increase in net assets ........................................ 14,278,129  8,004,355  11,765,715  4,925,650
Beginning of period .............................................
8,004,355  —  4,925,650  —
End of period .................................................
$ 22,282,484  $ 8,004,355  $ 16,691,365  $ 4,925,650
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2065 ETF
iShares
LifePath Target
Date 2070 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Period From
11/12/24
(a)
to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 173,570  $ 58,789  $ 43,049
Net realized gain (loss) ........................................................... (35,255) 2,293  (5,611)
Net change in unrealized appreciation (depreciation) ....................................... 1,116,596  634,368  278,698
Net increase in net assets resulting from operations ..........................................
1,254,911  695,450  316,136
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(115,849) (22,951) (15,882)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................
6,450,995  4,253,135  3,475,823
NET ASSETS
Total increase in net assets .......................................................... 7,590,057  4,925,634  3,776,077
Beginning of period ...............................................................
4,925,634  —  —
End of period ...................................................................
$ 12,515,691  $ 4,925,634  $ 3,776,077
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Retirement ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 28.27  $ 25.00
Net investment income
(b)
.............................................................................. 0 .89  0 .62
Net realized and unrealized gain
(c)
........................................................................
1 .39  3 .26
Net increase from investment operations .....................................................................
2 .28  3 .88
Distributions from net investment income
(d)
.................................................................... ( 0 .91 ) ( 0 .61 )
Net asset value, end of period ...........................................................................
$ 29.64  $ 28.27
Total Return
(e)
– –
Based on net asset value ...............................................................................
8 .25% 15.65%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
3 .12% 2 .90%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 24,929  $ 3,957
Portfolio turnover rate
(i)
.................................................................................
18% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2030 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 29.35  $ 25.00
Net investment income
(b)
.............................................................................. 0 .89  0 .62
Net realized and unrealized gain
(c)
........................................................................
1 .90  3 .90
Net increase from investment operations .....................................................................
2 .79  4 .52
Distributions from net investment income
(d)
.................................................................... ( 0 .58 ) ( 0 .17 )
Net asset value, end of period ...........................................................................
$ 31.56  $ 29.35
Total Return
(e)
– –
Based on net asset value ...............................................................................
9 .62% 18.15%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .95% 2 .83%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 30,927  $ 9,980
Portfolio turnover rate
(i)
.................................................................................
24% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2035 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 29.73  $ 25.00
Net investment income
(b)
.............................................................................. 0 .85  0 .61
Net realized and unrealized gain
(c)
........................................................................
2 .32  4 .35
Net increase from investment operations .....................................................................
3 .17  4 .96
Distributions
(d)
– –
From net investment income ........................................................................... ( 0 .57 ) ( 0 .23 )
From net realized gains ............................................................................... ( 0 .01 ) —
Total distributions ....................................................................................
( 0 .58 ) ( 0 .23 )
Net asset value, end of period ...........................................................................
$ 32.32  $ 29.73
Total Return
(e)
– –
Based on net asset value ...............................................................................
10.81% 19.92%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .79% 2 .75%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 47,191  $ 13,081
Portfolio turnover rate
(i)
.................................................................................
19% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2040 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 30.10  $ 25.00
Net investment income
(b)
.............................................................................. 0 .80  0 .55
Net realized and unrealized gain
(c)
........................................................................
2 .78  4 .79
Net increase from investment operations .....................................................................
3 .58  5 .34
Distributions from net investment income
(d)
.................................................................... ( 0 .48 ) ( 0 .24 )
Net asset value, end of period ...........................................................................
$ 33.20  $ 30.10
Total Return
(e)
– –
Based on net asset value ...............................................................................
12.01% 21.49%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .55% 2 .45%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 39,178  $ 12,041
Portfolio turnover rate
(i)
.................................................................................
17% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2045 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 30.47  $ 25.00
Net investment income
(b)
.............................................................................. 0 .77  0 .54
Net realized and unrealized gain
(c)
........................................................................
3 .14  5 .17
Net increase from investment operations .....................................................................
3 .91  5 .71
Distributions from net investment income
(d)
.................................................................... ( 0 .51 ) ( 0 .24 )
Net asset value, end of period ...........................................................................
$ 33.87  $ 30.47
Total Return
(e)
– –
Based on net asset value ...............................................................................
12.96% 22.96%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .44% 2 .41%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 35,222  $ 12,189
Portfolio turnover rate
(i)
.................................................................................
16% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2050 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 30.72  $ 25.00
Net investment income
(b)
.............................................................................. 0 .72  0 .54
Net realized and unrealized gain
(c)
........................................................................
3 .56  5 .41
Net increase from investment operations .....................................................................
4 .28  5 .95
Distributions from net investment income
(d)
.................................................................... ( 0 .49 ) ( 0 .23 )
Net asset value, end of period ...........................................................................
$ 34.51  $ 30.72
Total Return
(e)
– –
Based on net asset value ...............................................................................
14.08% 23.94%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .23% 2 .37%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 31,752  $ 12,903
Portfolio turnover rate
(i)
.................................................................................
17% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2055 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.79  $ 25.00
Net investment income
(b)
............................................................................. 0 .71  0 .49
Net realized and unrealized gain
(c)
.......................................................................
3 .77  5 .53
Net increase from investment operations ....................................................................
4 .48  6 .02
Distributions
(d)
– –
From net investment income .......................................................................... ( 0 .44 ) ( 0 .23 )
From net realized gains .............................................................................. ( 0 .01 ) —
Total distributions ...................................................................................
( 0 .45 ) ( 0 .23 )
Net asset value, end of period ..........................................................................
$ 34.82  $ 30.79
Total Return
(e)
– –
Based on net asset value ..............................................................................
14.71% 24.18%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses .....................................................................................
0 .00%
(h)
0 .00%
(i)
Net investment income ................................................................................
2 .20% 2 .18%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 22,282  $ 8,004
Portfolio turnover rate
(j)
................................................................................
12% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2060 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................
$ 30.79  $ 25.00
Net investment income
(b)
.............................................................................. 0 .73  0 .51
Net realized and unrealized gain
(c)
........................................................................
3 .77  5 .51
Net increase from investment operations .....................................................................
4 .50  6 .02
Distributions
(d)
– –
From net investment income ........................................................................... ( 0 .49 ) ( 0 .23 )
From net realized gains ............................................................................... ( 0 .03 ) —
Total distributions ....................................................................................
( 0 .52 ) ( 0 .23 )
Net asset value, end of period ...........................................................................
$ 34.77  $ 30.79
Total Return
(e)
– –
Based on net asset value ...............................................................................
14.82% 24.18%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .00% 0 .00%
(h)
Net investment income .................................................................................
2 .27% 2 .30%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 16,691  $ 4,926
Portfolio turnover rate
(i)
.................................................................................
12% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2065 ETF
Year Ended
07/31/25
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.79  $ 25.00
Net investment income
(b)
............................................................................. 0 .69  0 .49
Net realized and unrealized gain
(c)
.......................................................................
3 .82  5 .53
Net increase from investment operations ....................................................................
4 .51  6 .02
Distributions
(d)
– –
From net investment income .......................................................................... ( 0 .51 ) ( 0 .23 )
From net realized gains .............................................................................. ( 0 .02 ) —
Total distributions ...................................................................................
( 0 .53 ) ( 0 .23 )
Net asset value, end of period ..........................................................................
$ 34.77  $ 30.79
Total Return
(e)
– –
Based on net asset value ..............................................................................
14.82% 24.18%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses .....................................................................................
0 .00%
(h)
0 .00%
(i)
Net investment income ................................................................................
2 .15% 2 .20%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 12,516  $ 4,926
Portfolio turnover rate
(j)
................................................................................
12% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2070
ETF
Period From
11/12/24
(a)
to 07/31/25
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .44
Net realized and unrealized gain
(c)
........................................................................................
1 .73
Net increase from investment operations .....................................................................................
2 .17
Distributions from net investment income
(d)
.................................................................................... ( 0 .20 )
Net asset value, end of period ...........................................................................................
$ 26.97
Total Return
(e)
–
Based on net asset value ...............................................................................................
8 .76%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .00%
(h)
Net investment income .................................................................................................
2 .46%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,776
Portfolio turnover rate
(i)
.................................................................................................
8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
Reorganization: The Board of iShares LifePath Retirement ETF (the “Acquiring Fund”) and iShares LifePath Target Date 2025 ETF (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 15, 2024.
The reorganization was accomplished by a tax-free exchange of 180,000 shares of the Target Fund at a conversion ratio of 1.00604262 for an initial 181,087 shares of the
Acquiring Fund which was reduced to 181,078 shares due to a cash in lieu payout for any fractional shares.
The Target Fund’s net assets of $5,153,726 were comprised of $4,790,616 paid-in-capital and $363,110 accumulated earnings on November 15, 2024, the valuation date of the reorganization.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $5,691,967. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $10,845,693. The Target Fund’s fair value of investments was $5,150,785 and cost was $4,787,698 prior to the reorganization.
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2024.
Assuming the reorganization had been completed on August 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended July 31, 2025, were as follows:
• Net investment income (loss): $411,421
• Net realized and change in unrealized gain/loss on investments: $696,613
• Net increase/decrease in net assets resulting from operations: $1,108,034
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since November 18, 2024.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual
iShares ETF
Diversification
Classification
LifePath Retirement ................................................................................................... Diversified
LifePath Target Date 2030 ............................................................................................... Diversified
LifePath Target Date 2035 ............................................................................................... Diversified
LifePath Target Date 2040 ............................................................................................... Diversified
LifePath Target Date 2045 ............................................................................................... Diversified
LifePath Target Date 2050 ............................................................................................... Diversified
LifePath Target Date 2055 ............................................................................................... Diversified
LifePath Target Date 2060 ............................................................................................... Diversified
LifePath Target Date 2065 ............................................................................................... Diversified
LifePath Target Date 2070
(a)
.............................................................................................. Diversified
(a)
The Fund commenced operations on November 12, 2024.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
( continued)

Notes to Financial Statements
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
LifePath Retirement
J.P. Morgan Securities LLC ......................................... $ 430,674 $ (430,674) $ — $ —
$ 430,674 $ (430,674)
$ —
$ —
a
LifePath Target Date 2030
J.P. Morgan Securities LLC ......................................... 813,557 (813,557) — —
$ 813,557 $ (813,557)
$ —
$ —
a
LifePath Target Date 2035
J.P. Morgan Securities LLC ......................................... 1,668,766 (1,668,766) — —
$ 1,668,766 $ (1,668,766)
$ —
$ —
a
LifePath Target Date 2040
J.P. Morgan Securities LLC ......................................... 1,771,699 (1,771,699) — —
$ 1,771,699 $ (1,771,699)
$ —
$ —
a
LifePath Target Date 2045
J.P. Morgan Securities LLC ......................................... 1,933,846 (1,933,846) — —
$ 1,933,846 $ (1,933,846)
$ —
$ —
a
LifePath Target Date 2050
J.P. Morgan Securities LLC ......................................... 2,260,507 (2,260,507) — —
$ 2,260,507 $ (2,260,507)
$ —
$ —
a

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
LifePath Target Date 2055
J.P. Morgan Securities LLC ......................................... $ 1,134,552 $ (1,134,552) $ — $ —
$ 1,134,552 $ (1,134,552)
$ —
$ —
a
LifePath Target Date 2060
J.P. Morgan Securities LLC ......................................... 543,281 (543,281) — —
$ 543,281 $ (543,281)
$ —
$ —
a
LifePath Target Date 2065
J.P. Morgan Securities LLC ......................................... 83,998 (83,998) — —
$ 83,998 $ (83,998)
$ —
$ —
a
LifePath Target Date 2070
J.P. Morgan Securities LLC ......................................... 36,684 (36,684) — —
$ 36,684 $ (36,684)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the period ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended July 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
LifePath Retirement .................................................................................................. $ 1,140
LifePath Target Date 2030 .............................................................................................. 1,818
LifePath Target Date 2035 .............................................................................................. 2,474
LifePath Target Date 2040 .............................................................................................. 1,914
LifePath Target Date 2045 .............................................................................................. 2,828
LifePath Target Date 2050 .............................................................................................. 1,762
LifePath Target Date 2055 .............................................................................................. 1,742
LifePath Target Date 2060 .............................................................................................. 1,266
LifePath Target Date 2065 .............................................................................................. 1,138
LifePath Target Date 2070 .............................................................................................. 48
iShares ETF Purchases Sales
LifePath Retirement ................................................................................ $ 2,278,365 $ 2,289,397
LifePath Target Date 2030 ............................................................................ 4,452,513 4,242,560
LifePath Target Date 2035 ............................................................................ 5,306,968 5,002,921
LifePath Target Date 2040 ............................................................................ 4,337,218 4,037,602
LifePath Target Date 2045 ............................................................................ 3,736,189 3,515,754
LifePath Target Date 2050 ............................................................................ 3,944,406 3,768,884
LifePath Target Date 2055 ............................................................................ 1,928,594 1,811,215
LifePath Target Date 2060 ............................................................................ 1,217,326 1,131,656
LifePath Target Date 2065 ............................................................................ 1,052,945 997,655
LifePath Target Date 2070 ............................................................................ 238,733 199,350
iShares ETF In-kind Purchases In-kind Sales
LifePath Retirement .................................................................................. $ 16,267,753 $ 1,123,028
LifePath Target Date 2030 .............................................................................. 20,544,234 1,181,998
LifePath Target Date 2035 .............................................................................. 32,093,402 595,721
LifePath Target Date 2040 .............................................................................. 24,843,649 606,202
LifePath Target Date 2045 .............................................................................. 20,870,151 637,747
LifePath Target Date 2050 .............................................................................. 16,498,109 644,230
LifePath Target Date 2055 .............................................................................. 13,638,525 1,312,580
LifePath Target Date 2060 .............................................................................. 10,356,546 —
LifePath Target Date 2065 .............................................................................. 6,444,877 —
LifePath Target Date 2070 .............................................................................. 3,459,792 —

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to distributions paid in excess of taxable income, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
LifePath Retirement .................................................................................. $ 118,144 $ (118,144)
LifePath Target Date 2030 .............................................................................. 158,720 (158,720)
LifePath Target Date 2035 .............................................................................. 87,034 (87,034)
LifePath Target Date 2040 .............................................................................. 104,043 (104,043)
LifePath Target Date 2045 .............................................................................. 130,605 (130,605)
LifePath Target Date 2050 .............................................................................. 137,110 (137,110)
LifePath Target Date 2055 .............................................................................. 300,169 (300,169)
iShares ETF
Year Ended
07/31/25
Period From
10/17/2023
to 07/31/24
LifePath Retirement
(a)
Ordinary income ........................................................................................... $ 391,462 $ 71,340
LifePath Target Date 2030
(a)
Ordinary income ........................................................................................... $ 310,934 $ 23,764
LifePath Target Date 2035
(a)
Ordinary income ........................................................................................... $ 414,192 $ 45,745
LifePath Target Date 2040
(a)
Ordinary income ........................................................................................... $ 333,453 $ 36,483
LifePath Target Date 2045
(a)
Ordinary income ........................................................................................... $ 315,072 $ 23,822
LifePath Target Date 2050
(a)
Ordinary income ........................................................................................... $ 310,847 $ 23,194
LifePath Target Date 2055
(a)
Ordinary income ........................................................................................... $ 198,253 $ 22,950
LifePath Target Date 2060
(a)
Ordinary income ........................................................................................... $ 125,053 $ 22,951
LifePath Target Date 2065
(a)
Ordinary income ........................................................................................... $ 115,849 $ 22,951
LifePath Target Date 2070
(b)
Ordinary income ........................................................................................... $ 15,882 $ —
(a)
The Fund commenced operations on October 17, 2023.
(b)
The Fund commenced operations on November 12, 2024.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended July 31, 2025, the iShares LifePath Target Date 2030 ETF utilized $2,441 of its capital loss carryforwards.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
LifePath Retirement ...............................
$ — $ (27,962) $ 1,227,171 $ — $ 1,199,209
LifePath Target Date 2030 ...........................
324,567 — 1,923,649 (54,901) 2,193,315
LifePath Target Date 2035 ...........................
428,098 — 3,305,412 (63,312) 3,670,198
LifePath Target Date 2040 ...........................
372,964 (55,813) 3,405,819 — 3,722,970
LifePath Target Date 2045 ...........................
318,715 (74,680) 3,484,922 — 3,728,957
LifePath Target Date 2050 ...........................
264,715 (43,110) 3,718,371 — 3,939,976
LifePath Target Date 2055 ...........................
178,603 — 2,349,685 (26,290) 2,501,998
LifePath Target Date 2060 ...........................
128,344 — 1,944,566 (11,902) 2,061,008
LifePath Target Date 2065 ...........................
97,588 — 1,723,414 (9,441) 1,811,561
LifePath Target Date 2070 ...........................
27,167 (1,668) 274,755 — 300,254
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(c)
The Trust has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
LifePath Retirement ............................................ $ 24,141,316  $ 1,227,171  $ —  $ 1,227,171
LifePath Target Date 2030 ........................................ 29,835,224  1,936,773  (13,124) 1,923,649
LifePath Target Date 2035 ........................................ 45,587,108  3,305,412  —  3,305,412
LifePath Target Date 2040 ........................................ 37,587,268  3,412,461  (6,642) 3,405,819
LifePath Target Date 2045 ........................................ 33,719,916  3,493,750  (8,828) 3,484,922
LifePath Target Date 2050 ........................................ 30,352,027  3,739,031  (20,660) 3,718,371
LifePath Target Date 2055 ........................................ 21,098,403  2,362,371  (12,686) 2,349,685
LifePath Target Date 2060 ........................................ 15,305,015  1,948,744  (4,178) 1,944,566
LifePath Target Date 2065 ........................................ 10,878,039  1,723,434  (20) 1,723,414
LifePath Target Date 2070 ........................................ 3,538,778  278,659  (3,904) 274,755

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
07/31/25
Period Ended
07/31/24
iShares ETF Shares  Amount  Shares  Amount
LifePath Retirement
(a)
Shares sold ............................................... 560,000  $ 16,291,237  160,000  $ 4,155,271
Shares issued  in reorganization 181,078  5,153,726  —  —
Shares redeemed ........................................... (40,000) (1,124,963) (20,000) (563,302)
701,078  $ 20,320,000  140,000  $ 3,591,969
LifePath Target Date 2030
(a)
Shares sold ............................................... 680,000  $ 20,600,905  340,000  $ 9,159,056
Shares redeemed ........................................... (40,000) (1,184,834) —  —
640,000  $ 19,416,071  340,000  $ 9,159,056
LifePath Target Date 2035
(a)
Shares sold ............................................... 1,040,000  $ 32,187,539  440,000  $ 11,843,492
Shares redeemed ........................................... (20,000) (597,720) —  —
1,020,000  $ 31,589,819  440,000  $ 11,843,492
LifePath Target Date 2040
(a)
Shares sold ............................................... 800,000  $ 24,908,361  440,000  $ 12,027,473
Shares redeemed ........................................... (20,000) (607,822) (40,000) (1,166,835)
780,000  $ 24,300,539  400,000  $ 10,860,638
LifePath Target Date 2045
(a)
Shares sold ............................................... 660,000  $ 20,901,469  400,000  $ 11,099,493
Shares redeemed ........................................... (20,000) (638,381) —  —
640,000  $ 20,263,088  400,000  $ 11,099,493
LifePath Target Date 2050
(a)
Shares sold ............................................... 520,000  $ 16,525,203  420,000  $ 11,794,611
Shares redeemed ........................................... (20,000) (644,540) —  —
500,000  $ 15,880,663  420,000  $ 11,794,611
LifePath Target Date 2055
(a)
Shares sold ............................................... 420,000  $ 13,652,459  260,000  $ 7,141,541
Shares redeemed ........................................... (40,000) (1,313,683) —  —
380,000  $ 12,338,776  260,000  $ 7,141,541

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Period Ended
07/31/24
iShares ETF Shares Amount Shares Amount
LifePath Target Date 2060
(a)
Shares sold ............................................... 320,000  $ 10,368,846  160,000  $ 4,261,511
Shares redeemed ........................................... —  —  —  —
320,000  $ 10,368,846  160,000  $ 4,261,511
LifePath Target Date 2065
(a)
Shares sold ............................................... 200,000  $ 6,450,995  160,000  $ 4,253,135
Shares redeemed ........................................... —  —  —  —
200,000  $ 6,450,995  160,000  $ 4,253,135
LifePath Target Date 2070
(b)
Shares sold ............................................... 140,000  $ 3,475,823  —  $ —
Shares redeemed ........................................... —  —  —  —
140,000  $ 3,475,823  —  $ —
(a)
The Fund commenced operations on October 17, 2023.
(b)
The Fund commenced operations on November 12, 2024.

Report of Independent Registered Public Accounting Firm

2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares LifePath Retirement ETF
(1)
  iShares LifePath Target Date 2030 ETF
(1)
  iShares LifePath Target Date 2035 ETF
(1)
  iShares LifePath Target Date 2040 ETF
(1)
  iShares LifePath Target Date 2045 ETF
(1)
  iShares LifePath Target Date 2050 ETF
(1)
  iShares LifePath Target Date 2055 ETF
(1)
  iShares LifePath Target Date 2060 ETF
(1)
  iShares LifePath Target Date 2065 ETF
(1)
  iShares LifePath Target Date 2070 ETF
(2)
(1)
Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for the year ended July 31, 2025 and the period October 17, 2023 (commencement of operations) through July 31, 2024
(2)
Statement of operations and statement of changes in net assets for the period November 12, 2024 (commencement of operations) through July 31, 2025

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended July 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal period ended July 31, 2025:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal period ended July 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
LifePath Retirement ................................................................................................... $ 49,200
LifePath Target Date 2030 ............................................................................................... 104,497
LifePath Target Date 2035 ............................................................................................... 171,255
LifePath Target Date 2040 ............................................................................................... 168,066
LifePath Target Date 2045 ............................................................................................... 188,881
LifePath Target Date 2050 ............................................................................................... 219,642
LifePath Target Date 2055 ............................................................................................... 149,520
LifePath Target Date 2060 ............................................................................................... 89,691
LifePath Target Date 2065 ............................................................................................... 85,515
LifePath Target Date 2070 ............................................................................................... 32,532
iShares ETF
Qualified Business
Income
LifePath Retirement ................................................................................................... $ 4,237
LifePath Target Date 2030 ............................................................................................... 9,307
LifePath Target Date 2035 ............................................................................................... 17,039
LifePath Target Date 2040 ............................................................................................... 17,017
LifePath Target Date 2045 ............................................................................................... 19,624
LifePath Target Date 2050 ............................................................................................... 12,081
LifePath Target Date 2055 ............................................................................................... 6,529
LifePath Target Date 2060 ............................................................................................... 4,093
LifePath Target Date 2065 ............................................................................................... 3,781
LifePath Target Date 2070 ............................................................................................... 1,304
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
LifePath Retirement ..................................................................................
$ 30,043 $ 2,497
LifePath Target Date 2030 ..............................................................................
66,678 5,471
LifePath Target Date 2035 ..............................................................................
110,193 9,062
LifePath Target Date 2040 ..............................................................................
110,609 9,154
LifePath Target Date 2045 ..............................................................................
129,818 10,754
LifePath Target Date 2050 ..............................................................................
148,972 12,320
LifePath Target Date 2055 ..............................................................................
102,734 8,534
LifePath Target Date 2060 ..............................................................................
59,121 4,895
LifePath Target Date 2065 ..............................................................................
55,935 4,623
LifePath Target Date 2070 ..............................................................................
27,503 2,231
iShares ETF
Dividends-Received
Deduction
LifePath Retirement ................................................................................................... 12.81%
LifePath Target Date 2030 ............................................................................................... 15.04
LifePath Target Date 2035 ............................................................................................... 18.27
LifePath Target Date 2040 ............................................................................................... 21 .63
LifePath Target Date 2045 ............................................................................................... 24.64
LifePath Target Date 2050 ............................................................................................... 29.45
LifePath Target Date 2055 ............................................................................................... 30.88
LifePath Target Date 2060 ............................................................................................... 31.00
LifePath Target Date 2065 ............................................................................................... 32.16
LifePath Target Date 2070 ............................................................................................... 25.27

Important Tax Information
(unaudited) (continued)

2025
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended July 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended July 31, 2025:
iShares ETF Interest Dividends
LifePath Retirement ................................................................................................... $ 138,472
LifePath Target Date 2030 ............................................................................................... 169,158
LifePath Target Date 2035 ............................................................................................... 180,719
LifePath Target Date 2040 ............................................................................................... 105,718
LifePath Target Date 2045 ............................................................................................... 57,334
LifePath Target Date 2050 ............................................................................................... 26,068
LifePath Target Date 2055 ............................................................................................... 5,433
LifePath Target Date 2060 ............................................................................................... 2,667
LifePath Target Date 2065 ............................................................................................... 2,629
LifePath Target Date 2070 ............................................................................................... 855
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
LifePath Retirement .................................................................................. $ 130,757 $ 12,320
LifePath Target Date 2030 .............................................................................. 157,187 —
LifePath Target Date 2035 .............................................................................. 166,600 7,815
LifePath Target Date 2040 .............................................................................. 97,009 —
LifePath Target Date 2045 .............................................................................. 51,936 —
LifePath Target Date 2050 .............................................................................. 21,854 —
LifePath Target Date 2055 .............................................................................. 4,635 4,958
LifePath Target Date 2060 .............................................................................. 2,284 7,325
LifePath Target Date 2065 .............................................................................. 2,251 4,029
LifePath Target Date 2070 .............................................................................. 718 —

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Annual Financial Statements and Additional Information
iShares LifePath Retirement ETF, iShares LifePath Target Date 2030 ETF, iShares LifePath Target Date 2035 ETF, iShares LifePath Target Date 2040 ETF, iShares
LifePath Target Date 2045 ETF, iShares LifePath Target Date 2050 ETF, iShares LifePath Target Date 2055 ETF, iShares LifePath Target Date 2060 ETF, iShares
LifePath Target Date 2065 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the
Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2025